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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor,

Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011 – December 31, 2011

Item 1. Schedule of Investments

2011 QUARTERLY REPORT

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

DECEMBER 31, 2011

FUND

Russell 1000 Low Beta ETF

Russell 1000 High Beta ETF

Russell 1000 Low Volatility ETF

Russell 1000 High Volatility ETF

Russell 1000 High Momentum ETF

Russell 2000 Low Beta ETF

Russell 2000 High Beta ETF

Russell 2000 Low Volatility ETF

Russell 2000 High Volatility ETF

Russell 2000 High Momentum ETF

Russell Developed ex-U.S. Low Beta ETF

Russell Developed ex-U.S. Low Volatility ETF

Russell Developed ex-U.S. High Momentum ETF

Russell Exchange-Traded Funds Trust

Russell Exchange-Traded Funds Trust is a series investment company with 24 different investment portfolios referred to as Funds. This quarterly report reports on 13 of these Funds.

Russell Exchange-Traded Funds Trust

Russell Factor ETFs™

Quarterly Report

December 31, 2011 (Unaudited)

Russell Exchange Traded Funds Trust

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc. (“ALPS”), member FINRA, not affiliated with Russell Investments.

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 13.6%
Apollo Group, Inc. Class A (Æ)	1,809	96
Avon Products, Inc.	1,663	29
Best Buy Co., Inc.	665	16
Chico’s FAS, Inc.	1,042	12
Costco Wholesale Corp.	1,029	86
Dollar General Corp. (Æ)	964	40
Education Management Corp. (Æ)	741	21
Family Dollar Stores, Inc.	950	55
Gap, Inc. (The)	1,233	23
H&R Block, Inc.	1,682	27
ITT Educational Services, Inc. (Æ)	233	13
JC Penney Co., Inc.	927	33
McDonald’s Corp.	240	24
MGM Resorts International (Æ)	390	4
priceline.com, Inc. (Æ)	121	57
Royal Caribbean Cruises, Ltd.	1,035	26
Starwood Hotels & Resorts Worldwide, Inc. (ö)	132	6
Wal-Mart Stores, Inc.	1,585	94

		662

Consumer Staples - 29.7%
Altria Group, Inc.	3,267	98
Archer-Daniels-Midland Co.	1,797	51
Coca-Cola Co. (The)	1,310	92
Coca-Cola Enterprises, Inc.	896	23
Colgate-Palmolive Co.	699	65
ConAgra Foods, Inc.	2,356	62
CVS Caremark Corp.	648	26
Dean Foods Co. (Æ)	4,563	51
Dr Pepper Snapple Group, Inc.	61	2
General Mills, Inc.	1,833	74
Hershey Co. (The)	500	31
HJ Heinz Co.	1,116	60
Kellogg Co.	1,093	55
Kimberly-Clark Corp.	1,194	88
Kraft Foods, Inc. Class A	756	28
Kroger Co. (The)	1,173	28
Lorillard, Inc.	681	78
Mead Johnson Nutrition Co. Class A	446	31
Molson Coors Brewing Co. Class B	430	19
PepsiCo, Inc.	1,396	93
Philip Morris International, Inc.	1,236	98
Procter & Gamble Co. (The)	1,368	91
Ralcorp Holdings, Inc. (Æ)	308	26
Reynolds American, Inc.	2,259	94
Safeway, Inc.	295	6
SUPERVALU, Inc.	580	5
Sysco Corp.	387	11
Tyson Foods, Inc. Class A	2,542	52
Walgreen Co.	188	6

		1,444

	Principal Amount ($) or Shares	Market Value $
Energy - 3.0%
Consol Energy, Inc.	145	5
EOG Resources, Inc.	179	18
Exxon Mobil Corp.	1,077	91
Occidental Petroleum Corp.	187	18
Southwestern Energy Co. (Æ)	420	13

		145

Financial Services - 7.4%
Aflac, Inc.	1,098	48
American International Group, Inc. (Æ)	910	21
Berkshire Hathaway, Inc. Class B (Æ)	721	56
Fifth Third Bancorp	5,384	69
First Republic Bank/(Æ)	3,076	94
Green Dot Corp. Class A (Æ)	175	5
Hartford Financial Services Group, Inc.	545	9
Host Hotels & Resorts, Inc. (ö)	896	13
JPMorgan Chase & Co.	134	4
Visa, Inc. Class A	182	18
Wells Fargo & Co.	813	22

		359

Health Care - 24.3%
Abbott Laboratories	1,527	86
Aetna, Inc.	194	8
Alexion Pharmaceuticals, Inc. (Æ)	338	24
Allergan, Inc.	1,069	94
Amylin Pharmaceuticals, Inc. (Æ)	1,070	12
Baxter International, Inc.	1,025	51
Biogen Idec, Inc. (Æ)	811	89
Bristol-Myers Squibb Co.	2,774	98
Celgene Corp. (Æ)	23	2
Cigna Corp.	164	7
Eli Lilly & Co.	1,628	68
Endo Pharmaceuticals Holdings, Inc. (Æ)	966	33
Express Scripts, Inc. Class A (Æ)	274	12
Forest Laboratories, Inc. (Æ)	1,459	44
Gilead Sciences, Inc. (Æ)	489	20
Human Genome Sciences, Inc. (Æ)	1,149	8
Johnson & Johnson	1,385	91
Medco Health Solutions, Inc. (Æ)	142	8
Merck & Co., Inc.	2,410	91
Mylan, Inc. (Æ)	866	19
Myriad Genetics, Inc. (Æ)	714	15
Perrigo Co.	914	89
Pfizer, Inc.	4,456	96
Stryker Corp.	149	7
UnitedHealth Group, Inc.	1,446	73
VCA Antech, Inc. (Æ)	504	10
Vertex Pharmaceuticals, Inc. (Æ)	85	3
WebMD Health Corp. Class A (Æ)	253	10
WellPoint, Inc.	16	1
Zimmer Holdings, Inc.	262	14

		1,183

Russell 1000 Low Beta ETF	3

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 1.7%
Southern Copper Corp.	1,035	31
Temple-Inland, Inc.	1,635	52

		83

Producer Durables - 1.8%
Delta Air Lines, Inc. (Æ)	4,454	35
Goodrich Corp.	417	52
Monster Worldwide, Inc. (Æ)	225	2

		89

Technology - 6.4%
Apple, Inc. (Æ)	242	99
Atmel Corp. (Æ)	185	1
Google, Inc. Class A (Æ)	52	34
International Business Machines Corp.	501	92
LinkedIn Corp. Class A (Æ)	173	11
Micron Technology, Inc. (Æ)	230	1
Motorola Mobility Holdings, Inc. (Æ)	1,095	42
Tellabs, Inc.	7,465	30

		310

Utilities - 11.8%
AT&T, Inc.	3,070	93
CenturyLink, Inc.	264	10
Entergy Corp.	578	42
Exelon Corp.	630	27
FirstEnergy Corp.	1,844	82
NextEra Energy, Inc.	574	35
PPL Corp.	3,122	92
Southern Co.	2,068	96
Sprint Nextel Corp. (Æ)	233	1
Verizon Communications, Inc.	2,435	97

		575

Total Common Stocks (cost $4,758)		4,850

Total Investments - 99.7% (identified cost $4,758)		4,850

Other Assets and Liabilities, Net - 0.3%		14

Net Assets - 100.0%		4,864

See accompanying notes which are an integral part of this quarterly report.

4	Russell 1000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$662	$—	$—	$662
Consumer Staples	1,444	—	—	1,444
Energy	145	—	—	145
Financial Services	359	—	—	359
Health Care	1,183	—	—	1,183
Materials and Processing	83	—	—	83
Producer Durables	89	—	—	89
Technology	310	—	—	310
Utilities	575	—	—	575

Total Investments	4,850	—	—	4,850

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 Low Beta ETF	5

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 10.0%
Amazon.com, Inc. (Æ)	188	33
Coach, Inc.	742	45
DISH Network Corp. Class A	738	21
Ford Motor Co.	15,792	169
Fortune Brands Home & Security, Inc. (Æ)	100	2
Fossil, Inc. (Æ)	688	55
General Motors Co. (Æ)	5,320	108
Harley-Davidson, Inc.	1,582	61
Home Depot, Inc.	646	27
Jarden Corp.	1,643	49
McDonald’s Corp.	62	6
Netflix, Inc. (Æ)	109	8
Newell Rubbermaid, Inc.	884	14
Ralph Lauren Corp. Class A	460	64
Stanley Black & Decker, Inc.	128	9
Tempur-Pedic International, Inc. (Æ)	596	31
Tesla Motors, Inc. (Æ)	2,893	83
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	180	12
Under Armour, Inc. Class A (Æ)	867	62

		859

Energy - 17.8%
Baker Hughes, Inc.	370	18
Cabot Oil & Gas Corp.	107	8
CARBO Ceramics, Inc.	165	20
Chevron Corp.	1,144	122
ConocoPhillips	567	41
Dresser-Rand Group, Inc. (Æ)	3,353	167
EQT Corp.	726	40
Exxon Mobil Corp.	2,028	173
Halliburton Co.	4,823	166
Helmerich & Payne, Inc.	226	13
HollyFrontier Corp.	147	3
Kinder Morgan, Inc.	1,615	52
Nabors Industries, Ltd. (Æ)	4,710	82
Oceaneering International, Inc.	2,325	107
SandRidge Energy, Inc. (Æ)	2,296	19
Schlumberger, Ltd.	2,493	170
SEACOR Holdings, Inc. (Æ)	727	65
Spectra Energy Corp.	4,048	124
Sunoco, Inc.	658	27
Valero Energy Corp.	2,702	57
Walter Energy, Inc. Class A	790	48

		1,522

Financial Services - 11.6%
American Capital Agency Corp. (ö)	83	2
American Capital, Ltd. (Æ)	4,857	33
Annaly Capital Management, Inc. (ö)	3,658	58
Bank of America Corp.	25,872	144
Bank of New York Mellon Corp. (The)	4,863	97
Berkshire Hathaway, Inc. Class B (Æ)	800	61
Capital One Financial Corp.	218	9

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc.	5,190	137
Goldman Sachs Group, Inc. (The)	1,505	136
JPMorgan Chase & Co.	5,152	171
PNC Financial Services Group, Inc.	1,228	71
SunTrust Banks, Inc.	775	14
Wells Fargo & Co.	2,296	63

		996

Health Care - 0.6%
Pharmasset, Inc. (Æ)	410	53

Materials and Processing - 11.6%
Air Products & Chemicals, Inc.	91	8
Alcoa, Inc.	2,203	19
CF Industries Holdings, Inc.	360	52
Cliffs Natural Resources, Inc.	1,136	71
EI du Pont de Nemours & Co.	1,944	89
Freeport-McMoRan Copper & Gold, Inc.	703	26
Monsanto Co.	1,524	107
Mosaic Co. (The)	661	33
Newmont Mining Corp.	640	38
Owens Corning (Æ)	6,130	177
Praxair, Inc.	1,621	173
Royal Gold, Inc.	810	55
Sherwin-Williams Co. (The)	1,652	147

		995

Producer Durables - 32.1%
3M Co.	2,104	172
Boeing Co. (The)	420	31
Caterpillar, Inc.	1,873	170
Cooper Industries PLC	1,473	80
Cummins, Inc.	390	34
Danaher Corp.	3,611	170
Deere & Co.	2,138	165
Dover Corp.	1,201	70
Eaton Corp.	3,706	161
Emerson Electric Co.	3,396	158
General Electric Co.	9,486	170
Goodrich Corp.	227	28
Illinois Tool Works, Inc.	3,620	169
Ingersoll-Rand PLC	1,591	48
ITT Corp.	587	11
L-3 Communications Holdings, Inc.	44	3
McDermott International, Inc. (Æ)	1,058	12
Navistar International Corp. (Æ)	247	9
Norfolk Southern Corp.	2,374	173
PACCAR, Inc.	2,223	83
Pentair, Inc.	4,193	140
Tyco International, Ltd.	3,593	168
Union Pacific Corp.	1,638	174
United Parcel Service, Inc. Class B	859	63
United Technologies Corp.	1,598	117
WW Grainger, Inc.	488	91
Xerox Corp.	8,612	69

		2,739

6	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 15.7%
Activision Blizzard, Inc.	4,972	61
Apple, Inc. (Æ)	428	172
Ariba, Inc. (Æ)	375	11
Cree, Inc. (Æ)	500	11
EchoStar Corp. Class A (Æ)	2,471	52
Fortinet, Inc. (Æ)	535	12
Hewlett-Packard Co.	3,868	100
Intel Corp.	5,550	135
International Business Machines Corp.	893	164
Microsoft Corp.	6,361	165
Oracle Corp.	5,228	134
QUALCOMM, Inc.	1,929	106
Texas Instruments, Inc.	460	13
TIBCO Software, Inc. (Æ)	1,567	37
VeriFone Systems, Inc. (Æ)	392	14
VMware, Inc. Class A (Æ)	957	80
Western Digital Corp. (Æ)	2,427	75

		1,342

Utilities - 0.4%
Clearwire Corp. Class A (Æ)	1,500	3
Southern Union Co.	684	29

		32

Total Common Stocks (cost $9,152)		8,538

Total Investments - 99.8% (identified cost $9,152)		8,538

Other Assets and Liabilities, Net - 0.2%		16

Net Assets - 100.0%		8,554

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Beta ETF	7

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$859	$—	$—	$859
Energy	1,522	—	—	1,522
Financial Services	996	—	—	996
Health Care	53	—	—	53
Materials and Processing	995	—	—	995
Producer Durables	2,739	—	—	2,739
Technology	1,342	—	—	1,342
Utilities	32	—	—	32

Total Investments	8,538	—	—	8,538

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

8	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 8.9%
American Eagle Outfitters, Inc.	13,400	205
Costco Wholesale Corp.	7,097	591
Discovery Communications, Inc. Class A (Æ)	295	12
Fossil, Inc. (Æ)	980	78
Genuine Parts Co.	5,306	325
Lamar Advertising Co. Class A (Æ)	8,812	242
McDonald’s Corp.	6,859	689
News Corp. Class A	10,197	182
Time Warner, Inc.	2,023	73
Wal-Mart Stores, Inc.	11,234	671

		3,068

Consumer Staples - 24.1%
Altria Group, Inc.	23,024	683
Clorox Co. (The)	3,150	210
Coca-Cola Co. (The)	9,816	686
Coca-Cola Enterprises, Inc.	2,670	69
Colgate-Palmolive Co.	3,021	279
ConAgra Foods, Inc.	9,338	247
CVS Caremark Corp.	8,282	338
Dean Foods Co. (Æ)	8,179	92
General Mills, Inc.	4,905	198
HJ Heinz Co.	12,396	670
JM Smucker Co. (The)	6,202	485
Kellogg Co.	11,766	595
Kimberly-Clark Corp.	8,882	653
Kraft Foods, Inc. Class A	4,693	175
Lorillard, Inc.	1,607	183
PepsiCo, Inc.	9,500	630
Philip Morris International, Inc.	8,729	685
Procter & Gamble Co. (The)	10,126	676
Reynolds American, Inc.	14,519	601
Sysco Corp.	3,029	89

		8,244

Energy - 9.2%
Anadarko Petroleum Corp.	3,474	265
Apache Corp.	2,977	270
Chevron Corp.	4,142	441
Cimarex Energy Co.	3,854	239
Continental Resources, Inc. (Æ)	1,360	91
Devon Energy Corp.	1,805	112
El Paso Corp.	6,001	159
Exxon Mobil Corp.	8,070	684
Marathon Oil Corp.	7,244	212
Murphy Oil Corp.	1,278	71
Occidental Petroleum Corp.	4,516	423
Peabody Energy Corp.	4,628	153
SandRidge Energy, Inc. (Æ)	3,600	29
Spectra Energy Corp.	567	17
Williams Cos., Inc. (The)	106	4

		3,170

	Principal Amount ($) or Shares	Market Value $
Financial Services - 3.6%
Aon Corp.	3,858	181
Hartford Financial Services Group, Inc.	5,140	84
Host Hotels & Resorts, Inc. (ö)	26,015	384
Janus Capital Group, Inc.	4,120	26
Legg Mason, Inc.	17,636	423
MetLife, Inc.	4,680	146

		1,244

Health Care - 13.7%
Abbott Laboratories	12,079	679
Bristol-Myers Squibb Co.	19,586	691
Brookdale Senior Living, Inc. Class A (Æ)	4,025	70
CR Bard, Inc.	2,949	252
Eli Lilly & Co.	16,511	686
Forest Laboratories, Inc. (Æ)	14,459	438
Henry Schein, Inc. (Æ)	7,488	482
Johnson & Johnson	10,295	675
Merck & Co., Inc.	4,134	156
Mylan, Inc. (Æ)	9,240	198
Pfizer, Inc.	5,500	119
Stryker Corp.	1,279	64
UnitedHealth Group, Inc.	3,770	191

		4,701

Materials and Processing - 2.4%
Eastman Chemical Co.	3,692	144
Temple-Inland, Inc.	21,733	689

		833

Producer Durables - 10.5%
Accenture PLC Class A	619	33
Automatic Data Processing, Inc.	7,046	381
Avery Dennison Corp.	1,478	42
Caterpillar, Inc.	6,195	561
General Electric Co.	32,991	591
Goodrich Corp.	5,075	628
Harsco Corp.	9,774	201
Manitowoc Co., Inc. (The)	5,000	46
Paychex, Inc.	2,593	78
Spirit Aerosystems Holdings, Inc. Class A (Æ)	5,650	117
Textron, Inc.	5,542	102
United Parcel Service, Inc. Class B	9,083	666
United Technologies Corp.	2,326	170

		3,616

Technology - 8.9%
Apple, Inc. (Æ)	401	162
Cisco Systems, Inc.	22,198	401
EMC Corp. (Æ)	1,606	35
Google, Inc. Class A (Æ)	618	399
International Business Machines Corp.	3,552	654
Jabil Circuit, Inc.	17,812	350
Microsoft Corp.	16,591	431

Russell 1000 Low Volatility ETF	9

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Motorola Mobility Holdings, Inc. (Æ)	14,471	561
VeriSign, Inc.	1,980	71

		3,064

Utilities - 18.4%
American Electric Power Co., Inc.	187	8
AT&T, Inc.	22,957	694
CenturyLink, Inc.	8,650	322
Consolidated Edison, Inc.	10,284	638
Dominion Resources, Inc.	9,269	492
Duke Energy Corp.	30,599	673
Edison International	1,298	54
Entergy Corp.	1,980	145
Great Plains Energy, Inc.	7,228	157
ONEOK, Inc.	4,584	397
Public Service Enterprise Group, Inc.	700	23
SCANA Corp.	1,685	76
Sempra Energy	2,395	132
Southern Co.	14,979	693
Southern Union Co.	3,208	135
Verizon Communications, Inc.	17,192	690
Windstream Corp.	6,451	76
Wisconsin Energy Corp.	5,947	208
Xcel Energy, Inc.	25,279	698

		6,311

Total Common Stocks (cost $33,960)		34,251

Total Investments - 99.7% (identified cost $33,960)		34,251

Other Assets and Liabilities, Net - 0.3%		98

Net Assets - 100.0%		34,349

See accompanying notes which are an integral part of this quarterly report.

10	Russell 1000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$3,068	$—	$—	$3,068
Consumer Staples	8,244	—	—	8,244
Energy	3,170	—	—	3,170
Financial Services	1,244	—	—	1,244
Health Care	4,701	—	—	4,701
Materials and Processing	833	—	—	833
Producer Durables	3,616	—	—	3,616
Technology	3,064	—	—	3,064
Utilities	6,311	—	—	6,311

Total Investments	34,251	—	—	34,251

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 Low Volatility ETF	11

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 12.6%
Amazon.com, Inc. (Æ)	484	84
Avon Products, Inc.	902	16
DIRECTV, Inc. Class A (Æ)	423	18
Education Management Corp. (Æ)	1,205	34
Ford Motor Co.	2,825	30
Fortune Brands Home & Security, Inc. (Æ)	1,868	32
General Motors Co. (Æ)	4,192	84
Las Vegas Sands Corp.	1,457	62
Netflix, Inc. (Æ)	358	25
Orchard Supply Hardware Stores Corp. Class A (Æ)	4	—
Pandora Media, Inc. (Æ)	2,839	28
Tesla Motors, Inc. (Æ)	841	24
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	458	30
Walt Disney Co. (The)	584	22
Wynn Resorts, Ltd.	431	48

		537

Consumer Staples - 1.6%
Green Mountain Coffee Roasters, Inc. (Æ)	899	40
Monster Beverage Corp. (Æ)	10	1
Walgreen Co.	781	26

		67

Energy - 15.5%
Baker Hughes, Inc.	566	28
Cameron International Corp. (Æ)	266	13
Chevron Corp.	801	84
Core Laboratories NV	333	38
EOG Resources, Inc.	173	17
Exxon Mobil Corp.	942	80
First Solar, Inc. (Æ)	30	1
FMC Technologies, Inc. (Æ)	200	10
Halliburton Co.	2,190	76
HollyFrontier Corp.	2,166	51
Kinder Morgan, Inc.	858	28
Kosmos Energy, Ltd. (Æ)	1,211	15
Marathon Petroleum Corp.	960	32
National Oilwell Varco, Inc.	165	11
Occidental Petroleum Corp.	628	59
Range Resources Corp.	381	24
Schlumberger, Ltd.	1,243	84
SunPower Corp. Class A (Æ)	1,214	8

		659

Financial Services - 27.1%
American International Group, Inc. (Æ)	631	15
American National Insurance Co.	82	6
Bank of America Corp.	13,921	77
Bank of New York Mellon Corp. (The)	4,282	85
BankUnited, Inc.	1,255	28
Berkshire Hathaway, Inc. Class B (Æ)	449	34
Citigroup, Inc.	3,012	79

	Principal Amount ($) or Shares	Market Value $
CME Group, Inc. Class A	349	85
CNA Financial Corp.	1,781	48
Discover Financial Services	3,512	84
Fifth Third Bancorp	2,638	34
First Republic Bank (Æ)	86	3
Goldman Sachs Group, Inc. (The)	914	83
JPMorgan Chase & Co.	2,566	85
Mastercard, Inc. Class A	161	60
PNC Financial Services Group, Inc.	1,472	85
Popular, Inc. (Æ)	7,801	11
Simon Property Group, Inc. (ö)	243	31
State Street Corp.	10	—	±
US Bancorp	3,005	81
Visa, Inc. Class A	481	49
Wells Fargo & Co.	3,098	85

		1,148

Health Care - 4.3%
Express Scripts, Inc. Class A (Æ)	499	22
Pharmasset, Inc. (Æ)	467	60
Regeneron Pharmaceuticals, Inc. (Æ)	792	44
Vertex Pharmaceuticals, Inc. (Æ)	1,736	58

		184

Materials and Processing - 8.8%
Allied Nevada Gold Corp. (Æ)	1,136	34
CF Industries Holdings, Inc.	295	43
Monsanto Co.	1,211	85
Mosaic Co. (The)	136	7
Newmont Mining Corp.	1,387	83
Royal Gold, Inc.	1,173	79
Southern Copper Corp.	1,461	44

		375

Producer Durables - 12.3%
3M Co.	1,048	86
AMR Corp. (Æ)	14,089	5
Caterpillar, Inc.	804	73
Danaher Corp.	1,107	52
Emerson Electric Co.	1,856	87
General Electric Co.	4,726	85
Illinois Tool Works, Inc.	362	17
Ingersoll-Rand PLC	167	5
McDermott International, Inc. (Æ)	465	5
Union Pacific Corp.	816	86
United Continental Holdings, Inc. (Æ)	1,284	24

		525

Technology - 15.7%
Apple, Inc. (Æ)	213	86
BMC Software, Inc. (Æ)	811	27
Brocade Communications Systems, Inc. (Æ)	146	1
Corning, Inc.	1,025	13
Fortinet, Inc. (Æ)	2,492	54
Fusion-io, Inc. (Æ)	622	15

12	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Groupon, Inc. (Æ)	1,463	30
Hewlett-Packard Co.	2,045	53
Informatica Corp. (Æ)	509	19
Intel Corp.	3,529	86
International Business Machines Corp.	53	10
Juniper Networks, Inc. (Æ)	1,771	36
Marvell Technology Group, Ltd. (Æ)	3,876	54
Microsoft Corp.	286	7
Oracle Corp.	3,300	85
QUALCOMM, Inc.	134	7
VMware, Inc. Class A (Æ)	28	2
Western Digital Corp. (Æ)	2,681	83

		668

Utilities - 1.9%
Clearwire Corp. Class A (Æ)	6,755	13
MetroPCS Communications, Inc. (Æ)	1,740	15
NII Holdings, Inc. (Æ)	774	16
Sprint Nextel Corp. (Æ)	14,548	35

		79

Total Common Stocks (cost $4,537)		4,242

Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Orchard Supply Hardware Stores Corp.	4	—

Total Preferred Stocks (cost $—±)		—

Total Investments - 99.8% (identified cost $4,537)		4,242

Other Assets and Liabilities, Net - 0.2%		10

Net Assets - 100.0%		4,252

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Volatility ETF	13

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$537	$—	$—	$537
Consumer Staples	67	—	—	67
Energy	659	—	—	659
Financial Services	1,148	—	—	1,148
Health Care	184	—	—	184
Materials and Processing	375	—	—	375
Producer Durables	525	—	—	525
Technology	668	—	—	668
Utilities	79	—	—	79
Preferred Stocks	—	—	—	—

Total Investments	4,242	—	—	4,242

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 22.4%
Amazon.com, Inc. (Æ)	129	22
AutoZone, Inc. (Æ)	149	48
CBS Corp. Class B	463	13
Chipotle Mexican Grill, Inc. Class A (Æ)	106	36
Coach, Inc.	297	18
Comcast Corp. Class A	2,053	49
Costco Wholesale Corp.	884	74
Dillard’s, Inc. Class A	321	14
DIRECTV, Inc. Class A (Æ)	774	33
Dollar Tree, Inc. (Æ)	296	25
Estee Lauder Cos., Inc. (The) Class A	132	15
Fossil, Inc. (Æ)	127	10
Home Depot, Inc.	480	20
Interpublic Group of Cos., Inc. (The)	377	4
Liberty Global, Inc. Class A (Æ)	138	6
Liberty Media Corp. - Interactive (Æ)	1,209	20
Liberty Media Corp. - Liberty Capital Class A (Æ)	891	70
Limited Brands, Inc.	1,365	55
LKQ Corp. (Æ)	32	1
Lowe’s Cos., Inc.	91	2
Macy’s, Inc.	735	24
McDonald’s Corp.	929	92
News Corp. Class A	3,336	60
O’Reilly Automotive, Inc. (Æ)	119	10
Panera Bread Co. Class A (Æ)	82	12
priceline.com, Inc. (Æ)	128	60
Ralph Lauren Corp. Class A	282	39
Sirius XM Radio, Inc. (Æ)	14,387	26
Starbucks Corp.	393	18
Time Warner Cable, Inc.	185	12
TJX Cos., Inc.	619	40
Tractor Supply Co.	187	13
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	124	8
VF Corp.	10	1
Viacom, Inc. Class B	377	17
Walt Disney Co. (The)	1,155	43
Wynn Resorts, Ltd.	84	9
Yum! Brands, Inc.	369	22

		1,041

Consumer Staples - 14.6%
Altria Group, Inc.	3,119	92
Archer-Daniels-Midland Co.	467	13
Coca-Cola Co. (The)	630	44
Corn Products International, Inc.	543	29
CVS Caremark Corp.	1,095	45
Herbalife, Ltd.	1,022	53
Hershey Co. (The)	220	14
Kraft Foods, Inc. Class A	760	28
Lorillard, Inc.	818	92
Monster Beverage Corp. (Æ)	415	38
PepsiCo, Inc.	81	5
Philip Morris International, Inc.	1,182	93
Procter & Gamble Co. (The)	535	36

	Principal Amount ($) or Shares	Market Value $
Ralcorp Holdings, Inc. (Æ)	43	4
Reynolds American, Inc.	2,162	90

		676

Energy - 7.9%
Anadarko Petroleum Corp.	571	44
Apache Corp.	161	15
Cabot Oil & Gas Corp.	587	45
Chevron Corp.	509	53
Concho Resources, Inc. (Æ)	252	24
El Paso Corp.	1,339	36
Exxon Mobil Corp.	601	50
Marathon Oil Corp.	952	28
Occidental Petroleum Corp.	277	26
Pioneer Natural Resources Co.	66	6
SM Energy Co.	369	27
Tesoro Corp. (Æ)	121	3
Williams Cos., Inc. (The)	273	9

		366

Financial Services - 9.6%
Alliance Data Systems Corp. (Æ)	20	2
American Express Co.	449	21
Annaly Capital Management, Inc. (ö)	774	12
Arch Capital Group, Ltd. (Æ)	1,430	54
Berkshire Hathaway, Inc. Class B (Æ)	48	4
Capital One Financial Corp.	59	2
Equity Residential (ö)	195	11
Erie Indemnity Co. Class A	75	6
Fidelity National Information Services, Inc.	344	9
Franklin Resources, Inc.	201	19
General Growth Properties, Inc. (ö)	887	13
Genworth Financial, Inc. Class A (Æ)	469	3
Health Care REIT, Inc. (ö)	171	9
JPMorgan Chase & Co.	198	7
Kimco Realty Corp. (ö)	214	3
Mastercard, Inc. Class A	158	60
ProLogis, Inc. (ö)	265	8
Prudential Financial, Inc.	136	7
Public Storage (ö)	80	11
SL Green Realty Corp. (ö)	440	29
T Rowe Price Group, Inc.	69	4
Travelers Cos., Inc. (The)	750	45
UDR, Inc. (ö)	378	9
US Bancorp	749	20
Ventas, Inc. (ö)	216	12
Visa, Inc. Class A	236	24
Wells Fargo & Co.	379	10
XL Group PLC Class A	1,561	31

		445

Health Care - 15.7%
Abbott Laboratories	755	42
Aetna, Inc.	166	7
Alexion Pharmaceuticals, Inc. (Æ)	562	40
Allergan, Inc.	512	45
AMERIGROUP Corp. Class A (Æ)	379	22

Russell 1000 High Momentum ETF	15

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Biogen Idec, Inc. (Æ)	246	27
Bristol-Myers Squibb Co.	2,216	78
Cerner Corp. (Æ)	87	5
Cooper Cos., Inc. (The)	496	35
Dentsply International, Inc.	502	18
Edwards Lifesciences Corp. (Æ)	204	14
Eli Lilly & Co.	237	10
Hill-Rom Holdings, Inc.	221	7
Humana, Inc.	256	22
Intuitive Surgical, Inc. (Æ)	73	34
Johnson & Johnson	126	8
Merck & Co., Inc.	484	18
Omnicare, Inc.	735	25
Perrigo Co.	360	35
Pfizer, Inc.	4,263	93
Pharmasset, Inc. (Æ)	90	12
Regeneron Pharmaceuticals, Inc. (Æ)	124	7
SXC Health Solutions Corp. (Æ)	64	4
UnitedHealth Group, Inc.	1,749	89
Watson Pharmaceuticals, Inc. Class B (Æ)	489	30
WellPoint, Inc.	63	4

		731

Materials and Processing - 1.0%
Air Products & Chemicals, Inc.	113	10
Airgas, Inc.	44	3
Ecolab, Inc.	64	4
Praxair, Inc.	287	30

		47

Producer Durables - 7.2%
3M Co.	39	3
Accenture PLC Class A	461	25
Automatic Data Processing, Inc.	644	35
Caterpillar, Inc.	355	32
Copa Holdings SA Class A	65	4
Danaher Corp.	1,603	75
General Electric Co.	2,145	38
Goodrich Corp.	92	11
Kansas City Southern (Æ)	310	21
Kirby Corp. (Æ)	59	4
Northrop Grumman Corp.	387	23
Paychex, Inc.	447	13
Trimble Navigation, Ltd. (Æ)	93	4
Tyco International, Ltd.	299	14
United Technologies Corp.	119	9
WW Grainger, Inc.	131	25

		336

Technology - 12.5%
Adobe Systems, Inc. (Æ)	124	4
Altera Corp.	59	2
Apple, Inc. (Æ)	231	93
Atmel Corp. (Æ)	463	4

	Principal Amount ($) or Shares	Market Value $
Cisco Systems, Inc.	916	17
Corning, Inc.	642	8
EchoStar Corp. Class A (Æ)	408	9
EMC Corp. (Æ)	862	19
Google, Inc. Class A (Æ)	43	28
IAC/InterActiveCorp	115	5
Intel Corp.	3,675	89
International Business Machines Corp.	503	91
Intuit, Inc.	339	18
JDS Uniphase Corp. (Æ)	175	2
Maxim Integrated Products, Inc.	142	4
Microsoft Corp.	1,276	33
Motorola Solutions, Inc.	48	2
NCR Corp. (Æ)	696	11
Nuance Communications, Inc. (Æ)	232	6
Oracle Corp.	1,565	40
QUALCOMM, Inc.	439	24
Symantec Corp. (Æ)	339	5
Teradyne, Inc. (Æ)	137	2
Texas Instruments, Inc.	921	27
TIBCO Software, Inc. (Æ)	988	24
VMware, Inc. Class A (Æ)	53	4
Xilinx, Inc.	239	8

		579

Utilities - 8.8%
AT&T, Inc.	2,146	65
Consolidated Edison, Inc.	670	42
Constellation Energy Group, Inc.	704	28
Duke Energy Corp.	3,629	79
MDU Resources Group, Inc.	348	7
MetroPCS Communications, Inc. (Æ)	1,136	10
ONEOK, Inc.	105	9
Sempra Energy	155	9
Southern Co.	1,957	90
Verizon Communications, Inc.	1,734	70

		409

Total Common Stocks (cost $4,606)		4,630

Total Investments - 99.7% (identified cost $4,606)		4,630

Other Assets and Liabilities, Net - 0.3%		15

Net Assets - 100.0%		4,645

See accompanying notes which are an integral part of this quarterly report.

16	Russell 1000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,041	$—	$—	$1,041
Consumer Staples	676	—	—	676
Energy	366	—	—	366
Financial Services	445	—	—	445
Health Care	731	—	—	731
Materials and Processing	47	—	—	47
Producer Durables	336	—	—	336
Technology	579	—	—	579
Utilities	409	—	—	409

Total Investments	4,630	—	—	4,630

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Momentum ETF	17

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 8.5%
99 Cents Only Stores (Æ)	1,282	28
Bridgepoint Education, Inc. (Æ)	1,032	24
Buckle, Inc. (The)	119	5
Capella Education Co. (Æ)	125	5
Caribou Coffee Co., Inc. (Æ)	220	3
Carter’s, Inc. (Æ)	593	24
Cato Corp. (The) Class A	132	3
Childrens Place Retail Stores, Inc. (The) (Æ)	653	35
Citi Trends, Inc. (Æ)	354	3
Coinstar, Inc. (Æ)	390	18
Dial Global, Inc. (Æ)	424	1
Eastman Kodak Co. (Æ)	326	—	±
Elizabeth Arden, Inc. (Æ)	88	3
Fred’s, Inc. Class A	1,357	20
Fuel Systems Solutions, Inc. (Æ)	138	2
hhgregg, Inc. (Æ)	384	6
HOT Topic, Inc.	1,408	9
HSN, Inc.	78	3
Lincoln Educational Services Corp.	722	6
Marchex, Inc. Class A	2,307	14
Matthews International Corp. Class A	441	14
Monro Muffler Brake, Inc.	234	9
National American University Holdings, Inc.	766	6
Nexstar Broadcasting Group, Inc. Class A (Æ)	319	3
Nu Skin Enterprises, Inc. Class A	1,266	62
Nutrisystem, Inc.	115	1
Regis Corp.	261	4
Rent-A-Center, Inc. Class A	63	2
Saga Communications, Inc. Class A (Æ)	200	7
Sinclair Broadcast Group, Inc. Class A	2,262	26
Stamps.com, Inc. (Æ)	522	14
Stein Mart, Inc. (Æ)	927	6
Stewart Enterprises, Inc. Class A	359	2
Town Sports International Holdings, Inc. (Æ)	435	3
Universal Technical Institute, Inc. (Æ)	1,276	16
US Auto Parts Network, Inc. (Æ)	1,188	5
Valassis Communications, Inc. (Æ)	46	1
Viad Corp.	109	2
Wolverine World Wide, Inc.	181	6

		401

Consumer Staples - 14.3%
Alico, Inc.	78	2
Andersons, Inc. (The)	386	17
Arden Group, Inc. Class A	57	5
B&G Foods, Inc. Class A	1,014	24
Cadiz, Inc. (Æ)	837	8
Casey’s General Stores, Inc.	699	36
Central European Distribution Corp. (Æ)	1,429	6
Chiquita Brands International, Inc. (Æ)	122	1
Coca-Cola Bottling Co. Consolidated	251	15
Farmer Bros Co. (Æ)	141	1

	Principal Amount ($) or Shares	Market Value $
Female Health Co. (The)	1,427	6
Fresh Del Monte Produce, Inc.	990	25
Hain Celestial Group, Inc. (The) (Æ)	1,314	48
J&J Snack Foods Corp.	380	20
Lancaster Colony Corp.	566	39
Lifeway Foods, Inc. (Æ)	365	4
Medifast, Inc. (Æ)	367	5
Nash Finch Co.	493	14
National Beverage Corp. (Æ)	892	14
Peet’s Coffee & Tea, Inc. (Æ)	369	23
PetMed Express, Inc.	1,651	17
Ruddick Corp.	232	10
Sanderson Farms, Inc.	1,499	75
Schiff Nutrition International, Inc. (Æ)	728	8
Snyders-Lance, Inc.	331	8
Spartan Stores, Inc.	195	4
Star Scientific, Inc. (Æ)	1,435	3
Synutra International, Inc. (Æ)	1,040	5
TreeHouse Foods, Inc. (Æ)	69	5
United Natural Foods, Inc. (Æ)	634	25
Universal Corp.	1,559	72
USANA Health Sciences, Inc. (Æ)	417	13
Vector Group, Ltd.	4,959	88
Village Super Market, Inc. Class A	221	6
WD-40 Co.	639	26

		678

Energy - 0.5%
Hallador Energy Co.	90	1
Rex Energy Corp. (Æ)	326	5
Syntroleum Corp. (Æ)	8,334	8
Venoco, Inc. (Æ)	487	3
Zion Oil & Gas, Inc. (Æ)	3,322	7

		24

Financial Services - 26.4%
Ames National Corp.	88	2
Amtrust Financial Services, Inc.	969	23
Argo Group International Holdings, Ltd.	104	3
ARMOUR Residential REIT, Inc. (ö)	780	5
Ashford Hospitality Trust, Inc. (ö)	4,042	32
Bancorp Rhode Island, Inc.	414	16
Bank of Kentucky Financial Corp.	355	7
Bank of Marin Bancorp	244	9
Beneficial Mutual Bancorp, Inc. (Æ)	868	7
BofI Holding, Inc. (Æ)	11	—	±
Bridge Capital Holdings (Æ)	639	7
Cape Bancorp, Inc. (Æ)	567	4
Capital Bank Corp. (Æ)	853	2
Capstead Mortgage Corp. (ö)	3,687	46
Cardtronics, Inc. (Æ)	2,412	65
Cascade Bancorp (Æ)	308	1
Cass Information Systems, Inc.	159	6
CBL & Associates Properties, Inc. (ö)	1,738	27
Centerstate Banks, Inc.	2,584	17
Century Bancorp, Inc. Class A	112	3
CIFC Corp. (Æ)	914	5

18	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

City Holding Co.	95	3
Clifton Savings Bancorp, Inc.	402	4
Colony Financial, Inc. (ö)	1,536	24
Columbia Banking System, Inc.	30	1
CreXus Investment Corp. (ö)	2,091	22
Diamond Hill Investment Group, Inc.	98	7
DiamondRock Hospitality Co. (ö)	1,240	12
Donegal Group, Inc. Class A	604	9
Dynex Capital, Inc. (ö)	3,285	30
eHealth, Inc. (Æ)	518	8
Employers Holdings, Inc.	845	15
Encore Bancshares, Inc. (Æ)	482	7
Excel Trust, Inc. (ö)	1,632	20
Extra Space Storage, Inc. (ö)	360	9
Federal Agricultural Mortgage Corp. Class C	56	1
FelCor Lodging Trust, Inc. (Æ)(ö)	530	2
First Community Bancshares, Inc.	586	7
First Financial Bancorp	309	5
First Financial Bankshares, Inc.	951	32
Gain Capital Holdings, Inc.	972	6
German American Bancorp, Inc.	49	1
Glacier Bancorp, Inc.	1,062	13
Gladstone Commercial Corp. (ö)	114	2
Government Properties Income Trust (ö)	963	22
Great Southern Bancorp, Inc.	157	4
Greenlight Capital Re, Ltd. Class A (Æ)	47	1
Hampton Roads Bankshares, Inc. (Æ)	125	—	±
Hancock Holding Co.	810	26
Hatteras Financial Corp. (ö)	399	11
Higher One Holdings, Inc. (Æ)	755	14
Hilltop Holdings, Inc. (Æ)	514	4
Home Properties, Inc. (ö)	372	21
Independence Holding Co.	476	4
Investors Bancorp, Inc. (Æ)	955	13
Kearny Financial Corp.	176	2
Ladenburg Thalmann Financial Services, Inc. (Æ)	865	2
Meadowbrook Insurance Group, Inc.	723	8
Merchants Bancshares, Inc.	146	4
Meridian Interstate Bancorp, Inc. (Æ)	505	6
MGIC Investment Corp. (Æ)	2,359	9
Mid-America Apartment Communities, Inc. (ö)	70	4
MidSouth Bancorp, Inc.	324	4
MoneyGram International, Inc. (Æ)	141	2
Monmouth Real Estate Investment Corp. Class A (ö)	5,276	48
MPG Office Trust, Inc. (Æ)(ö)	9,116	18
National Bankshares, Inc.	241	7
National Health Investors, Inc. (ö)	711	31
National Retail Properties, Inc. (ö)	1,001	26
NBT Bancorp, Inc.	122	3
Nicholas Financial, Inc.	1,186	15
Northfield Bancorp, Inc.	431	6
Northwest Bancshares, Inc.	1,259	16
Ocwen Financial Corp. (Æ)	338	5

	Principal Amount ($) or Shares	Market Value $
Oriental Financial Group, Inc.	397	5
Oritani Financial Corp.	807	10
Pacific Capital Bancorp NA (Æ)	195	5
Park Sterling Corp. (Æ)	2,991	12
Pebblebrook Hotel Trust (ö)	635	12
Post Properties, Inc. (ö)	12	1
Potlatch Corp. (ö)	692	22
Prosperity Bancshares, Inc.	1,179	48
RAIT Financial Trust (ö)	645	3
Ramco-Gershenson Properties Trust (ö)	236	2
Resource Capital Corp. (ö)	2,256	13
Roma Financial Corp.	501	5
Sabra Health Care REIT, Inc. (ö)	921	11
Saul Centers, Inc. (ö)	100	4
Sierra Bancorp	546	5
Signature Bank NY (Æ)	1,248	75
Sterling Financial Corp. (Æ)	954	16
Sunstone Hotel Investors, Inc. (Æ)(ö)	170	1
Tanger Factory Outlet Centers (ö)	2,155	63
Terreno Realty Corp. (ö)	893	14
UMB Financial Corp.	107	4
Universal Insurance Holdings, Inc.	3,695	13
Urstadt Biddle Properties, Inc. Class A (ö)	991	18
ViewPoint Financial Group	357	5
Westfield Financial, Inc.	379	3
Wilshire Bancorp, Inc. (Æ)	857	3
World Acceptance Corp. (Æ)	184	14

		1,250

Health Care - 26.7%
Accelrys, Inc. (Æ)	1,263	8
Accretive Health, Inc. (Æ)	305	7
Accuray, Inc. (Æ)	755	3
Achillion Pharmaceuticals, Inc. (Æ)	2,629	20
Acorda Therapeutics, Inc. (Æ)	435	10
Acura Pharmaceuticals, Inc. (Æ)	2,386	8
Air Methods Corp. (Æ)	105	9
Akorn, Inc. (Æ)	67	1
Alkermes PLC (Æ)	1,706	30
Alliance HealthCare Services, Inc. (Æ)	467	1
Allos Therapeutics, Inc. (Æ)	1,296	2
Alnylam Pharmaceuticals, Inc. (Æ)	285	2
AMN Healthcare Services, Inc. (Æ)	1,164	5
Amsurg Corp. Class A (Æ)	2,536	66
AngioDynamics, Inc. (Æ)	659	10
Anthera Pharmaceuticals, Inc. (Æ)	2,770	17
Ardea Biosciences, Inc. (Æ)	310	5
Arena Pharmaceuticals, Inc. (Æ)	7,372	14
Arqule, Inc. (Æ)	877	5
Athenahealth, Inc. (Æ)	37	2
Atrion Corp.	59	14
Auxilium Pharmaceuticals, Inc. (Æ)	264	5
AVEO Pharmaceuticals, Inc. (Æ)	888	15
BG Medicine, Inc. (Æ)	798	4
Biolase Technology, Inc. (Æ)	145	—	±
Bio-Reference Labs, Inc. (Æ)	3,329	54
BioScrip, Inc. (Æ)	333	2

Russell 2000 Low Beta ETF	19

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Biospecifics Technologies Corp. (Æ)	229	4
Cadence Pharmaceuticals, Inc. (Æ)	234	1
Cambrex Corp. (Æ)	138	1
Cell Therapeutics, Inc. (Æ)	13,561	16
Centene Corp. (Æ)	1,212	48
Cerus Corp. (Æ)	2,537	7
Chelsea Therapeutics International, Ltd. (Æ)	465	2
Cleveland Biolabs, Inc. (Æ)	3,196	9
Computer Programs & Systems, Inc.	261	13
Corvel Corp. (Æ)	542	28
Cubist Pharmaceuticals, Inc. (Æ)	833	33
Cytori Therapeutics, Inc. (Æ)	1,024	2
Depomed, Inc. (Æ)	4,523	23
Emeritus Corp. (Æ)	185	3
Endocyte, Inc. (Æ)	1,233	5
Ensign Group, Inc. (The)	25	1
Enzon Pharmaceuticals, Inc. (Æ)	1,184	8
Epocrates, Inc. (Æ)	238	2
Exact Sciences Corp. (Æ)	2,720	22
Exactech, Inc. (Æ)	617	10
ExamWorks Group, Inc. (Æ)	273	3
Exelixis, Inc. (Æ)	1,825	9
Genomic Health, Inc. (Æ)	340	9
Greatbatch, Inc. (Æ)	93	2
Hansen Medical, Inc. (Æ)	1,439	4
Healthspring, Inc. (Æ)	840	46
HeartWare International, Inc. (Æ)	104	7
Immunogen, Inc. (Æ)	322	4
Incyte Corp., Ltd. (Æ)	527	8
Inhibitex, Inc. (Æ)	272	3
Integra LifeSciences Holdings Corp. (Æ)	22	1
Invacare Corp.	85	1
IPC The Hospitalist Co., Inc. (Æ)	273	12
IRIS International, Inc. (Æ)	473	4
Isis Pharmaceuticals, Inc. (Æ)	232	2
Jazz Pharmaceuticals PLC (Æ)	487	19
Landauer, Inc.	165	8
Lexicon Pharmaceuticals, Inc. (Æ)	13,766	18
LHC Group, Inc. (Æ)	331	4
Luminex Corp. (Æ)	434	9
Magellan Health Services, Inc. (Æ)	1,612	80
MannKind Corp. (Æ)	2,952	7
Masimo Corp. (Æ)	1,382	26
Maxygen, Inc. (Æ)	1,015	6
Medicis Pharmaceutical Corp. Class A	1,327	44
Medivation, Inc. (Æ)	272	13
Merge Healthcare, Inc. (Æ)	1,128	5
Merit Medical Systems, Inc. (Æ)	62	1
Molina Healthcare, Inc. (Æ)	757	17
Momenta Pharmaceuticals, Inc. (Æ)	183	3
MWI Veterinary Supply, Inc. (Æ)	176	12
National Research Corp.	85	3
Natus Medical, Inc. (Æ)	193	2
NPS Pharmaceuticals, Inc. (Æ)	1,573	10
NxStage Medical, Inc. (Æ)	104	2
Owens & Minor, Inc.	1,821	51

	Principal Amount ($) or Shares	Market Value $
Par Pharmaceutical Cos., Inc. (Æ)	662	22
PAREXEL International Corp. (Æ)	92	2
PDL BioPharma, Inc.	220	1
Providence Service Corp. (The) (Æ)	51	1
Quality Systems, Inc.	658	24
Questcor Pharmaceuticals, Inc. (Æ)	781	32
Raptor Pharmaceutical Corp. (Æ)	202	1
Salix Pharmaceuticals, Ltd. (Æ)	215	10
Santarus, Inc. (Æ)	2,258	7
Seattle Genetics, Inc. (Æ)	192	3
Spectranetics Corp. (Æ)	238	2
Staar Surgical Co. (Æ)	2,836	30
STERIS Corp.	146	4
Sunesis Pharmaceuticals, Inc. (Æ)	1,528	2
SurModics, Inc. (Æ)	252	4
Symmetry Medical, Inc. (Æ)	1,197	10
Theravance, Inc. (Æ)	131	3
Transcend Services, Inc. (Æ)	245	6
Trius Therapeutics, Inc. (Æ)	861	6
Vical, Inc. (Æ)	2,627	12
Volcano Corp. (Æ)	1,032	25
Wright Medical Group, Inc. (Æ)	1,043	17
XenoPort, Inc. (Æ)	234	1
Young Innovations, Inc.	311	9
ZIOPHARM Oncology, Inc. (Æ)	3,383	15
Zoll Medical Corp. (Æ)	68	4

		1,265

Materials and Processing - 0.4%
Schweitzer-Mauduit International, Inc.	281	19

Producer Durables - 4.4%
Allegiant Travel Co. Class A (Æ)	287	15
Corporate Executive Board Co. (The)	627	24
Geo Group, Inc. (The) (Æ)	120	2
Heartland Express, Inc.	1,764	25
HEICO Corp.	21	1
Huron Consulting Group, Inc. (Æ)	116	5
InnerWorkings, Inc. (Æ)	928	9
JetBlue Airways Corp. (Æ)	91	—	±
Knight Transportation, Inc.	1,059	17
Liquidity Services, Inc. (Æ)	48	2
MasTec, Inc. (Æ)	127	2
Mine Safety Appliances Co.	1,599	53
Navigant Consulting, Inc. (Æ)	585	7
Schawk, Inc. Class A	34	—	±
Stream Global Services, Inc. (Æ)	97	—	±
Swisher Hygiene, Inc. (Æ)(Þ)	718	3
Teledyne Technologies, Inc. (Æ)	169	9
TRC Cos., Inc. (Æ)	1,335	8
US Airways Group, Inc. (Æ)	1,049	5
Werner Enterprises, Inc.	848	21

		208

Technology - 5.2%
Advanced Analogic Technologies, Inc. (Æ)	462	3
comScore, Inc. (Æ)	256	5

20	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Comtech Telecommunications Corp.	305	9
DDi Corp.	1,141	11
Deltek, Inc. (Æ)	1,182	12
Digital River, Inc. (Æ)	129	2
Earthlink, Inc.	1,683	11
Emcore Corp. (Æ)	11,466	10
EPIQ Systems, Inc.	389	5
Finisar Corp. (Æ)	405	7
JDA Software Group, Inc. (Æ)	387	12
Kenexa Corp. (Æ)	137	4
Loral Space & Communications, Inc. (Æ)	192	12
Monolithic Power Systems, Inc. (Æ)	245	4
Multi-Fineline Electronix, Inc. (Æ)	203	4
Oclaro, Inc. (Æ)	5,753	16
Pegasystems, Inc.	151	4
Plantronics, Inc.	416	15
Quest Software, Inc. (Æ)	945	18
Semtech Corp. (Æ)	1,309	32
SuccessFactors, Inc. (Æ)	5	—	±
Sycamore Networks, Inc. (Æ)	406	7
Synaptics, Inc. (Æ)	473	14
TechTarget, Inc. (Æ)	57	—	±
Tessera Technologies, Inc. (Æ)	101	2
TNS, Inc. (Æ)	691	12
Ultratech, Inc. (Æ)	17	—	±
Viasat, Inc. (Æ)	105	5
Websense, Inc. (Æ)	517	10

		246

Utilities - 13.3%
Alaska Communications Systems Group, Inc.	1,489	5
Allete, Inc.	576	24
Avista Corp.	1,385	36
Black Hills Corp.	927	31
California Water Service Group	1,998	37
Cbeyond, Inc. (Æ)	98	1
Central Vermont Public Service Corp.	1,133	40
CH Energy Group, Inc.	464	27
Cleco Corp.	196	7
Cogent Communications Group, Inc. (Æ)	195	3
Consolidated Communications Holdings, Inc.	384	7
Idacorp, Inc.	898	38
IDT Corp. Class B	101	1
MGE Energy, Inc.	836	39
Neutral Tandem, Inc. (Æ)	646	7
New Jersey Resources Corp.	379	19
Northwest Natural Gas Co.	300	14
NorthWestern Corp.	209	8
NTELOS Holdings Corp. (Æ)	67	1
Pendrell Corp. (Æ)	2,863	7
Pennichuck Corp.	557	16
PNM Resources, Inc.	1,164	21
Portland General Electric Co.	2,335	59

	Principal Amount ($) or Shares	Market Value $
Premiere Global Services, Inc. (Æ)	1,778	15
South Jersey Industries, Inc.	638	36
UIL Holdings Corp.	507	18
Unisource Energy Corp.	2,373	88
WGL Holdings, Inc.	624	28

		633

Total Common Stocks (cost $4,825)		4,724

Total Investments - 99.7% (identified cost $4,825)		4,724

Other Assets and Liabilities, Net - 0.3%		14

Net Assets - 100.0%		4,738

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 Low Beta ETF	21

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$401	$—	$—	$401
Consumer Staples	678	—	—	678
Energy	24	—	—	24
Financial Services	1,250	—	—	1,250
Health Care	1,265	—	—	1,265
Materials and Processing	19	—	—	19
Producer Durables	208	—	—	208
Technology	246	—	—	246
Utilities	633	—	—	633

Total Investments	4,724	—	—	4,724

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

22	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.0%
Consumer Discretionary - 8.8%
Aeropostale, Inc. (Æ)	45	1
Ambassadors Group, Inc.	140	1
Ancestry.com, Inc. (Æ)	243	6
Avis Budget Group, Inc. (Æ)	3,849	41
Barnes & Noble, Inc. (Æ)	22	—	±
Beazer Homes USA, Inc. (Æ)	2,332	6
Blyth, Inc.	54	3
Corinthian Colleges, Inc. (Æ)	1,625	4
Crocs, Inc. (Æ)	1,537	23
Dana Holding Corp. (Æ)	4,464	54
Dollar Thrifty Automotive Group, Inc. (Æ)	475	33
Furniture Brands International, Inc. (Æ)	17,166	21
G-III Apparel Group, Ltd. (Æ)	193	5
Jones Group, Inc. (The)	1,650	17
KB Home	446	3
K-Swiss, Inc. Class A (Æ)	2,883	8
Maidenform Brands, Inc. (Æ)	238	4
Meritor, Inc. (Æ)	816	4
Pacific Sunwear of California, Inc. (Æ)	4,254	7
Perry Ellis International, Inc. (Æ)	90	1
Ruby Tuesday, Inc. (Æ)	1,456	10
Skechers U.S.A., Inc. Class A (Æ)	1,211	15
Steven Madden, Ltd. (Æ)	1,126	39
Stoneridge, Inc. (Æ)	230	2
Travelzoo, Inc. (Æ)	128	3
Vera Bradley, Inc. (Æ)	67	2
Winnebago Industries, Inc. (Æ)	3,885	29
Wolverine World Wide, Inc.	139	5
Zagg, Inc. (Æ)	792	6

		353

Energy - 15.8%
Alon USA Energy, Inc.	762	7
Approach Resources, Inc. (Æ)	437	13
ATP Oil & Gas Corp. (Æ)	338	2
Basic Energy Services, Inc. (Æ)	1,195	24
Berry Petroleum Co. Class A	277	12
BPZ Resources, Inc. (Æ)	670	2
Cal Dive International, Inc. (Æ)	1,992	4
Cheniere Energy, Inc. (Æ)	364	3
Complete Production Services, Inc. (Æ)	881	30
Crosstex Energy, Inc.	150	2
CVR Energy, Inc. (Æ)	1,286	24
Delek US Holdings, Inc.	1,893	22
Dril-Quip, Inc. (Æ)	1,111	72
Endeavour International Corp. (Æ)	365	3
Exterran Holdings, Inc. (Æ)	2,127	19
Flotek Industries, Inc. (Æ)	473	5
Global Geophysical Services, Inc. (Æ)	2,408	16
GMX Resources, Inc. (Æ)	299	—	±
GT Advanced Technologies, Inc. (Æ)	423	3
Gulfport Energy Corp. (Æ)	234	7
Harvest Natural Resources, Inc. (Æ)	534	4
Helix Energy Solutions Group, Inc. (Æ)	3,424	54
Hornbeck Offshore Services, Inc. (Æ)	1,516	47
ION Geophysical Corp. (Æ)	256	2

	Principal Amount ($) or Shares	Market Value $
James River Coal Co. (Æ)	2,064	14
Key Energy Services, Inc. (Æ)	246	4
L&L Energy, Inc. (Æ)	1,740	5
McMoRan Exploration Co. (Æ)	544	8
Miller Energy Resources, Inc. (Æ)	2,133	6
Mitcham Industries, Inc. (Æ)	1,393	30
Newpark Resources, Inc. (Æ)	3,474	33
Oasis Petroleum, Inc. (Æ)	268	8
OYO Geospace Corp. (Æ)	335	26
Parker Drilling Co. (Æ)	1,188	9
Patriot Coal Corp. (Æ)	555	5
PowerSecure International, Inc. (Æ)	270	1
Rosetta Resources, Inc. (Æ)	534	23
Solazyme, Inc. (Æ)	132	2
SunCoke Energy, Inc. (Æ)	390	4
Tetra Technologies, Inc. (Æ)	1,295	12
Vantage Drilling Co. (Æ)	6,783	8
Western Refining, Inc.	837	11
Willbros Group, Inc. (Æ)	10,698	39
World Fuel Services Corp.	266	11

		636

Financial Services - 5.8%
Advent Software, Inc. (Æ)	445	11
Anworth Mortgage Asset Corp. (ö)	1,607	10
Apollo Investment Corp.	1,459	9
Bancorp Rhode Island, Inc.	327	13
Crawford & Co. Class B	2,099	13
Encore Capital Group, Inc. (Æ)	728	15
Fifth Street Finance Corp.	57	1
First Connecticut Bancorp, Inc.	2,851	38
FXCM, Inc. Class A	130	1
iStar Financial, Inc. (Æ)(ö)	824	4
Knight Capital Group, Inc. Class A (Æ)	424	5
Medallion Financial Corp.	282	3
New Mountain Finance Corp.	1,431	20
PennantPark Investment Corp.	1,233	12
S1 Corp. (Æ)	568	5
SeaBright Holdings, Inc.	1,853	14
Solar Capital, Ltd.	1,314	29
Summit Hotel Properties, Inc. (ö)	566	5
United Community Banks, Inc. (Æ)	511	4
Walter Investment Management Corp.	1,096	23

		235

Health Care - 1.5%
Ariad Pharmaceuticals, Inc. (Æ)	1,891	23
Athenahealth, Inc. (Æ)	54	3
Healthspring, Inc. (Æ)	37	2
Inhibitex, Inc. (Æ)	294	3
InterMune, Inc. (Æ)	26	—	±
Jazz Pharmaceuticals PLC (Æ)	232	9
Keryx Biopharmaceuticals, Inc. (Æ)	5,348	14
PAREXEL International Corp. (Æ)	164	3
Skilled Healthcare Group, Inc. Class A (Æ)	304	2
Transcept Pharmaceuticals, Inc. (Æ)	331	3

		62

Russell 2000 High Beta ETF	23

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 18.2%
Acuity Brands, Inc.	1,190	63
Beacon Roofing Supply, Inc. (Æ)	1,599	32
Belden, Inc.	1,317	44
Buckeye Technologies, Inc.	326	11
Century Aluminum Co. (Æ)	3,987	34
Clarcor, Inc.	497	25
Coeur d’Alene Mines Corp. (Æ)	673	16
Ferro Corp. (Æ)	3,602	18
Globe Specialty Metals, Inc.	870	12
Golden Star Resources, Ltd. (Æ)	2,915	5
Griffon Corp.	2,543	23
HB Fuller Co.	495	11
Hecla Mining Co.	123	1
Innospec, Inc. (Æ)	574	16
Interline Brands, Inc. (Æ)	10	—	±
Jaguar Mining, Inc. (Æ)	1,169	7
Kaiser Aluminum Corp.	828	38
Kaydon Corp.	1,788	55
Lawson Products, Inc.	191	3
LB Foster Co. Class A	586	17
Louisiana-Pacific Corp. (Æ)	350	3
Mueller Industries, Inc.	1,141	44
Mueller Water Products, Inc. Class A	5,737	14
NL Industries, Inc.	230	3
NN, Inc. (Æ)	930	6
Olympic Steel, Inc.	640	15
OM Group, Inc. (Æ)	1,170	26
Paramount Gold and Silver Corp. (Æ)	688	1
PolyOne Corp.	2,752	32
Quanex Building Products Corp.	751	11
RBC Bearings, Inc. (Æ)	578	24
RTI International Metals, Inc. (Æ)	432	10
Simpson Manufacturing Co., Inc.	1,179	40
Texas Industries, Inc.	792	24
TMS International Corp. Class A (Æ)	1,357	13
TPC Group, Inc. (Æ)	163	4
Universal Forest Products, Inc.	239	7
Worthington Industries, Inc.	1,346	22

		730

Producer Durables - 31.2%
Accuride Corp. (Æ)	2,530	18
Active Power, Inc. (Æ)	8,957	6
Actuant Corp. Class A	3,551	80
Air Transport Services Group, Inc. (Æ)	1,571	7
Aircastle, Ltd.	6,519	82
Albany International Corp. Class A	2,253	52
AO Smith Corp.	546	22
Arkansas Best Corp.	1,170	23
Badger Meter, Inc.	269	8
Barnes Group, Inc.	2,098	51
Briggs & Stratton Corp.	3,266	51
Bristow Group, Inc.	252	12
Chart Industries, Inc. (Æ)	594	32
Coleman Cable, Inc. (Æ)	896	8
Colfax Corp. (Æ)	581	17
Commercial Vehicle Group, Inc. (Æ)	2,046	18

	Principal Amount ($) or Shares	Market Value $
Convergys Corp. (Æ)	474	6
Covenant Transportation Group, Inc. Class A (Æ)	421	1
Dycom Industries, Inc. (Æ)	83	2
EMCOR Group, Inc.	48	1
EnergySolutions, Inc. (Æ)	4,708	15
EnerSys (Æ)	1,229	32
EnPro Industries, Inc. (Æ)	1,812	60
ESCO Technologies, Inc.	1,898	55
Franklin Electric Co., Inc.	515	22
Geo Group, Inc. (The) (Æ)	2,857	48
Great Lakes Dredge & Dock Corp.	1,226	7
Gulfmark Offshore, Inc. Class A (Æ)	976	41
H&E Equipment Services, Inc. (Æ)	43	1
Kratos Defense & Security Solutions, Inc. (Æ)	3,601	21
Middleby Corp. (Æ)	247	23
Mistras Group, Inc. (Æ)	638	16
Modine Manufacturing Co. (Æ)	1,606	15
Old Dominion Freight Line, Inc. (Æ)	205	8
Overseas Shipholding Group, Inc.	102	1
Roadrunner Transportation Systems, Inc. (Æ)	937	13
Robbins & Myers, Inc.	1,133	55
RSC Holdings, Inc. (Æ)	941	17
Saia, Inc. (Æ)	227	3
Satcon Technology Corp. (Æ)	12,558	8
Swift Transportation Co. Class A (Æ)	2,734	23
SYKES Enterprises, Inc. (Æ)	1,399	22
Tecumseh Products Co. Class A (Æ)	684	3
Titan International, Inc.	571	11
Tutor Perini Corp. (Æ)	2,752	34
Twin Disc, Inc.	12	—	±
United Rentals, Inc. (Æ)	1,933	57
VSE Corp.	118	3
Wabash National Corp. (Æ)	4,403	35
Watts Water Technologies, Inc. Class A	2,047	70
Woodward, Inc.	899	37

		1,253

Technology - 17.9%
3D Systems Corp. (Æ)	1,508	22
Alpha & Omega Semiconductor, Ltd. (Æ)	102	1
American Science & Engineering, Inc.	471	32
Anixter International, Inc. (Æ)	221	13
Aruba Networks, Inc. (Æ)	681	13
AXT, Inc. (Æ)	3,224	13
Black Box Corp.	552	15
BroadSoft, Inc. (Æ)	123	4
Cavium, Inc. (Æ)	1,532	44
CIBER, Inc. (Æ)	3,152	12
CommVault Systems, Inc. (Æ)	52	2
DSP Group, Inc. (Æ)	3,446	18
DTS, Inc. (Æ)	1,406	38
Entegris, Inc. (Æ)	152	1
Fabrinet (Æ)	339	5
FriendFinder Networks, Inc. (Æ)	2,039	2

24	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSI Technology, Inc. (Æ)	3,448	16
Hittite Microwave Corp. (Æ)	1,381	68
Identive Group, Inc. (Æ)	3,836	9
II-VI, Inc. (Æ)	1,147	21
Inphi Corp. (Æ)	59	1
Intevac, Inc. (Æ)	207	2
iRobot Corp. (Æ)	410	12
Kemet Corp. (Æ)	144	1
Meru Networks, Inc. (Æ)	457	2
MicroStrategy, Inc. Class A (Æ)	104	11
Motricity, Inc. (Æ)	1,629	1
Netlogic Microsystems, Inc. (Æ)	443	22
Netscout Systems, Inc. (Æ)	675	12
NetSuite, Inc. (Æ)	183	7
OCZ Technology Group, Inc. (Æ)	1,122	7
Omnivision Technologies, Inc. (Æ)	1,294	16
OpenTable, Inc. (Æ)	140	5
Opnext, Inc. (Æ)	2,184	2
Pegasystems, Inc.	72	2
Procera Networks, Inc. (Æ)	640	10
QAD, Inc. Class A (Æ)	156	2
QLIK Technologies, Inc. (Æ)	477	12
Rambus, Inc. (Æ)	1,167	9
RF Micro Devices, Inc. (Æ)	1,307	7
SciQuest, Inc. (Æ)	268	4
Spansion, Inc. Class A (Æ)	1,861	15
SuccessFactors, Inc. (Æ)	446	18
Supertex, Inc. (Æ)	53	1
Synchronoss Technologies, Inc. (Æ)	178	5
Taleo Corp. Class A (Æ)	1,532	59
TeleCommunication Systems, Inc. Class A (Æ)	6,352	15
Tessera Technologies, Inc. (Æ)	613	10
TriQuint Semiconductor, Inc. (Æ)	2,378	12
TTM Technologies, Inc. (Æ)	3,444	38
Unisys Corp. (Æ)	1,082	21
Universal Display Corp. (Æ)	435	16
VirnetX Holding Corp. (Æ)	584	15

		721

Utilities - 0.8%
Central Vermont Public Service Corp.	687	24
Leap Wireless International, Inc. (Æ)	38	—	±
Vonage Holdings Corp. (Æ)	2,672	7

		31

Total Common Stocks (cost $4,326)		4,021

Total Investments - 100.0% (identified cost $4,326)		4,021

Other Assets and Liabilities, Net - 0.0%		2

Net Assets - 100.0%		4,023

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Beta ETF	25

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$353	$—	$—	$353
Energy	636	—	—	636
Financial Services	235	—	—	235
Health Care	62	—	—	62
Materials and Processing	730	—	—	730
Producer Durables	1,253	—	—	1,253
Technology	721	—	—	721
Utilities	31	—	—	31

Total Investments	4,021	—	—	4,021

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

26	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 9.7%
99 Cents Only Stores (Æ)	3,803	83
Beazer Homes USA, Inc. (Æ)	3,680	9
Belo Corp. Class A	1,476	9
Bridgepoint Education, Inc. (Æ)	627	14
Carter’s, Inc. (Æ)	1,059	42
CEC Entertainment, Inc.	24	1
Central European Media Enterprises, Ltd. Class A (Æ)	3,583	23
Dana Holding Corp. (Æ)	1,000	12
Destination Maternity Corp.	936	16
Exide Technologies (Æ)	1,471	4
Gaylord Entertainment Co. (Æ)	2,451	59
Gerber Scientific, Inc. (Æ)	245	—	±
Jack in the Box, Inc. (Æ)	108	2
Jones Group, Inc. (The)	170	2
La-Z-Boy, Inc. (Æ)	1,853	22
Matthews International Corp. Class A	126	4
Meritor, Inc. (Æ)	422	2
Pool Corp.	3,110	95
Select Comfort Corp. (Æ)	134	3
Sinclair Broadcast Group, Inc. Class A	143	2
Stoneridge, Inc. (Æ)	2,750	23
Warnaco Group, Inc. (The) (Æ)	82	4
Wolverine World Wide, Inc.	758	27

		458

Consumer Staples - 6.1%
Boston Beer Co., Inc. Class A (Æ)	51	6
Cal-Maine Foods, Inc.	1,293	47
Casey’s General Stores, Inc.	530	27
Central European Distribution Corp. (Æ)	85	—	±
Hain Celestial Group, Inc. (The) (Æ)	718	26
Lancaster Colony Corp.	528	37
Ruddick Corp.	867	37
Snyders-Lance, Inc.	107	2
Tootsie Roll Industries, Inc.	31	1
Universal Corp.	458	21
Vector Group, Ltd.	4,018	72
Weis Markets, Inc.	228	9

		285

Energy - 0.4%
Gulfport Energy Corp. (Æ)	171	5
Petroleum Development Corp. (Æ)	31	1
Triangle Petroleum Corp. (Æ)	1,222	7
Willbros Group, Inc. (Æ)	1,089	4

		17

Financial Services - 26.2%
Apollo Commercial Real Estate Finance, Inc. (ö)	2,332	31
Ashford Hospitality Trust, Inc. (ö)	4,568	37
Bancorp Rhode Island, Inc.	406	16
BioMed Realty Trust, Inc. (ö)	2,822	51
Capstead Mortgage Corp. (ö)	104	1
Cash America International, Inc.	1,582	75

	Principal Amount ($) or Shares	Market Value $
Cohen & Steers, Inc.	2,538	73
Colony Financial, Inc. (ö)	1,536	24
Dynex Capital, Inc. (ö)	351	3
Euronet Worldwide, Inc. (Æ)	488	9
FelCor Lodging Trust, Inc. (Æ)(ö)	14,736	45
First Financial Bancorp	1,845	31
First Industrial Realty Trust, Inc. (Æ)(ö)	333	3
Franklin Financial Corp. (Æ)	1,296	15
Harleysville Group, Inc.	531	30
Healthcare Realty Trust, Inc. (ö)	638	12
Heritage Financial Corp.	279	4
Jack Henry & Associates, Inc.	2,011	68
LaSalle Hotel Properties (ö)	895	22
Medical Properties Trust, Inc. (ö)	686	7
Navigators Group, Inc. (The) (Æ)	606	29
Parkway Properties, Inc. (ö)	4,084	40
Pebblebrook Hotel Trust (ö)	1,339	26
PennantPark Investment Corp.	1,483	15
Penns Woods Bancorp, Inc.	29	1
Pennsylvania Real Estate Investment Trust (ö)	3,313	35
PennyMac Mortgage Investment Trust (ö)	2,234	37
Platinum Underwriters Holdings, Ltd.	7	—	±
Post Properties, Inc. (ö)	468	20
ProAssurance Corp.	546	44
Prospect Capital Corp.	1,085	10
Prosperity Bancshares, Inc.	43	2
PS Business Parks, Inc. (ö)	278	15
Resource Capital Corp. (ö)	8,989	50
Retail Opportunity Investments Corp. (ö)	3,722	44
RLI Corp.	868	63
Starwood Property Trust, Inc. (ö)	2,980	55
Strategic Hotels & Resorts, Inc. (Æ)(ö)	4,665	25
Sunstone Hotel Investors, Inc. (Æ)(ö)	7,973	65
SVB Financial Group (Æ)	1,615	78
Territorial Bancorp, Inc.	61	1
Universal Health Realty Income Trust (ö)	33	1
Wright Express Corp. (Æ)	392	21

		1,234

Health Care - 11.1%
Abaxis, Inc. (Æ)	56	2
Achillion Pharmaceuticals, Inc. (Æ)	1,349	10
Amsurg Corp. Class A (Æ)	741	19
Analogic Corp.	59	3
Centene Corp. (Æ)	431	17
Cepheid, Inc. (Æ)	1,047	36
Chemed Corp.	399	20
CONMED Corp. (Æ)	2,650	68
Exact Sciences Corp. (Æ)	252	2
Gentiva Health Services, Inc. (Æ)	137	1
Greatbatch, Inc. (Æ)	352	8
Haemonetics Corp. (Æ)	446	27
HealthSouth Corp. (Æ)	280	5
Healthspring, Inc. (Æ)	1,470	81
Integra LifeSciences Holdings Corp. (Æ)	370	11
Invacare Corp.	137	2
ISTA Pharmaceuticals, Inc. (Æ)	153	1
Ligand Pharmaceuticals, Inc. Class B (Æ)	1,238	15

Russell 2000 Low Volatility ETF	27

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Magellan Health Services, Inc. (Æ)	914	45
Owens & Minor, Inc.	2,212	61
Quality Systems, Inc.	20	1
Savient Pharmaceuticals, Inc. (Æ)	7,060	16
STERIS Corp.	189	6
Sunrise Senior Living, Inc. (Æ)	5,061	33
West Pharmaceutical Services, Inc.	800	30

		520

Materials and Processing - 5.9%
Acuity Brands, Inc.	1,577	84
Boise, Inc.	1,483	11
Century Aluminum Co. (Æ)	1,409	12
HB Fuller Co.	115	3
Kaydon Corp.	716	22
Minerals Technologies, Inc.	484	27
NewMarket Corp.	464	92
Olin Corp.	49	1
Sensient Technologies Corp.	82	3
Watsco, Inc.	280	18
Worthington Industries, Inc.	152	2
Zoltek Cos., Inc. (Æ)	542	4

		279

Producer Durables - 9.7%
AAR Corp.	226	4
Aircastle, Ltd.	1,541	20
Applied Industrial Technologies, Inc.	1,518	53
Atlas Air Worldwide Holdings, Inc. (Æ)	26	1
Commercial Vehicle Group, Inc. (Æ)	2,510	23
CoStar Group, Inc. (Æ)	432	29
EMCOR Group, Inc.	263	7
Forward Air Corp.	37	1
Genesee & Wyoming, Inc. Class A (Æ)	128	8
Greenbrier Cos., Inc. (Æ)	1,068	26
Gulfmark Offshore, Inc. Class A (Æ)	15	1
HEICO Corp.	214	13
Heidrick & Struggles International, Inc.	53	1
Kaman Corp. Class A	590	16
Knight Transportation, Inc.	40	1
LoopNet, Inc. (Æ)	4,901	89
MAXIMUS, Inc.	876	36
Middleby Corp. (Æ)	129	12
Moog, Inc. Class A (Æ)	20	1
Orbital Sciences Corp. (Æ)	262	4
Rollins, Inc.	11	—	±
Teledyne Technologies, Inc. (Æ)	132	7
Unifirst Corp.	264	15
United Rentals, Inc. (Æ)	29	1
United Stationers, Inc.	2,079	68
US Ecology, Inc.	174	3
Wabash National Corp. (Æ)	597	5
Werner Enterprises, Inc.	172	4
Woodward, Inc.	133	5

		454

	Principal Amount ($) or Shares	Market Value $
Technology - 10.7%
Anixter International, Inc. (Æ)	75	4
Arris Group, Inc. (Æ)	191	2
ATMI, Inc. (Æ)	85	2
Avid Technology, Inc. (Æ)	350	3
Blackbaud, Inc.	916	25
CACI International, Inc. Class A (Æ)	164	9
Cognex Corp.	142	5
Coherent, Inc. (Æ)	273	14
DealerTrack Holdings, Inc. (Æ)	1,490	41
Hittite Microwave Corp. (Æ)	1,612	80
II-VI, Inc. (Æ)	165	3
Microsemi Corp. (Æ)	332	6
Nanometrics, Inc. (Æ)	1,565	29
Netlogic Microsystems, Inc. (Æ)	1,906	94
Netscout Systems, Inc. (Æ)	191	3
Power Integrations, Inc.	128	4
Progress Software Corp. (Æ)	2,662	52
Quest Software, Inc. (Æ)	627	12
RightNow Technologies, Inc. (Æ)	866	37
SuccessFactors, Inc. (Æ)	454	18
Syntel, Inc.	1,300	61

		504

Utilities - 19.9%
Avista Corp.	111	3
Black Hills Corp.	626	21
Central Vermont Public Service Corp.	2,387	84
CH Energy Group, Inc.	1,221	71
Cleco Corp.	2,448	93
Connecticut Water Service, Inc.	185	5
El Paso Electric Co.	449	16
Empire District Electric Co. (The)	2,922	62
Idacorp, Inc.	2,191	93
Laclede Group, Inc. (The)	847	34
Middlesex Water Co.	304	6
New Jersey Resources Corp.	1,605	79
Northwest Natural Gas Co.	1,910	92
NorthWestern Corp.	1,182	42
Pennichuck Corp.	556	16
PNM Resources, Inc.	74	1
Portland General Electric Co.	1,152	29
South Jersey Industries, Inc.	753	43
UIL Holdings Corp.	1,872	66
Unisource Energy Corp.	2,149	79

		935

Total Common Stocks (cost $4,764)		4,686

Total Investments - 99.7% (identified cost $4,764)		4,686

Other Assets and Liabilities, Net - 0.3%		13

Net Assets - 100.0%		4,699

See accompanying notes which are an integral part of this quarterly report.

28	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$458	$—	$—	$458
Consumer Staples	285	—	—	285
Energy	17	—	—	17
Financial Services	1,234	—	—	1,234
Health Care	520	—	—	520
Materials and Processing	279	—	—	279
Producer Durables	454	—	—	454
Technology	504	—	—	504
Utilities	935	—	—	935

Total Investments	4,686	—	—	4,686

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 Low Volatility ETF	29

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 13.0%
Amerco, Inc.	30	3
Ancestry.com, Inc. (Æ)	62	1
Archipelago Learning, Inc. (Æ)	1,230	12
Arctic Cat, Inc. (Æ)	182	4
Avis Budget Group, Inc. (Æ)	1,083	12
Barnes & Noble, Inc. (Æ)	1,453	21
Blyth, Inc.	142	8
Boyd Gaming Corp. (Æ)	958	7
Brunswick Corp.	280	5
Buckle, Inc. (The)	495	20
Cabela’s, Inc. (Æ)	434	11
Caribou Coffee Co., Inc. (Æ)	446	6
Casual Male Retail Group, Inc. (Æ)	850	3
Coinstar, Inc. (Æ)	300	14
Collective Brands, Inc. (Æ)	696	10
Conn’s, Inc. (Æ)	453	5
Cooper Tire & Rubber Co.	1,502	21
Crocs, Inc. (Æ)	1,153	17
Crown Media Holdings, Inc. Class A (Æ)	3,455	4
Dana Holding Corp. (Æ)	105	1
Dial Global, Inc. (Æ)	435	1
Digital Generation, Inc. (Æ)	777	9
Dorman Products, Inc. (Æ)	253	9
Drew Industries, Inc. (Æ)	515	13
Eastman Kodak Co. (Æ)	18,421	12
Express, Inc. (Æ)	92	2
Finish Line, Inc. (The) Class A	714	14
Fuel Systems Solutions, Inc. (Æ)	513	8
Furniture Brands International, Inc. (Æ)	5,413	7
Group 1 Automotive, Inc.	127	7
HHgregg, Inc. (Æ)	668	10
HSN, Inc.	80	3
Johnson Outdoors, Inc. Class A (Æ)	317	5
Jones Group, Inc. (The)	650	7
KB Home	388	3
Live Nation Entertainment, Inc. (Æ)	1,239	10
Men’s Wearhouse, Inc. (The)	409	13
Meritage Homes Corp. (Æ)	484	11
Monro Muffler Brake, Inc.	612	23
National American University Holdings, Inc.	737	6
Penske Automotive Group, Inc.	92	2
Pier 1 Imports, Inc. (Æ)	1,665	23
Pinnacle Entertainment, Inc. (Æ)	1,402	14
RealD, Inc. (Æ)	691	5
Ryland Group, Inc. (The)	1,248	20
Shutterfly, Inc. (Æ)	196	4
Skechers U.S.A., Inc. Class A (Æ)	1,251	15
Skullcandy, Inc. (Æ)	244	3
Sotheby’s Class A	49	1
Stamps.com, Inc. (Æ)	22	1
Strayer Education, Inc.	16	2
Sturm Ruger & Co., Inc.	262	9
Tenneco, Inc. (Æ)	182	5
TiVo, Inc. (Æ)	170	2

	Principal Amount ($) or Shares	Market Value $
Travelzoo, Inc. (Æ)	370	9
Tuesday Morning Corp. (Æ)	309	1
Vera Bradley, Inc. (Æ)	58	2
Wet Seal, Inc. (The) Class A (Æ)	1,804	6
Zagg, Inc. (Æ)	1,949	14
Zipcar, Inc. (Æ)	282	4

		500

Consumer Staples - 3.5%
Cadiz, Inc. (Æ)	879	8
Diamond Foods, Inc.	782	25
Farmer Bros Co. (Æ)	361	3
Fresh Market, Inc. (The) (Æ)	104	4
GNC Holdings, Inc. Class A (Æ)	170	5
Imperial Sugar Co.	1,633	6
Pilgrim’s Pride Corp. (Æ)	3,140	18
Seaboard Corp. (Æ)	18	38
Star Scientific, Inc. (Æ)	2,408	5
Susser Holdings Corp. (Æ)	541	12
Synutra International, Inc. (Æ)	1,991	10

		134

Energy - 17.2%
Alon USA Energy, Inc.	881	8
Ameresco, Inc. Class A (Æ)	232	3
Amyris, Inc. (Æ)	174	2
Apco Oil and Gas International, Inc.	425	35
Approach Resources, Inc. (Æ)	56	2
ATP Oil & Gas Corp. (Æ)	634	5
Basic Energy Services, Inc. (Æ)	403	8
Berry Petroleum Co. Class A	246	10
BPZ Resources, Inc. (Æ)	4,258	12
Cal Dive International, Inc. (Æ)	3,159	7
Capstone Turbine Corp. (Æ)	5,806	7
Carrizo Oil & Gas, Inc. (Æ)	39	1
Clean Energy Fuels Corp. (Æ)	784	10
Complete Production Services, Inc. (Æ)	1,144	38
Comstock Resources, Inc. (Æ)	84	1
Crosstex Energy, Inc.	499	6
CVR Energy, Inc. (Æ)	1,241	23
Delek US Holdings, Inc.	1,839	21
Dril-Quip, Inc. (Æ)	464	31
Energy XXI Bermuda, Ltd. (Æ)	119	4
Global Geophysical Services, Inc. (Æ)	66	—	±
GMX Resources, Inc. (Æ)	1,987	2
Golar LNG, Ltd.	415	18
Goodrich Petroleum Corp. (Æ)	497	7
GT Advanced Technologies, Inc. (Æ)	3,288	24
Helix Energy Solutions Group, Inc. (Æ)	96	2
Hercules Offshore, Inc. (Æ)	1,120	5
Hornbeck Offshore Services, Inc. (Æ)	755	23
Houston American Energy Corp. (Æ)	1,518	19
Hyperdynamics Corp. (Æ)	190	—	±
ION Geophysical Corp. (Æ)	3,099	19
Isramco, Inc. (Æ)	33	3
Key Energy Services, Inc. (Æ)	1,688	26
KiOR, Inc. Class A (Æ)	625	6

30	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kodiak Oil & Gas Corp. (Æ)	2,088	20
L&L Energy, Inc. (Æ)	3,041	8
Lufkin Industries, Inc.	829	56
McMoRan Exploration Co. (Æ)	1,275	19
Miller Energy Resources, Inc. (Æ)	678	2
Newpark Resources, Inc. (Æ)	1,457	14
Northern Oil and Gas, Inc. (Æ)	1,053	25
Oasis Petroleum, Inc. (Æ)	488	14
Parker Drilling Co. (Æ)	1,398	10
Patriot Coal Corp. (Æ)	735	6
Penn Virginia Corp.	588	3
PowerSecure International, Inc. (Æ)	860	4
Rosetta Resources, Inc. (Æ)	495	22
STR Holdings, Inc. (Æ)	504	4
Swift Energy Co. (Æ)	550	16
Vantage Drilling Co. (Æ)	10,536	12
W&T Offshore, Inc.	75	2
Western Refining, Inc.	2,617	35

		660

Financial Services - 11.8%
Astoria Financial Corp.	4,795	40
Cascade Bancorp (Æ)	208	1
Cathay General Bancorp	241	4
CBL & Associates Properties, Inc. (ö)	912	14
CNO Financial Group, Inc. (Æ)	864	5
Crawford & Co. Class B	1,671	10
CVB Financial Corp.	920	9
Doral Financial Corp. (Æ)	4,114	4
First Commonwealth Financial Corp.	4,483	23
First Midwest Bancorp, Inc.	803	8
Flagstar Bancorp, Inc. (Æ)	8,275	4
FNB Corp.	1,182	13
Global Cash Access Holdings, Inc. (Æ)	871	4
Higher One Holdings, Inc. (Æ)	123	2
Highwoods Properties, Inc. (ö)	253	8
Home Properties, Inc. (ö)	358	21
Hudson Valley Holding Corp.	120	3
Imperial Holdings, Inc. (Æ)	5,649	11
International Bancshares Corp.	426	8
Intersections, Inc.	670	7
iStar Financial, Inc. (Æ)(ö)	2,269	12
Knight Capital Group, Inc. Class A (Æ)	983	12
Ladenburg Thalmann Financial Services, Inc. (Æ)	8,839	22
Lakeland Bancorp, Inc.	1,764	15
Lexington Realty Trust (ö)	1,732	13
MB Financial, Inc.	123	2
MGIC Investment Corp. (Æ)	1,641	6
National Penn Bancshares, Inc.	1,160	10
Netspend Holdings, Inc. (Æ)	330	3
Park National Corp.	240	16
Phoenix Cos., Inc. (The) (Æ)	7,397	12
Piper Jaffray Cos. (Æ)	182	4
Radian Group, Inc.	1,931	5
Seacoast Banking Corp. of Florida (Æ)	3,840	6
Signature Bank NY (Æ)	100	6

	Principal Amount ($) or Shares	Market Value $
Sterling Financial Corp. (Æ)	3,541	58
Strategic Hotels & Resorts, Inc. (Æ)(ö)	816	4
Susquehanna Bancshares, Inc.	1,630	14
Umpqua Holdings Corp.	461	6
United Community Banks, Inc. (Æ)	1,695	12
West Bancorporation, Inc.	425	4
Zillow, Inc. Class A (Æ)	561	13

		454

Health Care - 9.0%
Acura Pharmaceuticals, Inc. (Æ)	1,750	6
Akorn, Inc. (Æ)	1,708	19
Alkermes PLC (Æ)	142	2
Amedisys, Inc. (Æ)	6	—	±
Ampio Pharmaceuticals, Inc. (Æ)	598	3
Anthera Pharmaceuticals, Inc. (Æ)	2,598	16
AVEO Pharmaceuticals, Inc. (Æ)	1,056	18
AVI BioPharma, Inc. (Æ)	2,696	2
BG Medicine, Inc. (Æ)	605	3
Cambrex Corp. (Æ)	1,334	10
Cubist Pharmaceuticals, Inc. (Æ)	81	3
Curis, Inc. (Æ)	597	3
Delcath Systems, Inc. (Æ)	570	2
Endologix, Inc. (Æ)	787	9
Exelixis, Inc. (Æ)	4,110	19
Hansen Medical, Inc. (Æ)	3,804	10
Idenix Pharmaceuticals, Inc. (Æ)	1,733	13
Incyte Corp., Ltd. (Æ)	497	7
Inhibitex, Inc. (Æ)	1,056	12
InterMune, Inc. (Æ)	738	9
Jazz Pharmaceuticals PLC (Æ)	52	2
Lexicon Pharmaceuticals, Inc. (Æ)	14,493	19
MAKO Surgical Corp. (Æ)	310	8
MannKind Corp. (Æ)	4,912	12
MedQuist Holdings, Inc. (Æ)	550	5
Merge Healthcare, Inc. (Æ)	1,389	7
Metabolix, Inc. (Æ)	233	1
Metropolitan Health Networks, Inc. (Æ)	516	4
Momenta Pharmaceuticals, Inc. (Æ)	505	9
Nymox Pharmaceutical Corp. (Æ)	2,108	17
Onyx Pharmaceuticals, Inc. (Æ)	75	3
Optimer Pharmaceuticals, Inc. (Æ)	1,438	18
Pacific Biosciences of California, Inc. (Æ)	1,937	5
Pacira Pharmaceuticals, Inc. Class onvertible model bit (Æ)	302	3
Pharmacyclics, Inc. (Æ)	746	11
Questcor Pharmaceuticals, Inc. (Æ)	502	21
Rigel Pharmaceuticals, Inc. (Æ)	1,107	9
Sangamo Biosciences, Inc. (Æ)	430	1
Sequenom, Inc. (Æ)	1,397	6
Skilled Healthcare Group, Inc. Class A (Æ)	1,944	11
Solta Medical, Inc. (Æ)	453	1
Tornier NV (Æ)	16	—	±
Transcept Pharmaceuticals, Inc. (Æ)	744	6
WellCare Health Plans, Inc. (Æ)	41	2

		347

Russell 2000 High Volatility ETF	31

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 9.4%
AMCOL International Corp.	271	7
American Vanguard Corp.	800	11
Calgon Carbon Corp. (Æ)	1,008	16
Coeur d’Alene Mines Corp. (Æ)	1,678	40
General Moly, Inc. (Æ)	827	3
Georgia Gulf Corp. (Æ)	273	5
Gibraltar Industries, Inc. (Æ)	120	2
Globe Specialty Metals, Inc.	73	1
Gold Resource Corp.	93	2
Golden Minerals Co. (Æ)	63	—	±
Golden Star Resources, Ltd. (Æ)	11,017	18
Graphic Packaging Holding Co. (Æ)	2,127	9
Griffon Corp.	337	3
Headwaters, Inc. (Æ)	1,611	4
Hecla Mining Co.	6,976	36
Jaguar Mining, Inc. (Æ)	2,871	18
Kraton Performance Polymers, Inc. (Æ)	39	1
McEwen Mining, Inc. (Æ)	7,090	24
Midway Gold Corp. (Æ)	6,495	14
NCI Building Systems, Inc. (Æ)	584	6
NL Industries, Inc.	827	11
Olin Corp.	81	2
Omega Flex, Inc. (Æ)	141	2
Omnova Solutions, Inc. (Æ)	643	3
Paramount Gold and Silver Corp. (Æ)	314	1
RTI International Metals, Inc. (Æ)	29	1
Schweitzer-Mauduit International, Inc.	206	14
Senomyx, Inc. (Æ)	700	2
Simpson Manufacturing Co., Inc.	1,383	46
Stillwater Mining Co. (Æ)	1,510	16
Texas Industries, Inc.	595	18
Universal Forest Products, Inc.	135	4
Uranium Energy Corp. (Æ)	1,142	3
Vista Gold Corp. (Æ)	4,096	13
Zep, Inc.	190	3

		359

Producer Durables - 15.6%
A123 Systems, Inc. (Æ)	3,240	5
ACCO Brands Corp. (Æ)	1,106	11
Advisory Board Co. (The) (Æ)	48	4
Alaska Air Group, Inc. (Æ)	277	21
Altra Holdings, Inc. (Æ)	496	9
AM Castle & Co. (Æ)	930	9
American Superconductor Corp. (Æ)	3,190	12
Brady Corp. Class A	380	12
Briggs & Stratton Corp.	551	9
Broadwind Energy, Inc. (Æ)	19,052	13
CAI International, Inc. (Æ)	873	13
Chart Industries, Inc. (Æ)	53	3
Clean Harbors, Inc. (Æ)	57	4
Coleman Cable, Inc. (Æ)	998	9
Colfax Corp. (Æ)	581	17
CRA International, Inc. (Æ)	219	4
Darling International, Inc. (Æ)	242	3
DHT Holdings, Inc.	8,712	6

	Principal Amount ($) or Shares	Market Value $
DXP Enterprises, Inc. (Æ)	406	13
Energy Recovery, Inc. (Æ)	1,427	4
EnergySolutions, Inc. (Æ)	5,365	17
ESCO Technologies, Inc.	493	14
Essex Rental Corp. (Æ)	1,784	5
Excel Maritime Carriers, Ltd. Class A (Æ)	1,940	3
Genco Shipping & Trading, Ltd. (Æ)	1,951	13
Generac Holdings, Inc. (Æ)	270	8
Gorman-Rupp Co. (The)	8	—	±
Great Lakes Dredge & Dock Corp.	623	3
Herman Miller, Inc.	435	8
Hill International, Inc. (Æ)	2,583	13
HUB Group, Inc. Class A (Æ)	235	8
InnerWorkings, Inc. (Æ)	1,112	10
Kimball International, Inc. Class B	1,644	8
MasTec, Inc. (Æ)	164	3
Measurement Specialties, Inc. (Æ)	245	7
Mistras Group, Inc. (Æ)	128	3
Modine Manufacturing Co. (Æ)	721	7
Old Dominion Freight Line, Inc. (Æ)	1,320	52
Overseas Shipholding Group, Inc.	1,007	11
PMFG, Inc. (Æ)	470	9
Power-One, Inc. (Æ)	2,004	8
Quad/Graphics, Inc.	1,224	18
Raven Industries, Inc.	10	1
Rentech, Inc. (Æ)	10,414	14
Robbins & Myers, Inc.	43	2
RSC Holdings, Inc. (Æ)	77	1
Satcon Technology Corp. (Æ)	11,553	7
Sauer-Danfoss, Inc. (Æ)	58	2
Schawk, Inc. Class A	651	7
ServiceSource International, Inc. (Æ)	101	2
Standex International Corp.	734	25
Stream Global Services, Inc. (Æ)	557	2
Swift Transportation Co. Class A (Æ)	3,241	26
Swisher Hygiene, Inc. (Æ)(Þ)	6,381	24
Tecumseh Products Co. Class A (Æ)	171	1
Titan Machinery, Inc. (Æ)	44	1
Trimas Corp. (Æ)	887	16
United Rentals, Inc. (Æ)	67	2
Universal Truckload Services, Inc.	343	6
US Airways Group, Inc. (Æ)	5,172	26
Valence Technology, Inc. (Æ)	12,184	12
Vicor Corp.	80	1
Wesco Aircraft Holdings, Inc. (Æ)	9	—	±
Woodward, Inc.	241	10

		597

Technology - 18.9%
3D Systems Corp. (Æ)	1,661	24
Acacia Research Corp. (Æ)	49	2
ADTRAN, Inc.	62	2
Aruba Networks, Inc. (Æ)	697	13
AXT, Inc. (Æ)	991	4
Bankrate, Inc. (Æ)	1,509	32
BroadSoft, Inc. (Æ)	622	19
CIBER, Inc. (Æ)	4,573	18

32	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cohu, Inc. (Þ)	450	5
CommVault Systems, Inc. (Æ)	131	6
Computer Task Group, Inc. (Æ)	881	12
Cymer, Inc. (Æ)	35	2
Deltek, Inc. (Æ)	1,900	19
Demand Media, Inc. (Æ)	1,745	12
Echelon Corp. (Æ)	860	4
Emulex Corp. (Æ)	3,781	26
Entropic Communications, Inc. (Æ)	1,337	7
Envestnet, Inc. (Æ)	1,169	14
Fabrinet (Æ)	889	12
Finisar Corp. (Æ)	586	10
Graham Corp.	392	9
iGate Corp. (Æ)	409	6
Insight Enterprises, Inc. (Æ)	261	4
InterDigital, Inc.	1,008	43
Intevac, Inc. (Æ)	341	3
IntraLinks Holdings, Inc. (Æ)	181	1
KEYW Holding Corp. (The) (Æ)	1,003	7
KIT Digital, Inc. (Æ)	45	—	±
Kopin Corp. (Æ)	4,213	16
Kulicke & Soffa Industries, Inc. (Æ)	2,594	24
LogMeIn, Inc. (Æ)	48	2
Mercury Computer Systems, Inc. (Æ)	651	9
Meru Networks, Inc. (Æ)	213	1
Microvision, Inc. (Æ)	2,413	1
Motricity, Inc. (Æ)	710	1
NetSuite, Inc. (Æ)	62	3
OCZ Technology Group, Inc. (Æ)	85	1
Omnivision Technologies, Inc. (Æ)	1,281	16
OpenTable, Inc. (Æ)	345	13
Openwave Systems, Inc. (Æ)	1,939	3
Opnext, Inc. (Æ)	3,750	3
PC Connection, Inc.	454	5
Photronics, Inc. (Æ)	912	6
Plexus Corp. (Æ)	310	8
Powerwave Technologies, Inc. (Æ)	781	2
PROS Holdings, Inc. (Æ)	539	8
QLIK Technologies, Inc. (Æ)	2,617	62
Quantum Corp. (Æ)	2,018	5
RealPage, Inc. (Æ)	523	13
RF Micro Devices, Inc. (Æ)	5,086	27
Rogers Corp. (Æ)	145	5
Rubicon Technology, Inc. (Æ)	682	6
SciQuest, Inc. (Æ)	209	3
SolarWinds, Inc. (Æ)	22	1
Sonus Networks, Inc. (Æ)	3,994	10
STEC, Inc. (Æ)	1,482	13
SuccessFactors, Inc. (Æ)	222	9
Synchronoss Technologies, Inc. (Æ)	46	1
Take-Two Interactive Software, Inc. (Æ)	1,158	16
Tangoe, Inc. (Æ)	709	11
TeleNav, Inc. (Æ)	70	1
TriQuint Semiconductor, Inc. (Æ)	4,010	20
Universal Display Corp. (Æ)	531	19

	Principal Amount ($) or Shares	Market Value $
Veeco Instruments, Inc. (Æ)	728	15
Viasystems Group, Inc. (Æ)	405	7
VirnetX Holding Corp. (Æ)	1,353	33
Wave Systems Corp. Class A (Æ)	497	1
Web.com Group, Inc. (Æ)	846	10

		726

Utilities - 1.5%
8x8, Inc. (Æ)	4,297	14
Dynegy, Inc. Class A (Æ)	3,865	11
Fairpoint Communications, Inc. (Æ)	444	2
Globalstar, Inc. (Æ)	2,673	1
IDT Corp. Class B	501	5
Pendrell Corp. (Æ)	9,468	24

		57

Total Common Stocks (cost $4,734)		3,834

Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Magnum Hunter Resources, Inc. (Æ)	442	—

Total Warrants & Rights (cost $—)		—

Total Investments - 99.9% (identified cost $4,734)		3,834

Other Assets and Liabilities, Net - 0.1%		5

Net Assets - 100.0%		3,839

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Volatility ETF	33

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$500	$—	$—	$500
Consumer Staples	134	—	—	134
Energy	660	—	—	660
Financial Services	454	—	—	454
Health Care	347	—	—	347
Materials and Processing	359	—	—	359
Producer Durables	597	—	—	597
Technology	726	—	—	726
Utilities	57	—	—	57
Warrants & Rights	—	—	—	—

Total Investments	3,834	—	—	3,834

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

34	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 18.0%
99 Cents Only Stores (Æ)	4,344	95
AH Belo Corp. Class A	808	4
Amerco, Inc.	326	29
American Greetings Corp. Class A	513	6
America’s Car-Mart, Inc. (Æ)	646	25
Ameristar Casinos, Inc.	564	10
Asbury Automotive Group, Inc. (Æ)	1,260	27
Ascena Retail Group, Inc. (Æ)	1,516	45
Avis Budget Group, Inc. (Æ)	160	2
Biglari Holdings, Inc. (Æ)	66	24
BJ’s Restaurants, Inc. (Æ)	297	13
Buffalo Wild Wings, Inc. (Æ)	370	25
Callaway Golf Co.	1,252	7
Caribou Coffee Co., Inc. (Æ)	2,088	29
Carter’s, Inc. (Æ)	1,118	45
Central Garden and Pet Co. Class A (Æ)	999	8
Cheesecake Factory, Inc. (The) (Æ)	1,619	48
Cracker Barrel Old Country Store, Inc.	164	8
Crocs, Inc. (Æ)	3,877	57
Delta Apparel, Inc. (Æ)	506	10
DineEquity, Inc. (Æ)	408	17
Dollar Thrifty Automotive Group, Inc. (Æ)	1,855	130
Domino’s Pizza, Inc. (Æ)	5,288	180
Elizabeth Arden, Inc. (Æ)	1,565	58
EW Scripps Co. Class A (Æ)	3,692	30
Fisher Communications, Inc. (Æ)	1,267	37
Genesco, Inc. (Æ)	467	29
G-III Apparel Group, Ltd. (Æ)	765	19
Iconix Brand Group, Inc. (Æ)	395	6
Inter Parfums, Inc.	861	13
Johnson Outdoors, Inc. Class A (Æ)	368	6
JOS A Bank Clothiers, Inc. (Æ)	242	12
Kirkland’s, Inc. (Æ)	1,327	18
Krispy Kreme Doughnuts, Inc. (Æ)	389	3
Libbey, Inc. (Æ)	904	12
Lithia Motors, Inc. Class A	1,954	43
Marchex, Inc. Class A	2,411	15
Men’s Wearhouse, Inc. (The)	703	23
Monro Muffler Brake, Inc.	924	36
Motorcar Parts of America, Inc. (Æ)	470	4
New York & Co., Inc. (Æ)	2,220	6
Nu Skin Enterprises, Inc. Class A	951	46
PF Chang’s China Bistro, Inc.	170	5
Pricesmart, Inc.	2,607	181
Rent-A-Center, Inc. Class A	765	28
Ruby Tuesday, Inc. (Æ)	1,843	13
Ruth’s Hospitality Group, Inc. (Æ)	3,922	19
Saga Communications, Inc. Class A (Æ)	381	14
Six Flags Entertainment Corp.	272	11
Sotheby’s Class A	266	8
Steiner Leisure, Ltd. (Æ)	313	14
Steven Madden, Ltd. (Æ)	1,223	42
Sturm Ruger & Co., Inc.	800	27
Summer Infant, Inc. (Æ)	594	4

	Principal Amount ($) or Shares	Market Value $
Town Sports International Holdings, Inc. (Æ)	606	4
Travelzoo, Inc. (Æ)	139	3
VOXX International Corp. Class A (Æ)	867	7
Winmark Corp.	51	3
Zagg, Inc. (Æ)	1,503	11

		1,654

Consumer Staples - 5.0%
Boston Beer Co., Inc. Class A (Æ)	216	23
Casey’s General Stores, Inc.	1,036	54
Diamond Foods, Inc.	600	19
GNC Holdings, Inc. Class A (Æ)	1,229	36
J&J Snack Foods Corp.	737	39
Lancaster Colony Corp.	677	47
National Beverage Corp. (Æ)	2,176	35
Omega Protein Corp. (Æ)	4,301	31
Schiff Nutrition International, Inc. (Æ)	976	10
Smart Balance, Inc. (Æ)	7,227	39
Susser Holdings Corp. (Æ)	1,593	36
TreeHouse Foods, Inc. (Æ)	449	29
United Natural Foods, Inc. (Æ)	778	31
Vector Group, Ltd.	1,778	32

		461

Energy - 9.5%
Apco Oil and Gas International, Inc.	1,213	99
Approach Resources, Inc. (Æ)	1,641	48
Basic Energy Services, Inc. (Æ)	86	2
Berry Petroleum Co. Class A	956	40
Capstone Turbine Corp. (Æ)	32,785	38
CVR Energy, Inc. (Æ)	2,557	48
Delek US Holdings, Inc.	630	7
Dril-Quip, Inc. (Æ)	204	13
Energy XXI Bermuda, Ltd. (Æ)	109	3
Golar LNG, Ltd.	3,889	173
Gulfport Energy Corp. (Æ)	2,364	70
Hornbeck Offshore Services, Inc. (Æ)	140	4
Kodiak Oil & Gas Corp. (Æ)	14,787	140
Lufkin Industries, Inc.	56	4
Northern Oil and Gas, Inc. (Æ)	897	22
Oasis Petroleum, Inc. (Æ)	130	4
OYO Geospace Corp. (Æ)	170	13
Rosetta Resources, Inc. (Æ)	934	41
Stone Energy Corp. (Æ)	144	4
W&T Offshore, Inc.	2,725	58
Western Refining, Inc.	2,145	29
World Fuel Services Corp.	389	16

		876

Financial Services - 18.2%
Advance America Cash Advance Centers, Inc.	2,094	19
Advent Software, Inc. (Æ)	724	18
Ameris Bancorp (Æ)	381	4

Russell 2000 High Momentum ETF	35

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Amtrust Financial Services, Inc.	212	5
Anworth Mortgage Asset Corp. (ö)	2,610	16
Apollo Investment Corp.	1,375	9
Arrow Financial Corp.	578	14
Ashford Hospitality Trust, Inc. (ö)	3,017	24
Associated Estates Realty Corp. (ö)	992	16
BGC Partners, Inc. Class A	2,328	14
BlackRock Kelso Capital Corp.	3,936	32
Cardtronics, Inc. (Æ)	4,042	110
CBL & Associates Properties, Inc. (ö)	2,508	39
Century Bancorp, Inc. Class A	326	9
Colonial Properties Trust (ö)	1,135	24
Crawford & Co. Class B	4,502	28
Delphi Financial Group, Inc. Class A	669	30
Diamond Hill Investment Group, Inc.	39	3
DuPont Fabros Technology, Inc. (ö)	1,311	32
Dynex Capital, Inc. (ö)	3,558	32
Entertainment Properties Trust (ö)	1,390	61
Evercore Partners, Inc. Class A	444	12
Extra Space Storage, Inc. (ö)	1,445	35
Ezcorp, Inc. Class A (Æ)	1,178	31
Financial Engines, Inc. (Æ)	160	4
First Cash Financial Services, Inc. (Æ)	1,021	36
First Industrial Realty Trust, Inc. (Æ)(ö)	453	5
First Interstate Bancsystem, Inc. Class A	431	6
First Midwest Bancorp, Inc.	763	8
Getty Realty Corp. (ö)	303	4
Gladstone Commercial Corp. (ö)	835	15
Glimcher Realty Trust (ö)	6,811	63
Government Properties Income Trust (ö)	715	16
Greenlight Capital Re, Ltd. Class A (Æ)	605	14
Hatteras Financial Corp. (ö)	375	10
Hersha Hospitality Trust Class A (ö)	5,946	29
HFF, Inc. Class A (Æ)	346	4
Intersections, Inc.	387	4
iStar Financial, Inc. (Æ)(ö)	2,830	15
Kennedy-Wilson Holdings, Inc.	1,559	16
Kohlberg Capital Corp.	446	3
LaSalle Hotel Properties (ö)	712	17
MarketAxess Holdings, Inc.	964	29
MCG Capital Corp.	6,337	25
Meadowbrook Insurance Group, Inc.	1,996	21
Medical Properties Trust, Inc. (ö)	818	8
MFA Financial, Inc. (ö)	5,580	37
National Financial Partners Corp. (Æ)	587	8
National Health Investors, Inc. (ö)	777	34
Nelnet, Inc. Class A	465	11
New Mountain Finance Corp.	1,584	21
NewStar Financial, Inc. (Æ)	5,732	58
NorthStar Realty Finance Corp. (ö)	3,591	17
Ocwen Financial Corp. (Æ)	783	11
Omega Healthcare Investors, Inc. (ö)	798	15
Oriental Financial Group, Inc.	1,732	21
PennantPark Investment Corp.	3,617	36
Post Properties, Inc. (ö)	1,311	57
Resource Capital Corp. (ö)	1,261	7
Retail Opportunity Investments Corp. (ö)	3,604	43
Signature Bank NY (Æ)	172	10

	Principal Amount ($) or Shares	Market Value $
Sovran Self Storage, Inc. (ö)	161	7
Strategic Hotels & Resorts, Inc. (Æ)(ö)	1,591	9
Sun Communities, Inc. (ö)	1,101	40
Susquehanna Bancshares, Inc.	770	6
TICC Capital Corp.	2,782	24
Trustmark Corp.	1,474	36
Two Harbors Investment Corp. (ö)	369	3
Virtus Investment Partners, Inc. (Æ)	1,606	123
Walter Investment Management Corp.	107	2
Webster Financial Corp.	941	19
Wintrust Financial Corp.	454	13
World Acceptance Corp. (Æ)	471	35
Wright Express Corp. (Æ)	64	3

		1,675

Health Care - 19.9%
Air Methods Corp. (Æ)	91	8
Akorn, Inc. (Æ)	1,062	12
Align Technology, Inc. (Æ)	127	3
Alkermes PLC (Æ)	351	6
Ariad Pharmaceuticals, Inc. (Æ)	7,871	96
AtriCure, Inc. (Æ)	393	4
Cantel Medical Corp.	745	21
Cardiovascular Systems, Inc. (Æ)	3,707	37
Computer Programs & Systems, Inc.	515	26
DexCom, Inc. (Æ)	254	2
Endologix, Inc. (Æ)	4,188	48
Ensign Group, Inc. (The)	7,189	177
Exact Sciences Corp. (Æ)	2,552	21
Exelixis, Inc. (Æ)	322	2
Healthspring, Inc. (Æ)	2,447	133
HeartWare International, Inc. (Æ)	885	61
Hi-Tech Pharmacal Co., Inc. (Æ)	1,576	61
HMS Holdings Corp. (Æ)	1,759	56
Idenix Pharmaceuticals, Inc. (Æ)	4,924	37
IPC The Hospitalist Co., Inc. (Æ)	74	3
ISTA Pharmaceuticals, Inc. (Æ)	882	6
Jazz Pharmaceuticals PLC (Æ)	3,814	147
MAKO Surgical Corp. (Æ)	1,766	45
Medivation, Inc. (Æ)	937	43
Merit Medical Systems, Inc. (Æ)	1,267	17
MWI Veterinary Supply, Inc. (Æ)	48	3
Navidea Biopharmaceuticals, Inc. (Æ)	2,358	6
NxStage Medical, Inc. (Æ)	3,370	60
Obagi Medical Products, Inc. (Æ)	1,017	10
Oncothyreon, Inc. (Æ)	2,811	21
Opko Health, Inc. (Æ)	1,319	6
OraSure Technologies, Inc. (Æ)	2,487	23
Pain Therapeutics, Inc. (Æ)	7,291	28
PDL BioPharma, Inc.	604	4
Pernix Therapeutics Holdings (Æ)	1,803	17
Pharmacyclics, Inc. (Æ)	3,223	48
Quality Systems, Inc.	1,100	41
Questcor Pharmaceuticals, Inc. (Æ)	2,861	119
Rockwell Medical Technologies, Inc. (Æ)	5,117	43
Salix Pharmaceuticals, Ltd. (Æ)	1,157	55
Sciclone Pharmaceuticals, Inc. (Æ)	5,824	25
Spectrum Pharmaceuticals, Inc. (Æ)	8,934	131

36	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Theravance, Inc. (Æ)	408	9
Transcend Services, Inc. (Æ)	169	4
Viropharma, Inc. (Æ)	1,866	51
WellCare Health Plans, Inc. (Æ)	601	32
ZIOPHARM Oncology, Inc. (Æ)	3,959	17
Zoll Medical Corp. (Æ)	77	5

		1,830

Materials and Processing - 6.6%
Acuity Brands, Inc.	409	22
Beacon Roofing Supply, Inc. (Æ)	1,259	25
Belden, Inc.	704	23
Boise, Inc.	4,925	35
Buckeye Technologies, Inc.	939	31
Clearwater Paper Corp. (Æ)	2,811	101
Compx International, Inc.	132	2
Globe Specialty Metals, Inc.	204	3
Hawkins, Inc.	743	27
Haynes International, Inc.	154	8
Hexcel Corp. (Æ)	1,402	34
Innospec, Inc. (Æ)	760	21
Interface, Inc. Class A	194	2
Interline Brands, Inc. (Æ)	2,772	43
KapStone Paper and Packaging Corp. (Æ)	1,491	23
Kraton Performance Polymers, Inc. (Æ)	27	1
LSB Industries, Inc. (Æ)	166	5
NewMarket Corp.	55	11
NL Industries, Inc.	446	6
PolyOne Corp.	4,895	58
Quaker Chemical Corp.	167	6
Quanex Building Products Corp.	407	6
Revett Minerals, Inc. (Æ)	1,516	7
Schweitzer-Mauduit International, Inc.	1,271	85
Trex Co., Inc. (Æ)	397	9
Unifi, Inc. (Æ)	2,031	15

		609

Producer Durables - 7.6%
Actuant Corp. Class A	253	6
Advisory Board Co. (The) (Æ)	138	10
Alamo Group, Inc.	778	21
Alaska Air Group, Inc. (Æ)	725	55
AT Cross Co. Class A (Æ)	854	10
Blount International, Inc. (Æ)	568	8
Briggs & Stratton Corp.	928	14
Bristow Group, Inc.	380	18
CAI International, Inc. (Æ)	380	6
Ceradyne, Inc. (Æ)	107	3
Chart Industries, Inc. (Æ)	665	36
Coleman Cable, Inc. (Æ)	2,177	19
Colfax Corp. (Æ)	162	5
CoStar Group, Inc. (Æ)	64	4
Cubic Corp.	580	25
Darling International, Inc. (Æ)	542	7
Douglas Dynamics, Inc.	472	7
Electronics for Imaging, Inc. (Æ)	362	5
EnPro Industries, Inc. (Æ)	772	25

	Principal Amount ($) or Shares	Market Value $
Global Power Equipment Group, Inc. (Æ)	303	7
Gorman-Rupp Co. (The)	363	10
Heritage-Crystal Clean, Inc. (Æ)	349	6
Hurco Cos., Inc. (Æ)	101	2
Huron Consulting Group, Inc. (Æ)	259	10
Insperity, Inc.	557	14
Kaman Corp. Class A	753	21
Kforce, Inc. (Æ)	2,154	27
Littelfuse, Inc.	78	3
LoopNet, Inc. (Æ)	2,678	49
MasTec, Inc. (Æ)	343	6
Measurement Specialties, Inc. (Æ)	180	5
Middleby Corp. (Æ)	203	19
Miller Industries, Inc.	1,154	18
Mistras Group, Inc. (Æ)	746	19
Odyssey Marine Exploration, Inc. (Æ)	2,482	7
Preformed Line Products Co.	96	6
Primoris Services Corp.	476	7
Quality Distribution, Inc. (Æ)	255	3
Sauer-Danfoss, Inc. (Æ)	915	33
Ship Finance International, Ltd.	625	6
Sun Hydraulics Corp.	99	2
SYKES Enterprises, Inc. (Æ)	248	4
Textainer Group Holdings, Ltd.	303	9
Titan International, Inc.	584	11
Trimas Corp. (Æ)	2,538	46
Twin Disc, Inc.	1,385	50
X-Rite, Inc. (Æ)	3,695	17

		701

Technology - 10.5%
3D Systems Corp. (Æ)	133	2
ACI Worldwide, Inc. (Æ)	93	3
ADTRAN, Inc.	76	2
Anixter International, Inc. (Æ)	62	4
Arris Group, Inc. (Æ)	3,599	39
Aruba Networks, Inc. (Æ)	810	15
AXT, Inc. (Æ)	746	3
Blue Coat Systems, Inc. (Æ)	755	19
Cavium, Inc. (Æ)	60	2
Ceva, Inc. (Æ)	327	10
Checkpoint Systems, Inc. (Æ)	457	5
CIBER, Inc. (Æ)	1,452	6
CommVault Systems, Inc. (Æ)	1,524	64
Computer Task Group, Inc. (Æ)	2,439	34
Comtech Telecommunications Corp.	128	4
Digital River, Inc. (Æ)	838	13
Ebix, Inc.	1,115	25
eMagin Corp. (Æ)	1,997	7
Entegris, Inc. (Æ)	219	2
Fabrinet (Æ)	2,298	31
FEI Co. (Æ)	102	4
Finisar Corp. (Æ)	2,423	41
GeoEye, Inc. (Æ)	337	7
II-VI, Inc. (Æ)	629	12
Insight Enterprises, Inc. (Æ)	1,934	30
InterDigital, Inc.	182	8
IntraLinks Holdings, Inc. (Æ)	222	1

Russell 2000 High Momentum ETF	37

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kenexa Corp. (Æ)	247	7
Lattice Semiconductor Corp. (Æ)	6,321	38
LeCroy Corp. (Æ)	797	7
LogMeIn, Inc. (Æ)	533	21
Magma Design Automation, Inc. (Æ)	2,687	19
MicroStrategy, Inc. Class A (Æ)	18	2
Netgear, Inc. (Æ)	64	2
Netlogic Microsystems, Inc. (Æ)	1,035	50
Netscout Systems, Inc. (Æ)	111	2
NetSuite, Inc. (Æ)	254	10
NIC, Inc.	400	5
NVE Corp. (Æ)	567	31
OpenTable, Inc. (Æ)	249	10
Opnet Technologies, Inc.	973	36
Parametric Technology Corp. (Æ)	1,033	19
PROS Holdings, Inc. (Æ)	272	4
QLIK Technologies, Inc. (Æ)	295	7
Quest Software, Inc. (Æ)	1,537	29
RealPage, Inc. (Æ)	144	4
Richardson Electronics, Ltd.	921	11
RightNow Technologies, Inc. (Æ)	1,002	43
Semtech Corp. (Æ)	382	9
SolarWinds, Inc. (Æ)	109	3
Sourcefire, Inc. (Æ)	1,330	43
Sycamore Networks, Inc. (Æ)	204	4
Synaptics, Inc. (Æ)	679	20
Synchronoss Technologies, Inc. (Æ)	496	15
Syntel, Inc.	423	20
Take-Two Interactive Software, Inc. (Æ)	225	3
TriQuint Semiconductor, Inc. (Æ)	794	4
Tyler Technologies, Inc. (Æ)	896	27
Veeco Instruments, Inc. (Æ)	21	—	±
Virtusa Corp. (Æ)	470	7
Web.com Group, Inc. (Æ)	2,153	25
Westell Technologies, Inc. Class A (Æ)	18,517	41

		971

Utilities - 4.4%
8x8, Inc. (Æ)	688	2
Atlantic Power Corp.	444	6
Central Vermont Public Service Corp.	5,033	177
Cogent Communications Group, Inc. (Æ)	722	12
El Paso Electric Co.	197	7
IDT Corp. Class B	2,354	22
Middlesex Water Co.	1,181	22
Neutral Tandem, Inc. (Æ)	343	4
NorthWestern Corp.	1,114	40
Pennichuck Corp.	1,089	31
PNM Resources, Inc.	3,607	66
Portland General Electric Co.	222	6
UIL Holdings Corp.	178	6

		401

Total Common Stocks (cost $9,124)		9,178

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Magnum Hunter Resources, Inc. (Æ)	430	—

Total Warrants & Rights (cost $—)		—

Total Investments - 99.7% (identified cost $9,124)		9,178

Other Assets and Liabilities, Net - 0.3%		28

Net Assets - 100.0%		9,206

See accompanying notes which are an integral part of this quarterly report.

38	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,654	$—	$—	$1,654
Consumer Staples	461	—	—	461
Energy	876	—	—	876
Financial Services	1,675	—	—	1,675
Health Care	1,830	—	—	1,830
Materials and Processing	609	—	—	609
Producer Durables	701	—	—	701
Technology	971	—	—	971
Utilities	401	—	—	401
Warrants & Rights	—	—	—	—

Total Investments	9,178	—	—	9,178

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Momentum ETF	39

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.5%
Australia - 0.6%
AGL Energy, Ltd.	542	8
Myer Holdings, Ltd.	1,323	3
Telstra Corp., Ltd.	2,704	9
Woolworths, Ltd.	430	11

		31

Austria - 0.9%
EVN AG	238	3
Oesterreichische Post AG	62	2
Telekom Austria AG - ADR	3,154	38
Verbund AG Class A	96	3

		46

Belgium - 1.6%
Anheuser-Busch InBev NV	1,027	63
Delhaize Group SA	81	5
Elia System Operator SA	135	5
UCB SA	72	3

		76

Bermuda - 0.8%
Cheung Kong Infrastructure Holdings, Ltd.	2,000	12
Chinese Estates Holdings, Ltd.	3,000	5
Dairy Farm International Holdings, Ltd.	900	8
Esprit Holdings, Ltd.	4,600	6
Kerry Properties, Ltd.	2,000	7
VTech Holdings, Ltd.	300	3

		41

Canada - 11.1%
Agrium, Inc.	88	6
Alimentation Couche Tard, Inc. Class B	241	8
Atco, Ltd.	232	14
BCE, Inc.	1,754	74
Bell Aliant, Inc.	895	25
Bombardier, Inc. Class A	36	—	±
Bombardier, Inc. Class B	1,392	6
Brookfield Asset Management, Inc. Class A	326	9
Brookfield Office Properties, Inc.	601	9
Canadian National Railway Co.	216	17
Canadian Pacific Railway, Ltd.	503	34
Canadian Utilities, Ltd. Class A	481	29
Emera, Inc.	229	7
Enbridge, Inc.	780	29
Encana Corp.	288	5
Fortis, Inc.	1,154	38
George Weston, Ltd.	81	5
Groupe Aeroplan, Inc.	180	2
IGM Financial, Inc.	149	6
Jean Coutu Group PJC, Inc. (The) Class A	834	10
Loblaw Cos., Ltd.	143	5
Magna International, Inc. Class A	19	1
Manitoba Telecom Services, Inc. - ADR	798	23
Metro, Inc. Class A	451	24

	Principal Amount ($) or Shares	Market Value $
Nexen, Inc.	188	3
Open Text Corp. (Æ)	160	8
Potash Corp. of Saskatchewan, Inc.	130	5
Research In Motion, Ltd. (Æ)	183	3
Rogers Communications, Inc. Class B	720	28
Saputo, Inc. - ADR	359	14
Sears Canada, Inc. (Æ)	120	1
Shaw Communications, Inc. Class B	334	7
Shoppers Drug Mart Corp.	1	—	±
TELUS Corp.	328	19
TELUS Corp. Class A	458	25
Tim Hortons, Inc.	104	5
TransAlta Corp.	499	10
TransCanada Corp.	287	13
Valeant Pharmaceuticals International, Inc. (Æ)	202	9
Viterra, Inc.	50	1

		537

Denmark - 0.1%
Novo Nordisk A/S Class B	44	5

Finland - 0.7%
Elisa OYJ Class A	119	2
Fortum OYJ	127	3
Kesko OYJ Class A	59	2
Kesko OYJ Class B	356	13
Nokia OYJ	650	3
Orion OYJ Class B	359	7
Orion OYJ (Æ)	266	5

		35

France - 3.0%
Carrefour SA	298	7
Casino Guichard Perrachon SA (Æ)	116	10
Cie Generale d’Optique Essilor International SA	146	10
Danone	83	5
France Telecom SA - ADR	2,297	37
Iliad SA	12	1
Ipsen SA	139	4
L’Oreal SA	152	16
Pernod-Ricard SA	110	10
Safran SA	174	5
Sanofi - ADR	419	32
Suez Environnement Co.	284	3
Vivendi SA - ADR	176	4

		144

Germany - 5.4%
Bayer AG	387	25
Beiersdorf AG (Æ)	23	1
Celesio AG	4	—	±
Continental AG (Æ)	54	3
Daimler AG	158	7
Deutsche Telekom AG	2,535	28
E.ON AG	33	1

40	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

EnBW Energie Baden-Wuerttemberg AG	10	1
Fresenius Medical Care AG & Co. KGaA	393	27
Fresenius SE & Co. KGaA	124	12
Henkel AG & Co. KGaA	665	31
Linde AG	61	9
Merck KGaA	108	11
Metro AG	180	7
MTU Aero Engines Holding AG	107	7
MVV Energie AG	107	3
Rhoen Klinikum AG	526	10
RWE AG	330	12
SAP AG - ADR	544	29
Stada Arzneimittel AG	9	—	±
TUI AG (Æ)	1,850	12
United Internet AG	659	12
Volkswagen AG	56	8
Wincor Nixdorf AG	77	3

		259

Hong Kong - 6.7%
AIA Group, Ltd.	800	2
Bank of East Asia, Ltd.	2,800	11
Cathay Pacific Airways, Ltd.	1,000	2
Cheung Kong Holdings, Ltd.	3,000	36
CLP Holdings, Ltd.	4,500	38
Genting Hong Kong, Ltd. (Æ)	14,000	4
Hang Lung Group, Ltd.	1,000	5
Hang Lung Properties, Ltd. - ADR	5,000	14
Hang Seng Bank, Ltd.	700	8
Henderson Land Development Co., Ltd.	3,000	15
Hong Kong & China Gas Co., Ltd.	17,000	39
Hong Kong Exchanges and Clearing, Ltd.	500	8
Hysan Development Co., Ltd.	5,000	16
MGM China Holdings, Ltd. (Æ)	400	1
MTR Corp.	3,000	10
New World Development Co., Ltd.	4,000	3
PCCW, Ltd.	24,000	8
Power Assets Holdings, Ltd.	4,000	30
Sino Land Co., Ltd.	10,000	14
SJM Holdings, Ltd.	1,000	2
Sun Hung Kai Properties, Ltd.	3,000	38
Swire Pacific, Ltd. Class A	500	6
Wing Hang Bank, Ltd.	1,500	12

		322

Ireland - 0.3%
Elan Corp. PLC (Æ)	216	3
Kerry Group PLC Class A	365	13

		16

Israel - 0.8%
Teva Pharmaceutical Industries, Ltd.	920	37

Japan - 27.4%
Aeon Co., Ltd.	1,300	18
Aeon Credit Service Co., Ltd.	2,500	40
Aisin Seiki Co., Ltd.	100	3

	Principal Amount ($) or Shares	Market Value $
Ajinomoto Co., Inc.	1,000	12
Asahi Group Holdings, Ltd.	400	9
Astellas Pharma, Inc.	700	28
Bridgestone Corp.	400	9
Canon, Inc.	1,400	62
Casio Computer Co., Ltd.	900	5
Chubu Electric Power Co., Inc.	900	17
Chugai Pharmaceutical Co., Ltd.	300	5
Chugoku Electric Power Co., Inc. (The)	1,200	21
Citizen Holdings Co., Ltd.	2,200	13
Credit Saison Co., Ltd.	1,500	30
Daiichi Sankyo Co., Ltd.	1,100	22
Dena Co., Ltd.	100	3
Denso Corp.	300	8
Eisai Co., Ltd.	700	29
Electric Power Development Co., Ltd.	100	3
FamilyMart Co., Ltd.	500	20
Fast Retailing Co., Ltd.	100	18
FUJIFILM Holdings Corp.	1,000	24
Fujitsu, Ltd.	3,000	16
Hirose Electric Co., Ltd.	100	9
Hitachi High-Technologies Corp.	100	2
Hitachi, Ltd.	4,000	21
Hokkaido Electric Power Co., Inc.	800	11
Hokuriku Electric Power Co.	500	9
Hoya Corp.	500	11
Ibiden Co., Ltd.	500	10
Japan Tobacco, Inc.	7	33
Kansai Electric Power Co., Inc. (The)	1,100	17
Kao Corp.	500	14
Kirin Holdings Co., Ltd.	1,000	12
Kyocera Corp.	100	8
Kyowa Hakko Kirin Co., Ltd.	1,000	12
Kyushu Electric Power Co., Inc.	1,000	14
Lawson, Inc.	100	6
McDonald’s Holdings Co. Japan, Ltd.	400	11
Mitsubishi Estate Co., Ltd.	1,000	15
Mitsubishi Motors Corp. (Æ)	2,000	2
Mitsubishi UFJ Financial Group, Inc.	6,700	28
Mizuho Financial Group, Inc.	11,400	15
Murata Manufacturing Co., Ltd.	300	15
NEC Corp.	2,000	4
Nintendo Co., Ltd.	100	14
Nippon Meat Packers, Inc.	1,000	12
Nippon Telegraph & Telephone Corp.	1,200	61
Nissan Motor Co., Ltd.	1,500	13
Nisshin Seifun Group, Inc.	500	6
Nissin Foods Holdings Co., Ltd.	200	8
NOK Corp.	100	2
Nomura Research Institute, Ltd.	200	5
NTT DoCoMo, Inc.	20	37
Omron Corp.	200	4
Oracle Corp. Japan	400	13
Osaka Gas Co., Ltd.	4,000	16
Otsuka Holdings Co., Ltd.	200	6
Panasonic Corp.	100	1
Santen Pharmaceutical Co., Ltd.	100	4
Secom Co., Ltd.	200	9

Russell Developed ex-U.S. Low Beta ETF	41

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Seiko Epson Corp.	400	5
Seven & I Holdings Co., Ltd.	1,000	28
Shikoku Electric Power Co., Inc.	500	14
Shin-Etsu Chemical Co., Ltd.	200	10
Shionogi & Co., Ltd.	1,300	17
Softbank Corp.	1,200	35
Stanley Electric Co., Ltd.	600	9
Sumitomo Mitsui Financial Group, Inc.	700	20
Suzuken Co., Ltd.	100	3
Suzuki Motor Corp.	400	8
Sysmex Corp.	100	3
Takeda Pharmaceutical Co., Ltd.	1,700	75
TDK Corp.	300	13
Terumo Corp.	300	14
Toho Gas Co., Ltd.	1,000	6
Tokyo Gas Co., Ltd.	5,000	23
Toshiba Corp.	3,000	12
Toyoda Gosei Co., Ltd.	200	3
Toyota Industries Corp.	100	3
Toyota Motor Corp.	2,400	80
Trend Micro, Inc.	400	12
Unicharm Corp.	100	5
USS Co., Ltd.	70	6
Yahoo! Japan Corp.	39	13
Yaskawa Electric Corp.	1,000	9

		1,331

Jersey - 0.1%
Charter International PLC Class A	333	5

Luxembourg - 0.2%
L’Occitane International SA	2,500	5
Reinet Investments SCA (Æ)	220	4

		9

Netherlands - 3.9%
ASML Holding NV Class G	278	12
European Aeronautic Defence and Space Co. NV	378	12
Heineken Holding NV	207	8
Heineken NV	296	14
Koninklijke Ahold NV	2,217	30
Koninklijke KPN NV	3,393	41
Nutreco NV	66	4
Unilever NV	1,933	67

		188

New Zealand - 0.7%
Contact Energy, Ltd. (Æ)	5,727	24
Telecom Corp. of New Zealand, Ltd.	5,075	8

		32

Singapore - 2.7%
CapitaLand, Ltd.	4,000	7
CapitaMalls Asia, Ltd.	5,000	4
City Developments, Ltd.	1,000	7

	Principal Amount ($) or Shares	Market Value $
Olam International, Ltd.	5,000	8
Singapore Press Holdings, Ltd.	6,000	17
Singapore Technologies Engineering, Ltd.	5,000	10
Singapore Telecommunications, Ltd.	23,000	55
StarHub, Ltd.	8,000	18
Wilmar International, Ltd.	1,000	4

		130

Spain - 0.1%
International Consolidated Airlines Group SA (Æ)	1,400	3

Switzerland - 16.6%
Actelion, Ltd. (Æ)	1,096	38
Adecco SA (Æ)	176	7
Alpiq Holding AG	118	21
Aryzta AG	403	20
Bank Sarasin & Cie AG	183	5
Barry Callebaut AG (Æ)	14	14
Basler Kantonalbank	73	10
Berner Kantonalbank AG	20	5
BKW SA (Æ)	275	11
Cie Financiere Richemont SA	346	18
Clariant AG (Æ)	922	9
Dufry AG (Æ)	26	2
EFG International AG (Æ)	455	3
Galenica AG	41	24
Lindt & Spruengli AG	16	48
Logitech International SA (Æ)	1,172	9
Lonza Group AG (Æ)	299	18
Nestle SA	1,679	97
Nobel Biocare Holding AG (Æ)	1,847	22
Novartis AG	1,684	97
Panalpina Welttransport Holding AG (Æ)	10	1
Roche Holding AG	886	153
SGS SA	5	8
Sonova Holding AG (Æ)	82	9
Straumann Holding AG	197	34
Sulzer AG	5	1
Swatch Group AG (The)	158	11
Swatch Group AG (The) Class B	28	11
Swiss Prime Site AG Class A (Æ)	191	14
Swisscom AG	176	67
Syngenta AG	41	12
UBS AG (Æ)	269	3

		802

United Kingdom - 14.6%
AstraZeneca PLC - ADR	1,919	89
British American Tobacco PLC	2,043	98
Centrica PLC	3,847	17
Daily Mail & General Trust PLC Class A	121	1
Diageo PLC	885	19
GlaxoSmithKline PLC - ADR	4,199	96
Home Retail Group PLC	319	—	±
Homeserve PLC	350	2
Imperial Tobacco Group PLC	1,355	51

42	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Inmarsat PLC	600	4
Meggitt PLC	1,891	10
National Grid PLC	1,891	18
Next PLC	31	1
Pennon Group PLC	1,278	14
Provident Financial PLC	791	12
Reckitt Benckiser Group PLC	534	26
Rolls-Royce Holdings PLC(Æ)(Þ)	1,901	22
SABMiller PLC - ADR	21	1
Scottish & Southern Energy PLC	695	14
Severn Trent PLC Class H	1,366	32
Shire PLC - ADR (Æ)	614	21
Smith & Nephew PLC	238	2
Tate & Lyle PLC	924	10
Tesco PLC	965	6
Unilever PLC	451	15
United Utilities Group PLC	2,628	25
Vodafone Group PLC - ADR (Æ)	34,962	98

		704

United States - 0.2%
Samsonite International SA (Æ)	7,800	12

Total Common Stocks (cost $4,780)		4,765

Preferred Stocks - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	57	3
Henkel AG & Co. KGaA	553	32
Volkswagen AG	52	8

		43

Total Preferred Stocks (cost $45)		43

Total Investments - 99.4% (identified cost $4,825)		4,808

Other Assets and Liabilities, Net - 0.6%		29

Net Assets - 100.0%		4,837

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. Low Beta ETF	43

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	65	CHF	60	01/05/12	—
UBS AG	USD	6	EUR	5	01/03/12	—
UBS AG	USD	1	EUR	1	01/04/12	—
UBS AG	USD	2	GBP	1	01/05/12	—
UBS AG	USD	37	HKD	284	01/04/12	—
UBS AG	AUD	3	USD	3	01/05/12	—
UBS AG	CAD	34	USD	34	01/05/12	—
UBS AG	JPY	6,579	USD	86	01/06/12	—
UBS AG	NZD	2	USD	2	01/06/12	—
UBS AG	SGD	1	USD	1	01/05/12	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

See accompanying notes which are an integral part of this quarterly report.

44	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1		Level 2	Level 3	Total

Common Stocks
Australia	$31		$—	$—	$31
Austria	46		—	—	46
Belgium	76		—	—	76
Bermuda	41		—	—	41
Canada	537		—	—	537
Denmark	5		—	—	5
Finland	35		—	—	35
France	144		—	—	144
Germany	259		—	—	259
Hong Kong	322		—	—	322
Ireland	16		—	—	16
Israel	37		—	—	37
Japan	1,331		—	—	1,331
Jersey	5		—	—	5
Luxembourg	9		—	—	9
Netherlands	188		—	—	188
New Zealand	32		—	—	32
Singapore	130		—	—	130
Spain	3		—	—	3
Switzerland	802		—	—	802
United Kingdom	704		—	—	704
United States	12		—	—	12
Preferred Stocks	43		—	—	43

Total Investments	4,808		—	—	4,808

Other Financial Instruments
Foreign Currency Exchange Contracts	—	±	—	—	—	±

Total Other Financial Instruments*	$—	±	$—	$—	$—	±

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. Low Beta ETF	45

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Australia - 7.3%
AGL Energy, Ltd.	161	2
Amcor, Ltd. (Æ)	636	5
ASX, Ltd. - ADR	197	6
Australia & New Zealand Banking Group, Ltd. - ADR	1,586	33
BHP Billiton, Ltd. - ADR	330	12
CFS Retail Property Trust (ö)	3,581	6
Coca-Cola Amatil, Ltd.	119	1
Commonwealth Bank of Australia - ADR	1,757	90
CSL, Ltd.	676	22
Dexus Property Group (ö)	4,918	4
GPT Group (ö)	1,467	5
Insurance Australia Group, Ltd.	462	1
Metcash, Ltd.	1,847	8
National Australia Bank, Ltd. - ADR	479	11
Orica, Ltd.	127	3
Origin Energy, Ltd.	236	3
Qantas Airways, Ltd. (Æ)	3	—	±
Rio Tinto, Ltd. - ADR	96	6
TABCORP Holdings, Ltd.	1,501	4
Telstra Corp., Ltd.	7,412	25
Toll Holdings, Ltd.	334	1
Wesfarmers, Ltd.	580	18
Westfield Group (ö)	2,168	17
Westfield Retail Trust (ö)	2,429	6
Westpac Banking Corp.	617	13
Woolworths, Ltd.	2,068	54

		356

Austria - 0.0%
Oberbank AG	16	1

Belgium - 1.6%
Anheuser-Busch InBev NV	972	61
Belgacom SA	174	5
Colruyt SA	101	4
Delhaize Group SA	59	3
Groupe Bruxelles Lambert SA	21	1
Mobistar SA	63	3

		77

Canada - 13.3%
Agrium, Inc.	33	2
Atco, Ltd.	16	1
Bank of Montreal	694	38
Bank of Nova Scotia	921	46
BCE, Inc.	989	41
Bell Aliant, Inc.	684	19
Canadian Imperial Bank of Commerce	581	42
Canadian National Railway Co.	302	24
Canadian Natural Resources, Ltd.	22	1
Canadian Pacific Railway, Ltd.	28	2
Canadian Utilities, Ltd. Class A	132	8
Crescent Point Energy Corp.	192	8
Empire Co., Ltd. Class A	92	5

	Principal Amount ($) or Shares	Market Value $
Enbridge, Inc.	1,296	48
Enerplus Corp.	115	3
George Weston, Ltd.	99	7
Great-West Lifeco, Inc.	324	6
Husky Energy, Inc.	93	2
Imperial Oil, Ltd.	222	10
Industrial Alliance Insurance & Financial Services, Inc. (Þ)	89	2
Intact Financial Corp.	65	4
Loblaw Cos., Ltd.	145	5
Magna International, Inc. Class A	189	6
Manitoba Telecom Services, Inc. - ADR	266	8
Manulife Financial Corp.	658	7
Metro, Inc. Class A	527	28
National Bank of Canada	108	8
Potash Corp. of Saskatchewan, Inc.	116	5
Research In Motion, Ltd. (Æ)	53	1
Rogers Communications, Inc. Class B	405	16
Royal Bank of Canada - GDR	1,473	76
Saputo, Inc. - ADR	378	14
Shaw Communications, Inc. Class B	157	3
Shoppers Drug Mart Corp.	383	15
Sun Life Financial, Inc.	225	4
Suncor Energy, Inc.	74	2
TELUS Corp.	229	13
TELUS Corp. Class A	18	1
Toronto-Dominion Bank (The)	1,009	77
TransCanada Corp.	1,012	44
Valeant Pharmaceuticals International, Inc. (Æ)	21	1

		653

Denmark - 1.1%
Coloplast A/S Class B	8	1
FLSmidth & Co. A/S	18	1
Novo Nordisk A/S Class B	426	49
TDC A/S	197	2

		53

Finland - 0.2%
Fortum OYJ	182	4
Orion OYJ Class B	161	3
Orion OYJ (Æ)	153	3

		10

France - 7.0%
Air Liquide SA Class A	164	20
BioMerieux	37	3
Casino Guichard Perrachon SA (Æ)	60	5
Cie Generale d’Optique Essilor International SA	352	25
Danone	663	42
France Telecom SA - ADR	2,858	45
Iliad SA	5	1
L’Oreal SA	308	32
LVMH Moet Hennessy Louis Vuitton SA - ADR	4	1

46	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pernod-Ricard SA	152	14
PPR	3	—	±
Sanofi - ADR	1,032	76
Societe BIC SA	30	3
Societe Fonciere Lyonnaise SA (ö)	38	2
Suez Environnement Co.	195	2
Total SA	1,079	55
Unibail-Rodamco SE (ö)	35	6
Vivendi SA - ADR	470	10

		342

Germany - 2.6%
Adidas AG	33	2
BASF SE	193	14
Bayer AG	73	5
Beiersdorf AG (Æ)	269	15
Daimler AG	46	2
Deutsche Telekom AG	908	10
E.ON AG	24	1
Fresenius Medical Care AG & Co. KGaA	116	8
Henkel AG & Co. KGaA	204	10
K+S AG	7	—	±
Linde AG	52	8
Merck KGaA	182	17
Metro AG	42	2
MVV Energie AG	90	3
RWE AG	20	1
SAP AG - ADR	508	26
Siemens AG	18	2

		126

Hong Kong - 1.9%
Champion REIT (Æ)(ö)	5,000	2
CLP Holdings, Ltd.	2,000	17
Hang Seng Bank, Ltd.	200	2
Hong Kong & China Gas Co., Ltd.	9,000	20
Link REIT (The) (ö)	4,500	17
MTR Corp.	5,500	18
Power Assets Holdings, Ltd.	2,000	15

		91

Ireland - 0.1%
Kerry Group PLC Class A	116	4

Isle of Man - 0.1%
Genting Singapore PLC (Æ)	3,000	3

Israel - 1.0%
Cellcom Israel, Ltd.	48	1
Check Point Software Technologies, Ltd. (Æ)	98	5
Partner Communications Co., Ltd.	79	1
Teva Pharmaceutical Industries, Ltd.	1,069	43

		50

Italy - 0.1%
Snam Rete Gas SpA	1,055	5

	Principal Amount ($) or Shares	Market Value $
Japan - 18.0%
Aeon Co., Ltd.	600	8
Ajinomoto Co., Inc.	1,000	12
Asahi Group Holdings, Ltd.	600	13
Asahi Kasei Corp.	1,000	6
Astellas Pharma, Inc.	800	33
Canon, Inc.	1,200	53
Chubu Electric Power Co., Inc.	600	11
Chugai Pharmaceutical Co., Ltd.	500	8
Chugoku Electric Power Co., Inc. (The)	100	2
Coca-Cola West Co., Ltd.	200	3
Daiichi Sankyo Co., Ltd.	400	8
Daiwa House Industry Co., Ltd.	1,000	12
Dentsu, Inc.	100	3
East Japan Railway Co.	200	13
Eisai Co., Ltd.	1,000	41
FamilyMart Co., Ltd.	400	16
Hisamitsu Pharmaceutical Co., Inc.	100	4
Isuzu Motors, Ltd.	1,000	5
Kao Corp.	1,200	33
Kirin Holdings Co., Ltd.	2,000	24
Kyowa Hakko Kirin Co., Ltd.	1,000	12
Lawson, Inc.	700	44
McDonald’s Holdings Co. Japan, Ltd.	1,400	38
Medipal Holdings Corp.	100	1
MEIJI Holdings Co., Ltd.	100	4
Mitsubishi UFJ Financial Group, Inc.	400	2
Mizuho Financial Group, Inc.	11,200	15
Nagoya Railroad Co., Ltd.	1,000	3
Namco Bandai Holdings, Inc.	200	3
Nippon Telegraph & Telephone Corp.	600	31
Nisshin Seifun Group, Inc.	1,000	12
Nissin Foods Holdings Co., Ltd.	400	16
Nitori Holdings Co., Ltd.	50	5
NTT DoCoMo, Inc.	21	39
Odakyu Electric Railway Co., Ltd.	1,000	10
Ono Pharmaceutical Co., Ltd.	200	11
Oriental Land Co., Ltd.	100	11
Osaka Gas Co., Ltd.	4,000	16
Otsuka Holdings Co., Ltd.	600	17
Secom Co., Ltd.	300	14
Seven & I Holdings Co., Ltd.	900	25
Shin-Etsu Chemical Co., Ltd.	200	10
Shiseido Co., Ltd.	1,100	20
Sumitomo Mitsui Financial Group, Inc.	600	17
Suzuken Co., Ltd.	100	3
Sysmex Corp.	100	3
Takeda Pharmaceutical Co., Ltd.	1,300	56
Terumo Corp.	200	9
Tobu Railway Co., Ltd.	3,000	15
Toho Co., Ltd.	600	11
Tokyo Gas Co., Ltd.	4,000	18
Toyota Motor Corp.	600	20
Tsumura & Co.	600	18
Unicharm Corp.	300	15
USS Co., Ltd.	70	6
West Japan Railway Co.	200	9

Russell Developed ex-U.S. Low Volatility ETF	47

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Yakult Honsha Co., Ltd.	200	6
Yamato Holdings Co., Ltd.	400	7

		880

Jersey - 0.4%
Experian PLC	1,193	16
United Business Media, Ltd.	329	2
WPP PLC	252	3

		21

Netherlands - 3.8%
Akzo Nobel NV	167	8
Heineken Holding NV	155	6
Heineken NV	294	14
Koninklijke Ahold NV	1,637	22
Koninklijke DSM NV	63	3
Koninklijke KPN NV	2,921	35
Nutreco NV	12	1
Reed Elsevier NV (Æ)	75	1
Unilever NV	2,468	85
Wereldhave NV (ö)	28	2
Wolters Kluwer NV	447	8

		185

New Zealand - 0.0%
Fletcher Building, Ltd.	344	2

Norway - 0.1%
Orkla ASA	270	2
Statoil ASA	126	3

		5

Singapore - 0.7%
Ascendas Real Estate Investment Trust (Æ)(ö)	8,000	11
Oversea-Chinese Banking Corp., Ltd.	1,000	6
Singapore Technologies Engineering, Ltd.	1,000	2
Singapore Telecommunications, Ltd.	1,000	2
United Overseas Bank, Ltd.	1,000	13

		34

Spain - 0.8%
Enagas SA	161	3
Iberdrola SA	1,051	7
Red Electrica Corp. SA	217	9
Telefonica SA - ADR	1,197	21

		40

Sweden - 0.4%
Hennes & Mauritz AB Class B	376	13
Svenska Cellulosa AB Class A	30	—	±
Svenska Cellulosa AB Class B	29	—	±
Swedish Match AB	65	2
TeliaSonera AB	658	5

		20

	Principal Amount ($) or Shares	Market Value $
Switzerland - 12.6%
ABB, Ltd. (Æ)	167	3
Actelion, Ltd. (Æ)	189	7
Adecco SA (Æ)	9	—	±
Aryzta AG	58	3
Banque Cantonale Vaudoise	4	2
Basler Kantonalbank	246	35
Berner Kantonalbank AG	70	19
Cie Financiere Richemont SA	96	5
Clariant AG (Æ)	85	1
EMS-Chemie Holding AG	37	6
Galenica AG	6	4
Geberit AG (Æ)	60	12
Givaudan SA (Æ)	5	5
Graubuendner Kantonalbank	9	11
Kuehne & Nagel International AG	11	1
Lonza Group AG (Æ)	64	4
Luzerner Kantonalbank AG (Æ)	23	8
Nestle SA	1,703	98
Nobel Biocare Holding AG (Æ)	297	3
Novartis AG	1,710	98
Roche Holding AG	1,039	181
SGS SA	8	13
Sonova Holding AG (Æ)	102	11
Swiss Prime Site AG Class A (Æ)	137	10
Swisscom AG	130	49
Syngenta AG	69	20
Valiant Holding	62	8

		617

United Kingdom - 26.7%
AMEC PLC - GDR	315	4
Associated British Foods PLC	1,529	26
AstraZeneca PLC - ADR	1,975	91
BÆ Systems PLC	562	2
BG Group PLC	552	12
BP PLC	414	3
British American Tobacco PLC	2,073	98
British Land Co. PLC (ö)	119	1
British Sky Broadcasting Group PLC	1,814	21
BT Group PLC	1,765	5
Bunzl PLC	314	4
Cable & Wireless Communications PLC	6,828	4
Capita Group PLC (The)	412	4
Capital Shopping Centres Group PLC Class H (ö)	157	1
Centrica PLC	4,037	18
Cobham PLC	762	2
Compass Group PLC	2,290	22
Diageo PLC	2,588	57
G4S PLC	2,176	9
GlaxoSmithKline PLC - ADR	4,261	97
HSBC Holdings PLC	10,776	82
Imperial Tobacco Group PLC	1,016	38
Inchcape PLC	67	—	±
Inmarsat PLC	309	2
Intercontinental Hotels Group PLC	250	4

48	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

J Sainsbury PLC	2,684	13
John Wood Group PLC	38	—	±
Marks & Spencer Group PLC	183	1
National Grid PLC	4,017	39
Next PLC	91	4
Pearson PLC	1,740	33
Reckitt Benckiser Group PLC	793	39
Reed Elsevier PLC	1,401	11
Rexam PLC	535	3
Royal Dutch Shell PLC Class A	2,659	97
Royal Dutch Shell PLC Class B	2,557	98
RSA Insurance Group PLC	507	1
SABMiller PLC - ADR	395	14
Scottish & Southern Energy PLC	1,767	35
Serco Group PLC	591	4
Severn Trent PLC Class H	599	14
Shire PLC - ADR (Æ)	493	17
Smith & Nephew PLC	782	8
Smiths Group PLC	278	4
Tate & Lyle PLC	523	6
Tesco PLC	8,944	56
Unilever PLC	1,667	56
United Utilities Group PLC	1,810	17
Vodafone Group PLC - ADR (Æ)	35,479	100
Whitbread PLC	353	9
William Hill PLC	159	1
WM Morrison Supermarkets PLC	4,887	25

		1,312

Total Common Stocks (cost $4,859)		4,887

Preferred Stocks - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA	258	15
RWE AG	22	1

		16

Total Preferred Stocks (cost $16)		16

Total Investments - 100.1% (identified cost $4,875)		4,903

Other Assets and Liabilities, Net - (0.1%)		(6)

Net Assets - 100.0%		4,897

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. Low Volatility ETF	49

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	49	CHF	46	01/05/12	—
UBS AG	USD	23	DKK	133	01/04/12	—
UBS AG	USD	7	EUR	5	01/03/12	—
UBS AG	USD	68	EUR	53	01/04/12	—
UBS AG	USD	47	GBP	30	01/05/12	—
UBS AG	USD	10	SEK	70	01/04/12	—
UBS AG	AUD	24	USD	25	01/05/12	—
UBS AG	CAD	5	USD	5	01/05/12	—
UBS AG	HKD	77	USD	10	01/04/12	—
UBS AG	JPY	8,489	USD	110	01/06/12	—
UBS AG	SGD	41	USD	31	01/05/12	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

See accompanying notes which are an integral part of this quarterly report.

50	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1		Level 2	Level 3	Total

Common Stocks
Australia	$356		$—	$—	$356
Austria	1		—	—	1
Belgium	77		—	—	77
Canada	653		—	—	653
Denmark	53		—	—	53
Finland	10		—	—	10
France	342		—	—	342
Germany	126		—	—	126
Hong Kong	91		—	—	91
Ireland	4		—	—	4
Isle of Man	3		—	—	3
Israel	50		—	—	50
Italy	5		—	—	5
Japan	880		—	—	880
Jersey	21		—	—	21
Netherlands	185		—	—	185
New Zealand	2		—	—	2
Norway	5		—	—	5
Singapore	34		—	—	34
Spain	40		—	—	40
Sweden	20		—	—	20
Switzerland	617		—	—	617
United Kingdom	1,312		—	—	1,312
Preferred Stocks	16		—	—	16

Total Investments	4,903		—	—	4,903

Other Financial Instruments
Foreign Currency Exchange Contracts	—	±	—	—	—	±

Total Other Financial Instruments*	$—	±	$—	$—	$—	±

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. Low Volatility ETF	51

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.1%
Australia - 6.9%
AGL Energy, Ltd.	562	8
ASX, Ltd. - ADR	205	6
Australia & New Zealand Banking Group, Ltd. - ADR	1,095	23
Bendigo and Adelaide Bank, Ltd.	436	4
BHP Billiton, Ltd. - ADR	788	28
CFS Retail Property Trust (ö)	2,320	4
Coca-Cola Amatil, Ltd.	929	11
Commonwealth Bank of Australia - ADR	721	36
CSL, Ltd.	483	16
GPT Group (ö)	5,455	17
Iluka Resources, Ltd.	1,610	26
Mirvac Group Class REIT (ö)	874	1
National Australia Bank, Ltd. - ADR	75	2
New Hope Corp., Ltd.	1,055	6
Origin Energy, Ltd.	1,063	15
QR National, Ltd.	3,426	12
Tatts Group, Ltd.	3,492	9
Telstra Corp., Ltd.	13,570	45
Treasury Wine Estates, Ltd.	1,547	6
Washington H. Soul Pattinson (Æ)	326	5
Wesfarmers, Ltd.	853	26
Westfield Group (ö)	261	2
Westpac Banking Corp.	160	3
Woodside Petroleum, Ltd.	125	4
Woolworths, Ltd.	685	18

		333

Austria - 0.0%
Oberbank AG	20	1

Belgium - 0.6%
Anheuser-Busch InBev NV	216	14
Colruyt SA	65	2
Delhaize Group SA	44	2
D’ieteren SA	253	11
Mobistar SA	35	2

		31

Bermuda - 1.0%
Dairy Farm International Holdings, Ltd.	900	8
First Pacific Co., Ltd.	20,000	21
Jardine Matheson Holdings, Ltd.	400	19

		48

Canada - 16.5%
ARC Resources, Ltd.	276	7
Atco, Ltd.	10	1
Bank of Montreal	386	21
Bank of Nova Scotia	730	36
Barrick Gold Corp.	267	12
Baytex Energy Corp.	1,219	68
BCE, Inc.	1,960	81
Bell Aliant, Inc.	1,337	38

	Principal Amount ($) or Shares	Market Value $
Canadian Imperial Bank of Commerce	92	7
Canadian National Railway Co.	153	12
Canadian Natural Resources, Ltd.	375	14
Canadian Utilities, Ltd. Class A	127	8
Centerra Gold, Inc.	238	4
CGI Group, Inc. Class A (Æ)	558	11
Crescent Point Energy Corp.	314	14
Empire Co., Ltd. Class A	211	12
Encana Corp.	136	3
Fairfax Financial Holdings, Ltd.	31	13
Genworth MI Canada, Inc.	324	7
Goldcorp, Inc.	248	11
H&R Real Estate Investment Trust (ö)	1,089	25
IGM Financial, Inc.	92	4
Jean Coutu Group PJC, Inc. (The) Class A	5,447	68
Keyera Corp.	453	22
Manitoba Telecom Services, Inc. - ADR	236	7
National Bank of Canada	335	24
New Gold, Inc. (Æ)	1,632	16
Penn West Petroleum, Ltd.	442	9
Potash Corp. of Saskatchewan, Inc.	217	9
Power Corp. of Canada	81	2
Precision Drilling Corp. (Æ)	619	6
Royal Bank of Canada - GDR	1,125	57
Suncor Energy, Inc.	728	21
TELUS Corp. Class A	458	25
TELUS Corp.	350	20
Tim Hortons, Inc.	39	2
Toronto-Dominion Bank (The)	475	36
Tourmaline Oil Corp. (Æ)	78	2
TransCanada Corp.	99	4
Trilogy Energy Corp.	868	32
Valeant Pharmaceuticals International, Inc. (Æ)	598	28

		799

Cayman Islands - 0.3%
Wynn Macau, Ltd.	5,600	14

Denmark - 2.3%
Carlsberg A/S Class A	30	2
Carlsberg A/S Class B	155	11
Coloplast A/S Class B	120	17
Novo Nordisk A/S Class B	669	77
Novozymes A/S Class B	60	2

		109

Finland - 0.4%
Fortum OYJ	308	7
Kone OYJ Class B	26	1
Sampo OYJ Class A	365	9

		17

France - 5.8%
Air Liquide SA Class A	106	13
Christian Dior SA	46	5

52	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cie Generale d’Optique Essilor International SA	82	6
Danone	357	23
France Telecom SA - ADR	2,328	37
GDF Suez	135	4
Hermes International	123	37
L’Oreal SA	71	7
LVMH Moet Hennessy Louis Vuitton SA - ADR	129	18
Pernod-Ricard SA	144	13
Sanofi - ADR	664	49
SCOR SE - ADR	118	3
Sodexo	81	6
Total SA	879	45
Unibail-Rodamco SE (ö)	19	3
Vivendi SA - ADR	140	3
Zodiac Aerospace	114	10

		282

Germany - 3.5%
Bayer AG	203	13
Bayerische Motoren Werke AG	121	8
Deutsche Telekom AG	1,757	20
E.ON AG	255	6
Fresenius Medical Care AG & Co. KGaA	218	15
Fresenius SE & Co. KGaA	92	9
Henkel AG & Co. KGaA	320	16
Hugo Boss AG	108	8
Infineon Technologies AG - ADR	839	6
MTU Aero Engines Holding AG	74	5
Muenchener Rueckversicherungs AG	64	8
Rational AG	33	7
SAP AG - ADR	302	16
Siemens AG	347	32

		169

Guernsey - 0.2%
Resolution, Ltd.	2,300	9

Hong Kong - 1.7%
Galaxy Entertainment Group, Ltd. (Æ)	6,000	11
Hang Lung Group, Ltd.	1,000	5
Hang Lung Properties, Ltd. - ADR	1,000	3
Hang Seng Bank, Ltd.	200	2
Hutchison Whampoa, Ltd.	2,000	17
Link REIT (The) (ö)	3,000	11
SJM Holdings, Ltd.	8,000	13
Sun Hung Kai Properties, Ltd.	1,000	13
Wharf Holdings, Ltd.	2,000	9

		84

Ireland - 0.6%
Elan Corp. PLC (Æ)	2,236	31

Israel - 0.4%
Check Point Software Technologies, Ltd. (Æ)	333	17

	Principal Amount ($) or Shares	Market Value $
Italy - 0.5%
ENI SpA - ADR	1,122	23
Lottomatica SpA (Æ)	130	2

		25

Japan - 13.8%
Acom Co., Ltd. (Æ)	530	9
Aozora Bank, Ltd.	2,000	6
Bridgestone Corp.	300	7
Coca-Cola West Co., Ltd.	100	2
Dainippon Sumitomo Pharma Co., Ltd.	1,300	15
Daito Trust Construction Co., Ltd.	100	9
Eisai Co., Ltd.	900	37
Gree, Inc.	700	24
Hamamatsu Photonics KK	100	4
Hisamitsu Pharmaceutical Co., Inc.	300	13
Hitachi, Ltd.	3,000	16
Japan Tobacco, Inc.	9	41
JX Holdings, Inc.	1,000	6
KDDI Corp.	5	32
Konami Corp.	200	6
Lawson, Inc.	400	25
McDonald’s Holdings Co. Japan, Ltd.	1,000	27
Mitsubishi Heavy Industries, Ltd.	1,000	4
Mitsubishi Tanabe Pharma Corp.	100	2
Mitsubishi UFJ Lease & Finance Co., Ltd.	60	2
Nippon Paper Group, Inc.	100	2
Nippon Telegraph & Telephone Corp.	500	26
Nissan Motor Co., Ltd.	300	3
Nissin Foods Holdings Co., Ltd.	100	4
Nitori Holdings Co., Ltd.	50	5
NTT DoCoMo, Inc.	15	28
OJI Paper Co., Ltd.	1,000	5
Ono Pharmaceutical Co., Ltd.	1,400	78
Otsuka Holdings Co., Ltd.	1,000	28
Rakuten, Inc.	20	22
Sanrio Co., Ltd.	700	36
Santen Pharmaceutical Co., Ltd.	300	12
Sega Sammy Holdings, Inc.	200	4
Seven & I Holdings Co., Ltd.	600	17
Shin-Etsu Chemical Co., Ltd.	300	15
Softbank Corp.	200	6
Taisho Pharmaceutical Holdings Co., Ltd.	100	8
Takeda Pharmaceutical Co., Ltd.	1,200	52
Tokyo Gas Co., Ltd.	2,000	9
TonenGeneral Sekiyu KK	1,000	11
Toray Industries, Inc.	1,000	7
Yamato Holdings Co., Ltd.	200	3

		668

Jersey - 0.5%
Experian PLC	1,022	13
Petrofac, Ltd.	215	5
Randgold Resources, Ltd.	19	2
Wolseley PLC	166	6

		26

Russell Developed ex-U.S. High Momentum ETF	53

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Luxembourg - 0.5%
RTL Group SA	222	22

Netherlands - 1.9%
ASML Holding NV Class G	282	12
European Aeronautic Defence and Space Co. NV	92	3
Gemalto NV	39	2
Koninklijke Ahold NV	824	11
Koninklijke Boskalis Westminster NV	95	4
Koninklijke DSM NV	65	3
Koninklijke KPN NV	1,135	14
Nutreco NV	32	2
Unilever NV	1,143	38

		89

Norway - 0.5%
Kongsberg Gruppen AS	590	11
Statoil ASA	426	11

		22

Singapore - 0.2%
Keppel Land, Ltd.	2,000	3
United Industrial Corp., Ltd.	2,000	5

		8

Spain - 3.2%
Acciona SA	169	15
ACS Actividades de Construccion y Servicios SA	7	—	±
Endesa SA - ADR	154	3
Gas Natural SDG SA	1,418	24
Iberdrola SA	914	6
Inditex SA	157	13
Mapfre SA	2,300	7
Repsol YPF SA - ADR	1,156	36
Telefonica SA - ADR	2,849	50

		154

Sweden - 1.0%
Assa Abloy AB Class B	108	3
Elekta AB Class B	5	—	±
Hennes & Mauritz AB Class B	731	23
Lundin Petroleum AB (Æ)	412	10
Svenska Handelsbanken AB Class A	30	1
Telefonaktiebolaget LM Ericsson Class B	548	6
Telefonaktiebolaget LM Ericsson Class A	461	5
TeliaSonera AB	341	2

		50

Switzerland - 7.2%
ABB, Ltd. (Æ)	503	10
Actelion, Ltd. (Æ)	65	2
Basler Kantonalbank	157	22
Berner Kantonalbank AG	24	6
Cie Financiere Richemont SA	184	9

	Principal Amount ($) or Shares	Market Value $
Graubuendner Kantonalbank	7	9
Nestle SA	1,686	98
Roche Holding AG	754	130
SGS SA	13	22
Swiss Re AG (Æ)	554	28
Syngenta AG	10	3
Zurich Financial Services AG (Æ)	44	10

		349

United Kingdom - 29.1%
Admiral Group PLC	65	1
Aggreko PLC	1,419	44
AMEC PLC - GDR	291	4
Amlin PLC	2,001	10
Anglo American PLC	947	35
ARM Holdings PLC	5,260	48
Associated British Foods PLC	535	9
AstraZeneca PLC - ADR	500	23
Aviva PLC	600	3
BAE Systems PLC	661	3
BG Group PLC	2,552	55
BHP Billiton PLC	1,208	35
BP PLC	7,530	54
British American Tobacco PLC	2,045	98
British Land Co. PLC (ö)	1,539	11
British Sky Broadcasting Group PLC	844	10
Burberry Group PLC	1,233	23
Compass Group PLC	3,163	30
Diageo PLC	1,297	28
Drax Group PLC	2,078	18
GlaxoSmithKline PLC - ADR	4,203	96
Hammerson PLC (ö)	342	2
HSBC Holdings PLC	5,345	41
IMI PLC - ADR	854	10
Imperial Tobacco Group PLC	1,022	39
Inchcape PLC	1,049	5
Investec PLC	434	2
J Sainsbury PLC	1,330	6
Johnson Matthey PLC	38	1
Kingfisher PLC	4,485	17
Land Securities Group PLC (ö)	715	7
Meggitt PLC	954	5
Mondi PLC	3,099	22
National Grid PLC	1,425	14
Next PLC	289	12
Pearson PLC	944	18
Provident Financial PLC	14	—	±
Prudential PLC	541	5
Reed Elsevier PLC	1,580	13
Rexam PLC	792	4
Rio Tinto PLC (Æ)	26	1
Rolls-Royce Holdings PLC (Æ)(Þ)	1,371	16
Royal Dutch Shell PLC Class A	2,623	96
Royal Dutch Shell PLC Class B	2,523	97
RSA Insurance Group PLC	5,346	9
SABMiller PLC - ADR	1,203	42
Sage Group PLC (The)	498	2

54	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Scottish & Southern Energy PLC	1,118	22
Shire PLC - ADR (Æ)	1,136	40
Smith & Nephew PLC	1,072	10
Standard Chartered PLC	1,038	23
Standard Life PLC	942	3
Tate & Lyle PLC	276	3
Tesco PLC	905	6
Travis Perkins PLC	864	11
TUI Travel PLC	348	1
Tullow Oil PLC	476	10
Unilever PLC	1,089	37
Vodafone Group PLC - ADR (Æ)	34,999	98
Weir Group PLC (The)	674	21

		1,409

United States - 0.5%
Lululemon Athletica, Inc.	519	24

Total Common Stocks (cost $4,798)		4,790

Preferred Stocks - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	357	21
Hugo Boss AG	11	1
Porsche Automobil Holding SE	87	5
Volkswagen AG	49	7

		34

Total Preferred Stocks (cost $36)		34

Total Investments - 99.8% (identified cost $4,834)		4,824

Other Assets and Liabilities, Net - 0.2%		12

Net Assets - 100.0%		4,836

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. High Momentum ETF	55

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	88	AUD	86	01/05/12	—
UBS AG	USD	3	CAD	3	01/05/12	—
UBS AG	USD	136	CHF	127	01/05/12	—
UBS AG	USD	1	GBP	1	01/05/12	—
UBS AG	USD	9	HKD	67	01/04/12	—
UBS AG	DKK	96	USD	17	01/04/12	—
UBS AG	EUR	65	USD	85	01/03/12	—
UBS AG	EUR	42	USD	54	01/04/12	—
UBS AG	EUR	2	USD	3	01/05/12	—
UBS AG	JPY	4,137	USD	54	01/06/12	—
UBS AG	NOK	18	USD	3	01/04/12	—
UBS AG	SEK	76	USD	11	01/04/12	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

See accompanying notes which are an integral part of this quarterly report.

56	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1		Level 2	Level 3	Total

Common Stocks
Australia	$333		$—	$—	$333
Austria	1		—	—	1
Belgium	31		—	—	31
Bermuda	48		—	—	48
Canada	799		—	—	799
Cayman Islands	14		—	—	14
Denmark	109		—	—	109
Finland	17		—	—	17
France	282		—	—	282
Germany	169		—	—	169
Guernsey	9		—	—	9
Hong Kong	84		—	—	84
Ireland	31		—	—	31
Israel	17		—	—	17
Italy	25		—	—	25
Japan	668		—	—	668
Jersey	26		—	—	26
Luxembourg	22		—	—	22
Netherlands	89		—	—	89
Norway	22		—	—	22
Singapore	8		—	—	8
Spain	154		—	—	154
Sweden	50		—	—	50
Switzerland	349		—	—	349
United Kingdom	1,409		—	—	1,409
United States	24		—	—	24
Preferred Stocks	34		—	—	34

Total Investments	4,824		—	—	4,824

Other Financial Instruments
Foreign Currency Exchange Contracts	—	±	—	—	—	±

Total Other Financial Instruments*	$—	±	$—	$—	$—	±

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. High Momentum ETF	57

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Schedules of Investments — December 31, 2011 (Unaudited)

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
±	Less than $500.

Abbreviations:

ADR - American Depositary Receipt

58	Notes to Schedules of Investments

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report — December 31, 2011 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 24 different investment portfolios that were in operation as of December 31, 2011. This Quarterly Report reports on 13 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the administration responsibility of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). An investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted (unadjusted) prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilties (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Quarterly Report	59

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report, continued — December 31, 2011 (Unaudited)

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict or other significant event.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts.

60	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report, continued — December 31, 2011 (Unaudited)

For the period ended December 31, 2011, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell Developed ex-U.S. Low Beta ETF	Trade settlement
Russell Developed ex-U.S. Low Volatility ETF	Trade settlement
Russell Developed ex-U.S. High Momentum ETF	Trade settlement

3.	Related Party Transactions

Russell Investment Management Company (“RIMCo”) advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

4.	Federal Income Taxes

At December 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF
Cost of Investments	$4,766,315	$9,175,630	$34,127,294	$4,561,992	$4,614,125

Unrealized Appreciation	234,121	164,827	521,200	133,764	133,710
Unrealized Depreciation	(150,259)	(802,884)	(397,567)	(453,667)	(117,916)

Net Unrealized Appreciation (Depreciation)	$83,862	$(638,057)	$123,633	$(319,903)	$15,794

	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF
Cost of Investments	$4,836,579	$4,389,631	$4,836,322	$4,744,398	$9,148,219

Unrealized Appreciation	330,117	229,580	432,745	161,587	440,290
Unrealized Depreciation	(442,638)	(598,175)	(583,287)	(1,071,720)	(410,544)

Net Unrealized Appreciation (Depreciation)	$(112,521)	$(368,595)	$(150,542)	$(910,133)	$29,746

	Russell Developed ex- U.S. Low Beta ETF	Russell Developed ex- U.S. Low Volatility ETF	Russell Developed ex- U.S. High Momentum ETF
Cost of Investments	$4,825,867	$4,875,493	$4,834,220

Unrealized Appreciation	118,082	120,263	134,319
Unrealized Depreciation	(136,422)	(92,524)	(144,507)

Net Unrealized Appreciation (Depreciation)	$(18,340)	$27,739	$(10,188)

5.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

Notes to Quarterly Report	61

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Shareholder Requests for Additional Information — December 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copes of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

62	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

XX-XX-XXX

2011 QUARTERLY REPORT

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

DECEMBER 31, 2011

FUND

Russell Aggressive Growth ETF

Russell Consistent Growth ETF

Russell Growth at a Reasonable Price ETF

Russell Contrarian ETF

Russell Equity Income ETF

Russell Low P/E ETF

Russell Small Cap Aggressive Growth ETF

Russell Small Cap Consistent Growth ETF

Russell Small Cap Low P/E ETF

Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 24 different investment portfolios referred to as Funds. This quarterly report reports on 10 of these Funds.

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Quarterly Report

December 31, 2011 (Unaudited)

Russell Exchange Traded Funds Trust

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc. (“ALPS”), member FINRA, not affiliated with Russell Investments.

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 16.9%
Abercrombie & Fitch Co. Class A	134	7
Advance Auto Parts, Inc.	129	9
Amazon.com, Inc. (Æ)	302	52
Bed Bath & Beyond, Inc. (Æ)	266	15
Big Lots, Inc. (Æ)	167	6
BorgWarner, Inc. (Æ)	147	9
CarMax, Inc. (Æ)	346	11
CBS Corp. Class B	708	19
Chipotle Mexican Grill, Inc. Class A (Æ)	38	13
Coach, Inc.	304	19
Costco Wholesale Corp.	389	32
Deckers Outdoor Corp. (Æ)	75	6
Dick’s Sporting Goods, Inc.	191	7
Discovery Communications, Inc. Class A (Æ)	326	13
Dollar Tree, Inc. (Æ)	149	12
Estee Lauder Cos., Inc. (The) Class A	130	15
Expedia, Inc.	153	4
Family Dollar Stores, Inc.	176	10
Fossil, Inc. (Æ)	88	7
Gap, Inc. (The)	553	10
Gentex Corp.	267	8
Interpublic Group of Cos., Inc. (The)	890	9
Jarden Corp.	208	6
Johnson Controls, Inc.	673	21
Kohl’s Corp.	310	15
Las Vegas Sands Corp.	411	18
Limited Brands, Inc.	314	13
LKQ Corp. (Æ)	286	9
Lowe’s Cos., Inc.	1,224	31
Netflix, Inc. (Æ)	73	5
Nike, Inc. Class B	325	31
Nordstrom, Inc.	215	11
NVR, Inc. (Æ)	11	8
Omnicom Group, Inc.	322	14
O’Reilly Automotive, Inc. (Æ)	168	13
Panera Bread Co. Class A (Æ)	58	8
PetSmart, Inc.	185	9
Polaris Industries, Inc.	132	7
priceline.com, Inc. (Æ)	47	22
PVH Corp.	115	8
Ralph Lauren Corp. Class A	81	11
Ross Stores, Inc.	288	14
Scripps Networks Interactive, Inc. Class A	170	7
Sirius XM Radio, Inc. (Æ)	5,490	10
Snap-on, Inc.	132	7
Starbucks Corp.	689	32
Starwood Hotels & Resorts Worldwide, Inc. (ö)	251	12
Target Corp.	616	32
Tempur-Pedic International, Inc. (Æ)	127	7
Tiffany & Co.	160	11
TJX Cos., Inc.	372	24
Tractor Supply Co.	121	8
TripAdvisor, Inc. (Æ)	153	4
Tupperware Brands Corp.	119	7

	Principal Amount ($) or Shares	Market Value $
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	95	6
Urban Outfitters, Inc. (Æ)	260	7
VF Corp.	100	13
Williams-Sonoma, Inc.	205	8

		762

Consumer Staples - 1.8%
Corn Products International, Inc.	158	8
Green Mountain Coffee Roasters, Inc. (Æ)	139	6
Herbalife, Ltd.	168	9
Kroger Co. (The)	653	16
Monster Beverage Corp. (Æ)	101	9
Ralcorp Holdings, Inc. (Æ)	90	8
Walgreen Co.	828	27

		83

Energy - 9.9%
Anadarko Petroleum Corp.	451	34
Baker Hughes, Inc.	421	20
Cameron International Corp. (Æ)	280	14
Cimarex Energy Co.	137	8
Concho Resources, Inc. (Æ)	135	13
Core Laboratories NV	80	9
EOG Resources, Inc.	263	26
First Solar, Inc. (Æ)	107	4
Halliburton Co.	842	29
HollyFrontier Corp.	290	7
Newfield Exploration Co. (Æ)	207	8
Noble Energy, Inc.	194	18
Occidental Petroleum Corp.	688	64
Oceaneering International, Inc.	196	9
Oil States International, Inc. (Æ)	119	9
Peabody Energy Corp.	329	11
Pioneer Natural Resources Co.	149	13
Schlumberger, Ltd.	1,123	78
SM Energy Co.	111	8
Southwestern Energy Co. (Æ)	386	12
Sunoco, Inc.	217	9
Ultra Petroleum Corp. (Æ)	258	8
Walter Energy, Inc. Class A	114	7
Whiting Petroleum Corp. (Æ)	206	10
Williams Cos., Inc. (The)	617	20

		448

Financial Services - 5.9%
Affiliated Managers Group, Inc. (Æ)	90	9
Aflac, Inc.	475	21
Alliance Data Systems Corp. (Æ)	83	9
American Express Co.	904	43
American Tower Corp. Class A (ö)	385	23
CBRE Group, Inc. Class A (Æ)	518	8
Eaton Vance Corp.	254	6
Franklin Resources, Inc.	153	15
Global Payments, Inc.	155	7
IntercontinentalExchange, Inc. (Æ)	91	11
Mastercard, Inc. Class A	96	36

Russell Aggressive Growth ETF	3

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MSCI, Inc. Class A (Æ)	213	7
T Rowe Price Group, Inc.	283	16
Visa, Inc. Class A	452	45
Western Union Co. (The)	739	13

		269

Health Care - 12.2%
Alexion Pharmaceuticals, Inc. (Æ)	208	15
Allergan, Inc.	285	25
Allscripts Healthcare Solutions, Inc. (Æ)	380	7
AmerisourceBergen Corp. Class A	321	12
Becton Dickinson and Co.	222	17
Biogen Idec, Inc. (Æ)	231	25
BioMarin Pharmaceutical, Inc. (Æ)	200	7
Cardinal Health, Inc.	370	15
Celgene Corp. (Æ)	424	29
Cerner Corp. (Æ)	170	10
Cigna Corp.	302	13
Cooper Cos., Inc. (The)	89	6
CR Bard, Inc.	108	9
DaVita, Inc. (Æ)	135	10
Dentsply International, Inc.	235	8
Edwards Lifesciences Corp. (Æ)	141	10
Endo Pharmaceuticals Holdings, Inc. (Æ)	226	8
Express Scripts, Inc. Class A (Æ)	487	22
Gen-Probe, Inc. (Æ)	100	6
Gilead Sciences, Inc. (Æ)	714	29
Henry Schein, Inc. (Æ)	135	9
Humana, Inc.	185	16
IDEXX Laboratories, Inc. (Æ)	106	8
Illumina, Inc. (Æ)	181	6
Intuitive Surgical, Inc. (Æ)	42	19
Laboratory Corp. of America Holdings (Æ)	127	11
McKesson Corp.	249	19
Medco Health Solutions, Inc. (Æ)	392	22
Mednax, Inc. (Æ)	100	7
Patterson Cos., Inc.	218	6
Perrigo Co.	106	10
Regeneron Pharmaceuticals, Inc. (Æ)	126	7
ResMed, Inc. (Æ)	264	7
St. Jude Medical, Inc.	356	12
Stryker Corp.	324	16
SXC Health Solutions Corp. (Æ)	120	7
UnitedHealth Group, Inc.	930	48
Universal Health Services, Inc. Class B	184	7
Varian Medical Systems, Inc. (Æ)	164	11
Watson Pharmaceuticals, Inc. Class B (Æ)	160	10
Zimmer Holdings, Inc.	224	12

		553

Materials and Processing - 6.4%
Air Products & Chemicals, Inc.	215	18
Airgas, Inc.	125	10
Allegheny Technologies, Inc.	192	9
Allied Nevada Gold Corp. (Æ)	170	5
Aptargroup, Inc.	137	7
Ball Corp.	253	9

	Principal Amount ($) or Shares	Market Value $
Celanese Corp. Class A	245	11
CF Industries Holdings, Inc.	87	13
Cliffs Natural Resources, Inc.	192	12
Fastenal Co.	354	15
FMC Corp.	111	10
Freeport-McMoRan Copper & Gold, Inc.	864	31
Mosaic Co. (The)	296	15
Newmont Mining Corp.	440	26
PPG Industries, Inc.	177	15
Praxair, Inc.	278	30
Precision Castparts Corp.	137	23
Royal Gold, Inc.	100	7
Sherwin-Williams Co. (The)	123	11
Timken Co.	191	7
Valspar Corp.	200	8

		292

Producer Durables - 12.9%
3M Co.	607	50
Agilent Technologies, Inc.	394	14
Ametek, Inc.	242	10
Caterpillar, Inc.	554	50
CH Robinson Worldwide, Inc.	186	13
Cintas Corp.	230	8
CSX Corp.	1,062	22
Cummins, Inc.	199	18
Danaher Corp.	520	24
Deere & Co.	386	30
Donaldson Co., Inc.	128	9
Dover Corp.	226	13
Eaton Corp.	374	16
Expeditors International of Washington, Inc.	258	11
FedEx Corp.	305	25
Flir Systems, Inc.	268	7
Gardner Denver, Inc.	99	8
IDEX Corp.	186	7
IHS, Inc. Class A (Æ)	92	8
Illinois Tool Works, Inc.	438	20
JB Hunt Transport Services, Inc.	173	8
Kansas City Southern (Æ)	161	11
Kennametal, Inc.	187	7
Mettler-Toledo International, Inc. (Æ)	52	8
Norfolk Southern Corp.	338	25
PACCAR, Inc.	397	15
Pall Corp.	180	10
Pentair, Inc.	195	6
Robert Half International, Inc.	292	8
Rockwell Automation, Inc.	180	13
Roper Industries, Inc.	129	11
Stericycle, Inc. (Æ)	117	9
Towers Watson & Co. Class A	113	7
Trimble Navigation, Ltd. (Æ)	209	9
Union Pacific Corp.	428	45
Waste Connections, Inc.	212	7
Waters Corp. (Æ)	119	9
WW Grainger, Inc.	71	13

		584

4	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 33.7%
Activision Blizzard, Inc.	643	8
Adobe Systems, Inc. (Æ)	549	16
Advanced Micro Devices, Inc. (Æ)	1,227	7
Akamai Technologies, Inc. (Æ)	335	11
Altera Corp.	373	14
Amphenol Corp. Class A	229	10
Ansys, Inc. (Æ)	154	9
Apple, Inc. (Æ)	733	297
Atmel Corp. (Æ)	825	7
Autodesk, Inc. (Æ)	318	10
Avago Technologies, Ltd.	267	8
BMC Software, Inc. (Æ)	235	8
Broadcom Corp. Class A	538	16
Cisco Systems, Inc.	4,541	82
Citrix Systems, Inc. (Æ)	215	13
Cognizant Technology Solutions Corp. Class A (Æ)	297	19
Crown Castle International Corp. (Æ)	327	15
EMC Corp. (Æ)	1,786	38
Equinix, Inc. (Æ)	82	8
F5 Networks, Inc. (Æ)	117	12
Gartner, Inc. (Æ)	188	7
Google, Inc. Class A (Æ)	204	132
Harris Corp.	205	7
IAC/InterActiveCorp	150	6
Informatica Corp. (Æ)	176	6
International Business Machines Corp.	968	178
Intuit, Inc.	321	17
Jabil Circuit, Inc.	373	7
Juniper Networks, Inc. (Æ)	638	13
KLA-Tencor Corp.	230	11
Lam Research Corp. (Æ)	199	7
LSI Corp. (Æ)	1,169	7
Marvell Technology Group, Ltd. (Æ)	673	9
MICROS Systems, Inc. (Æ)	145	7
Microsoft Corp.	5,950	154
NetApp, Inc. (Æ)	399	14
ON Semiconductor Corp. (Æ)	853	7
Oracle Corp.	3,128	80
Polycom, Inc. (Æ)	341	6
QUALCOMM, Inc.	1,381	76
Rackspace Hosting, Inc. (Æ)	191	8
Red Hat, Inc. (Æ)	248	10
Riverbed Technology, Inc. (Æ)	311	7
Rovi Corp. (Æ)	173	4
Salesforce.com, Inc. (Æ)	136	14
SanDisk Corp. (Æ)	280	14
SBA Communications Corp. Class A (Æ)	206	9
Skyworks Solutions, Inc. (Æ)	360	6
Solera Holdings, Inc.	129	6
Symantec Corp. (Æ)	814	13
Teradata Corp. (Æ)	204	10
Texas Instruments, Inc.	1,054	31
TIBCO Software, Inc. (Æ)	292	7

	Principal Amount ($) or Shares	Market Value $
VeriFone Systems, Inc. (Æ)	188	7
VMware, Inc. Class A (Æ)	112	9
Xilinx, Inc.	345	11

		1,525

Utilities - 0.2%
ITC Holdings Corp.	92	7

Total Common Stocks (cost $4,795)		4,523

Total Investments - 99.9% (identified cost $4,795)		4,523

Other Assets and Liabilities, Net - 0.1%		6

Net Assets - 100.0%		4,529

See accompanying notes which are an integral part of this quarterly report.

Russell Aggressive Growth ETF	5

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$762	$—	$—	$762
Consumer Staples	83	—	—	83
Energy	448	—	—	448
Financial Services	269	—	—	269
Health Care	553	—	—	553
Materials and Processing	292	—	—	292
Producer Durables	584	—	—	584
Technology	1,525	—	—	1,525
Utilities	7	—	—	7

Total Investments	4,523	—	—	4,523

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 17.8%
Abercrombie & Fitch Co. Class A	825	40
Amazon.com, Inc. (Æ)	1,522	263
Bed Bath & Beyond, Inc. (Æ)	1,490	86
BorgWarner, Inc. (Æ)	915	58
CarMax, Inc. (Æ)	2,145	65
Chipotle Mexican Grill, Inc. Class A (Æ)	220	74
Coach, Inc.	1,700	104
Discovery Communications, Inc. Class A (Æ)	1,870	77
Dollar Tree, Inc. (Æ)	875	73
eBay, Inc. (Æ)	5,415	164
Estee Lauder Cos., Inc. (The) Class A	770	86
Gap, Inc. (The)	3,339	62
Harley-Davidson, Inc.	1,765	69
Home Depot, Inc.	7,001	294
Kohl’s Corp.	1,725	85
Limited Brands, Inc.	1,820	73
Marriott International, Inc. Class A	2,185	64
Marriott Vacations Worldwide Corp. (Æ)	218	4
Mattel, Inc.	2,500	69
McDonald’s Corp.	4,290	431
McGraw-Hill Cos., Inc. (The)	1,905	86
Netflix, Inc. (Æ)	465	32
Nike, Inc. Class B	1,714	165
Nordstrom, Inc.	1,300	65
Omnicom Group, Inc.	1,900	85
O’Reilly Automotive, Inc. (Æ)	985	79
PetSmart, Inc.	1,125	58
priceline.com, Inc. (Æ)	255	119
Ralph Lauren Corp. Class A	475	66
Ross Stores, Inc.	1,673	80
Starbucks Corp.	3,669	169
Starwood Hotels & Resorts Worldwide, Inc. (ö)	1,515	73
Tiffany & Co.	990	66
TJX Cos., Inc.	2,020	130
VF Corp.	585	74
Viacom, Inc. Class B	3,010	137
Walt Disney Co. (The)	8,165	306
Yum! Brands, Inc.	2,380	140

		4,171

Consumer Staples - 7.7%
Church & Dwight Co., Inc.	1,225	56
Coca-Cola Co. (The)	7,960	557
Colgate-Palmolive Co.	2,205	204
Green Mountain Coffee Roasters, Inc. (Æ)	795	36
Herbalife, Ltd.	1,035	53
Kraft Foods, Inc. Class A	7,180	268
McCormick & Co., Inc.	1,168	59
Monster Beverage Corp. (Æ)	615	57
PepsiCo, Inc.	6,496	431
Sara Lee Corp.	4,015	76

		1,797

	Principal Amount ($) or Shares	Market Value $
Energy - 6.6%
Cabot Oil & Gas Corp.	893	68
Cameron International Corp. (Æ)	1,665	82
Consol Energy, Inc.	1,745	64
EQT Corp.	1,095	60
FMC Technologies, Inc. (Æ)	1,720	90
Halliburton Co.	4,480	155
Noble Energy, Inc.	1,100	104
Occidental Petroleum Corp.	3,500	328
Peabody Energy Corp.	1,925	64
Pioneer Natural Resources Co.	905	81
Schlumberger, Ltd.	5,665	386
Southwestern Energy Co. (Æ)	2,235	71

		1,553

Financial Services - 6.7%
American Express Co.	4,672	220
American Tower Corp. Class A (ö)	2,085	125
Fiserv, Inc. (Æ)	1,145	67
Franklin Resources, Inc.	865	83
Marsh & McLennan Cos., Inc.	3,240	102
Mastercard, Inc. Class A	505	188
Public Storage (ö)	800	108
Simon Property Group, Inc. (ö)	1,395	180
T Rowe Price Group, Inc.	1,630	93
Ventas, Inc. (ö)	1,575	87
Visa, Inc. Class A	2,345	238
Western Union Co. (The)	4,410	81

		1,572

Health Care - 7.8%
Baxter International, Inc.	2,710	134
Becton Dickinson and Co.	1,230	92
Biogen Idec, Inc. (Æ)	1,235	136
Cerner Corp. (Æ)	990	61
Covidien PLC	2,570	116
CR Bard, Inc.	675	58
DaVita, Inc. (Æ)	845	64
Edwards Lifesciences Corp. (Æ)	865	61
Gilead Sciences, Inc. (Æ)	3,775	155
Hospira, Inc. (Æ)	1,460	44
Intuitive Surgical, Inc. (Æ)	233	108
Laboratory Corp. of America Holdings (Æ)	765	66
Life Technologies Corp. (Æ)	1,475	57
Medtronic, Inc.	4,985	190
Perrigo Co.	635	62
Quest Diagnostics, Inc.	1,210	70
St. Jude Medical, Inc.	2,090	72
Stryker Corp.	1,840	91
Varian Medical Systems, Inc. (Æ)	1,035	69
Watson Pharmaceuticals, Inc. Class B (Æ)	925	56
Zimmer Holdings, Inc.	1,265	68

		1,830

Materials and Processing - 6.4%
Air Products & Chemicals, Inc.	1,200	102
Airgas, Inc.	750	59

Russell Consistent Growth ETF	7

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brown-Forman Corp. Class B - ADR	827	67
Celanese Corp. Class A	1,500	66
CF Industries Holdings, Inc.	510	74
Ecolab, Inc.	1,505	87
Fastenal Co.	2,042	89
FMC Corp.	715	62
Monsanto Co.	2,550	178
Mosaic Co. (The)	1,670	84
Newmont Mining Corp.	2,325	140
PPG Industries, Inc.	1,035	86
Praxair, Inc.	1,465	157
Precision Castparts Corp.	742	122
Sherwin-Williams Co. (The)	735	66
Sigma-Aldrich Corp.	950	59

		1,498

Producer Durables - 17.3%
3M Co.	3,120	255
Accenture PLC Class A	3,005	160
Agilent Technologies, Inc.	2,300	80
Ametek, Inc.	1,540	65
Automatic Data Processing, Inc.	2,535	137
Caterpillar, Inc.	2,865	259
CH Robinson Worldwide, Inc.	1,050	73
Cooper Industries PLC	1,290	70
CSX Corp.	5,825	123
Cummins, Inc.	1,120	99
Danaher Corp.	2,820	133
Deere & Co.	2,065	160
Dover Corp.	1,335	77
Emerson Electric Co.	3,600	168
Expeditors International of Washington, Inc.	1,560	64
General Dynamics Corp.	1,800	120
Goodrich Corp.	730	90
Honeywell International, Inc.	3,685	200
Illinois Tool Works, Inc.	2,425	113
ITT Corp.	710	14
Joy Global, Inc.	875	66
Kansas City Southern (Æ)	1,025	70
Norfolk Southern Corp.	1,840	134
PACCAR, Inc.	2,275	85
Pall Corp.	1,160	66
Rockwell Automation, Inc.	1,075	79
Rockwell Collins, Inc.	1,130	63
Roper Industries, Inc.	800	69
Stericycle, Inc. (Æ)	705	55
Union Pacific Corp.	2,230	236
United Parcel Service, Inc. Class B	3,275	240
United Technologies Corp.	3,905	284
Waters Corp. (Æ)	750	56
WW Grainger, Inc.	420	79

		4,042

	Principal Amount ($) or Shares	Market Value $
Technology - 29.3%
Adobe Systems, Inc. (Æ)	3,180	90
Altera Corp.	2,185	81
Amdocs, Ltd. (Æ)	1,815	52
Amphenol Corp. Class A	1,420	64
Analog Devices, Inc.	2,110	75
Apple, Inc. (Æ)	3,590	1,453
Applied Materials, Inc.	7,965	85
Autodesk, Inc. (Æ)	1,975	60
BMC Software, Inc. (Æ)	1,450	48
Broadcom Corp. Class A	2,960	87
CA, Inc.	2,995	61
Cisco Systems, Inc.	22,884	414
Citrix Systems, Inc. (Æ)	1,250	76
Cognizant Technology Solutions Corp. Class A (Æ)	1,630	105
EMC Corp. (Æ)	9,275	200
F5 Networks, Inc. (Æ)	735	78
Google, Inc. Class A (Æ)	1,015	656
International Business Machines Corp.	4,775	877
KLA-Tencor Corp.	1,425	69
Lambda TD Software, Inc. (Æ)	1,420	13
Linear Technology Corp.	1,955	59
Marvell Technology Group, Ltd. (Æ)	4,060	56
Microsoft Corp.	29,404	762
NetApp, Inc. (Æ)	2,285	83
NVIDIA Corp. (Æ)	4,735	66
Oracle Corp.	15,649	401
QUALCOMM, Inc.	6,960	381
Red Hat, Inc. (Æ)	1,470	61
Teradata Corp. (Æ)	1,200	58
Texas Instruments, Inc.	5,555	162
VMware, Inc. Class A (Æ)	705	59
Xilinx, Inc.	2,120	68

		6,860

Utilities - 0.2%
Xylem, Inc.	1,420	36

Total Common Stocks (cost $23,327)		23,359

Total Investments - 99.8% (identified cost $23,327)		23,359

Other Assets and Liabilities, Net - 0.2%		57

Net Assets - 100.0%		23,416

See accompanying notes which are an integral part of this quarterly report.

8	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$4,171	$—	$—	$4,171
Consumer Staples	1,797	—	—	1,797
Energy	1,553	—	—	1,553
Financial Services	1,572	—	—	1,572
Health Care	1,830	—	—	1,830
Materials and Processing	1,498	—	—	1,498
Producer Durables	4,042	—	—	4,042
Technology	6,860	—	—	6,860
Utilities	36	—	—	36

Total Investments	23,359	—	—	23,359

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Consistent Growth ETF	9

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 14.7%
Aaron’s, Inc. Class A	1,125	30
Advance Auto Parts, Inc.	635	44
Apollo Group, Inc. Class A (Æ)	980	53
AutoZone, Inc. (Æ)	160	52
Avon Products, Inc.	2,539	44
Bed Bath & Beyond, Inc. (Æ)	1,220	71
CarMax, Inc. (Æ)	1,669	51
Coach, Inc.	1,389	85
Darden Restaurants, Inc.	960	44
DeVry, Inc.	810	31
Dollar Tree, Inc. (Æ)	702	58
Family Dollar Stores, Inc.	850	49
Fossil, Inc. (Æ)	440	35
Gap, Inc. (The)	2,679	50
Gentex Corp.	1,404	42
Genuine Parts Co.	961	59
Hasbro, Inc.	1,085	35
Home Depot, Inc.	5,883	247
International Game Technology	2,498	43
John Wiley & Sons, Inc. Class A	650	29
Kohl’s Corp.	1,424	70
Lowe’s Cos., Inc.	5,388	137
McDonald’s Corp.	3,619	363
Nike, Inc. Class B	1,429	138
Nordstrom, Inc.	1,030	51
Omnicom Group, Inc.	1,519	68
Panera Bread Co. Class A (Æ)	307	43
PetSmart, Inc.	904	46
Polaris Industries, Inc.	680	38
Ralph Lauren Corp. Class A	380	52
Ross Stores, Inc.	1,360	65
Snap-on, Inc.	680	34
Stanley Black & Decker, Inc.	1,005	68
Staples, Inc.	3,943	55
Starbucks Corp.	3,039	140
Target Corp.	2,714	139
Tiffany & Co.	775	51
TJX Cos., Inc.	1,669	108
Tupperware Brands Corp.	620	35
Urban Outfitters, Inc. (Æ)	1,393	38
VF Corp.	471	60
Wal-Mart Stores, Inc.	6,188	369
Whirlpool Corp.	690	33
Yum! Brands, Inc.	1,978	117

		3,470

Consumer Staples - 6.3%
Archer-Daniels-Midland Co.	3,069	88
Church & Dwight Co., Inc.	975	45
Clorox Co. (The)	790	53
Energizer Holdings, Inc. (Æ)	570	44
Herbalife, Ltd.	814	42
Hormel Foods Corp.	1,314	38
Kellogg Co.	1,240	63
PepsiCo, Inc.	5,485	364

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble Co. (The)	9,411	627
Walgreen Co.	3,637	120

		1,484

Energy - 16.0%
Baker Hughes, Inc.	1,899	92
Cameron International Corp. (Æ)	1,327	65
Chevron Corp.	6,769	720
Consol Energy, Inc.	1,394	51
Core Laboratories NV	400	46
EQT Corp.	875	48
Exxon Mobil Corp.	16,301	1,382
First Solar, Inc. (Æ)	540	18
FMC Technologies, Inc. (Æ)	1,372	72
Halliburton Co.	3,705	128
Helmerich & Payne, Inc.	850	50
Hubbell, Inc. Class B	653	44
Marathon Oil Corp.	3,359	98
Murphy Oil Corp.	1,120	62
National Oilwell Varco, Inc.	1,812	123
Occidental Petroleum Corp.	2,949	276
Oceaneering International, Inc.	990	46
Oil States International, Inc. (Æ)	602	46
Patterson-UTI Energy, Inc.	1,769	35
Peabody Energy Corp.	1,539	51
Schlumberger, Ltd.	4,773	326

		3,779

Financial Services - 7.7%
ACE, Ltd.	1,484	104
Aflac, Inc.	2,160	93
Alliance Data Systems Corp. (Æ)	412	43
Allied World Assurance Co. Holdings AG	525	33
American Express Co.	3,902	184
Arch Capital Group, Ltd. (Æ)	1,100	41
Brown & Brown, Inc.	1,639	37
Chubb Corp. (The)	1,339	93
Cullen/Frost Bankers, Inc.	650	34
Eaton Vance Corp.	1,383	33
Equifax, Inc.	1,145	44
Factset Research Systems, Inc.	400	35
Fiserv, Inc. (Æ)	910	53
Franklin Resources, Inc.	695	67
Goldman Sachs Group, Inc. (The)	1,914	173
HCC Insurance Holdings, Inc.	1,190	33
IntercontinentalExchange, Inc. (Æ)	432	52
Moody’s Corp.	1,381	47
Northern Trust Corp.	1,339	53
SEI Investments Co.	1,924	33
T Rowe Price Group, Inc.	1,310	75
Torchmark Corp.	975	42
Total System Services, Inc.	1,874	37
Travelers Cos., Inc. (The)	1,816	107
US Bancorp	7,247	197
Waddell & Reed Financial, Inc. Class A	1,165	29
WR Berkley Corp.	1,140	39

		1,811

10	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 11.3%
Abbott Laboratories	5,473	307
Aetna, Inc.	1,837	78
Allscripts Healthcare Solutions, Inc. (Æ)	1,884	36
AmerisourceBergen Corp. Class A	1,514	56
Amgen, Inc.	3,444	220
Baxter International, Inc.	2,274	113
Becton Dickinson and Co.	1,005	75
Cardinal Health, Inc.	1,704	69
Catalyst Health Solutions, Inc. (Æ)	518	27
Cigna Corp.	1,401	59
Covance, Inc. (Æ)	675	31
Coventry Health Care, Inc. (Æ)	1,265	38
CR Bard, Inc.	525	45
DaVita, Inc. (Æ)	655	50
Dentsply International, Inc.	1,190	42
Endo Pharmaceuticals Holdings, Inc. (Æ)	1,170	40
Express Scripts, Inc. Class A (Æ)	2,219	99
Henry Schein, Inc. (Æ)	660	43
Humana, Inc.	865	76
IDEXX Laboratories, Inc. (Æ)	520	40
Laboratory Corp. of America Holdings (Æ)	612	53
Lincare Holdings, Inc.	1,289	33
McKesson Corp.	1,140	89
Mednax, Inc. (Æ)	515	37
Medtronic, Inc.	4,178	160
Patterson Cos., Inc.	1,120	33
Perrigo Co.	510	50
Quest Diagnostics, Inc.	961	56
St. Jude Medical, Inc.	1,679	58
Stryker Corp.	1,494	74
Techne Corp.	450	31
UnitedHealth Group, Inc.	3,988	201
Universal Health Services, Inc. Class B	945	37
Varian Medical Systems, Inc. (Æ)	810	54
WellPoint, Inc.	1,539	102
Zimmer Holdings, Inc.	1,030	55

		2,667

Materials and Processing - 3.4%
Air Products & Chemicals, Inc.	980	83
Airgas, Inc.	620	48
Albemarle Corp.	855	44
Ball Corp.	1,274	45
Eastman Chemical Co.	1,095	43
Ecolab, Inc.	1,205	70
PPG Industries, Inc.	820	68
Praxair, Inc.	1,219	131
Precision Castparts Corp.	615	102
Sealed Air Corp.	1,859	32
Sherwin-Williams Co. (The)	600	54
Sonoco Products Co.	1,125	37
Southern Copper Corp.	1,439	43

		800

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 20.6%
3M Co.	2,613	214
Accenture PLC Class A	2,544	135
Ametek, Inc.	1,205	51
Automatic Data Processing, Inc.	2,114	114
Boeing Co. (The)	2,767	203
Caterpillar, Inc.	2,394	217
CH Robinson Worldwide, Inc.	860	60
Cooper Industries PLC	1,012	55
Copart, Inc. (Æ)	745	36
CSX Corp.	4,758	100
Cummins, Inc.	910	80
Danaher Corp.	2,314	109
Deere & Co.	1,706	132
Donaldson Co., Inc.	670	46
Dover Corp.	1,077	63
Eaton Corp.	1,729	75
Emerson Electric Co.	2,985	139
Expeditors International of Washington, Inc.	1,237	51
Flir Systems, Inc.	1,409	35
Flowserve Corp.	485	48
Fluor Corp.	1,035	52
General Dynamics Corp.	1,474	98
General Electric Co.	35,857	641
Goodrich Corp.	600	74
Graco, Inc.	852	35
Honeywell International, Inc.	3,056	166
Illinois Tool Works, Inc.	1,979	92
ITT Corp.	555	11
Jacobs Engineering Group, Inc. (Æ)	1,085	44
JB Hunt Transport Services, Inc.	924	42
Joy Global, Inc.	696	52
Kirby Corp. (Æ)	608	40
L-3 Communications Holdings, Inc.	699	47
Lincoln Electric Holdings, Inc.	1,050	41
Lockheed Martin Corp.	1,246	101
Mettler-Toledo International, Inc. (Æ)	266	39
MSC Industrial Direct Co., Inc. Class A	535	38
Norfolk Southern Corp.	1,509	110
PACCAR, Inc.	1,839	69
Pall Corp.	910	52
Parker Hannifin Corp.	881	67
Paychex, Inc.	1,889	57
Raytheon Co.	1,709	83
Robert Half International, Inc.	1,518	43
Rockwell Collins, Inc.	915	51
Roper Industries, Inc.	631	55
Tidewater, Inc.	700	35
Towers Watson & Co. Class A	580	35
Union Pacific Corp.	1,863	197
United Technologies Corp.	3,283	239
Wabtec Corp.	585	41
Waste Management, Inc.	2,224	73
Waters Corp. (Æ)	592	44
WW Grainger, Inc.	340	64

		4,891

Russell Growth at a Reasonable Price ETF	11

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 19.5%
Adobe Systems, Inc. (Æ)	2,542	72
Altera Corp.	1,749	65
Amdocs, Ltd. (Æ)	1,454	41
Amphenol Corp. Class A	1,100	50
Analog Devices, Inc.	1,664	60
Cisco Systems, Inc.	19,303	349
Cognizant Technology Solutions Corp. Class A (Æ)	1,359	87
Dell, Inc. (Æ)	6,942	102
Google, Inc. Class A (Æ)	860	555
Harris Corp.	1,060	38
Hewlett-Packard Co.	8,023	207
Intel Corp.	18,251	443
International Business Machines Corp.	4,059	745
Lambda TD Software, Inc. (Æ)	1,110	10
Linear Technology Corp.	1,524	46
Microchip Technology, Inc.	1,326	49
MICROS Systems, Inc. (Æ)	780	36
Microsoft Corp.	24,976	648
NetApp, Inc. (Æ)	1,829	66
Oracle Corp.	13,240	340
QUALCOMM, Inc.	5,872	321
Teradata Corp. (Æ)	975	47
Texas Instruments, Inc.	4,598	134
Western Digital Corp. (Æ)	1,604	50
Xilinx, Inc.	1,669	54

		4,615

Utilities - 0.3%
Energen Corp.	788	39
Xylem, Inc.	1,110	29

		68

Total Common Stocks (cost $23,349)		23,585

Total Investments - 99.8% (identified cost $23,349)		23,585

Other Assets and Liabilities, Net - 0.2%		55

Net Assets - 100.0%		23,640

See accompanying notes which are an integral part of this quarterly report.

12	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$3,470	$—	$—	$3,470
Consumer Staples	1,484	—	—	1,484
Energy	3,779	—	—	3,779
Financial Services	1,811	—	—	1,811
Health Care	2,667	—	—	2,667
Materials and Processing	800	—	—	800
Producer Durables	4,891	—	—	4,891
Technology	4,615	—	—	4,615
Utilities	68	—	—	68

Total Investments	23,585	—	—	23,585

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Growth at a Reasonable Price ETF	13

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 10.4%
Abercrombie & Fitch Co. Class A	248	12
American Eagle Outfitters, Inc.	724	11
Apollo Group, Inc. Class A (Æ)	275	15
Avon Products, Inc.	911	16
Best Buy Co., Inc.	595	14
Carnival Corp.	713	23
DISH Network Corp. Class A	511	15
GameStop Corp. Class A	464	11
Gap, Inc. (The)	780	14
Goodyear Tire & Rubber Co. (The) (Æ)	770	11
Hanesbrands, Inc. (Æ)	396	9
Harley-Davidson, Inc.	468	18
Harman International Industries, Inc.	247	9
Hertz Global Holdings, Inc. (Æ)	890	10
JC Penney Co., Inc.	412	14
Marriott International, Inc. Class A	526	15
MGM Resorts International (Æ)	1,088	11
Mohawk Industries, Inc. (Æ)	188	11
Newell Rubbermaid, Inc.	794	13
News Corp. Class A	3,085	56
Orchard Supply Hardware Stores Corp. Class A (Æ)	7	—
Penn National Gaming, Inc. (Æ)	263	10
Royal Caribbean Cruises, Ltd.	408	10
Sears Holdings Corp. (Æ)	161	5
Service Corp. International	950	10
Staples, Inc.	1,319	18
Starwood Hotels & Resorts Worldwide, Inc. (ö)	373	18
Target Corp.	937	49
Whirlpool Corp.	225	11

		439

Consumer Staples - 7.7%
Archer-Daniels-Midland Co.	1,020	29
Bunge, Ltd.	280	16
Campbell Soup Co.	420	14
Constellation Brands, Inc. Class A (Æ)	567	12
Energizer Holdings, Inc. (Æ)	174	13
Kroger Co. (The)	1,016	25
PepsiCo, Inc.	1,962	131
Safeway, Inc.	762	16
Sysco Corp.	932	27
Walgreen Co.	1,284	42

		325

Energy - 2.8%
Arch Coal, Inc.	660	10
Baker Hughes, Inc.	634	30
Chesapeake Energy Corp.	1,045	23
Consol Energy, Inc.	430	16
Nabors Industries, Ltd. (Æ)	723	13
Peabody Energy Corp.	490	16
Superior Energy Services, Inc. (Æ)	323	9

		117

	Principal Amount ($) or Shares	Market Value $
Financial Services - 34.9%
Aflac, Inc.	705	30
Allstate Corp. (The)	877	24
American Express Co.	1,375	65
American International Group, Inc. (Æ)	396	9
Assurant, Inc.	285	12
Axis Capital Holdings, Ltd.	367	12
Bank of New York Mellon Corp. (The)	1,815	36
BB&T Corp.	1,121	28
Berkshire Hathaway, Inc. Class B (Æ)	2,142	164
Capital One Financial Corp.	696	29
Cincinnati Financial Corp.	402	12
Citigroup, Inc.	3,659	96
Comerica, Inc.	500	13
Duke Realty Corp. (ö)	430	5
E*Trade Financial Corp. (Æ)	521	4
Everest Re Group, Ltd.	133	11
Fifth Third Bancorp	1,656	21
First Niagara Financial Group, Inc.	1,130	10
Goldman Sachs Group, Inc. (The)	678	61
Hartford Financial Services Group, Inc.	914	15
HCC Insurance Holdings, Inc.	380	10
Hudson City Bancorp, Inc.	1,800	11
Huntington Bancshares, Inc.	2,338	13
Jones Lang LaSalle, Inc.	156	10
JPMorgan Chase & Co.	4,886	162
KeyCorp	2,072	16
Lazard, Ltd. Class A	400	10
Legg Mason, Inc.	425	10
Lincoln National Corp.	707	14
Loews Corp.	554	21
Markel Corp. (Æ)	29	12
MetLife, Inc.	1,179	37
Morgan Stanley	2,280	34
NASDAQ OMX Group, Inc. (The) (Æ)	404	10
NYSE Euronext	540	14
Old Republic International Corp.	1,150	11
PartnerRe, Ltd. - ADR	180	12
PNC Financial Services Group, Inc.	742	43
Principal Financial Group, Inc.	666	16
Raymond James Financial, Inc.	345	11
Regions Financial Corp.	3,167	14
Reinsurance Group of America, Inc. Class A	221	12
SLM Corp.	1,148	15
State Street Corp.	765	31
SunTrust Banks, Inc.	1,008	18
Thomson Reuters Corp.	700	19
Transatlantic Holdings, Inc.	201	11
Unum Group	665	14
Wells Fargo & Co.	6,041	167
Weyerhaeuser Co. (ö)	1,048	20
White Mountains Insurance Group, Ltd.	24	11
Zions Bancorporation	643	10

		1,476

14	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 7.0%
Aetna, Inc.	614	26
Boston Scientific Corp. (Æ)	2,977	16
Covance, Inc. (Æ)	219	10
Coventry Health Care, Inc. (Æ)	386	12
Eli Lilly & Co.	1,380	57
Health Net, Inc. (Æ)	328	10
Hospira, Inc. (Æ)	435	13
Patterson Cos., Inc.	352	10
PerkinElmer, Inc.	500	10
Thermo Fisher Scientific, Inc. (Æ)	600	27
UnitedHealth Group, Inc.	1,411	72
WellPoint, Inc.	526	35

		298

Materials and Processing - 4.6%
Alcoa, Inc.	1,945	17
Allegheny Technologies, Inc.	263	13
Cytec Industries, Inc.	200	9
Dow Chemical Co. (The)	1,627	46
International Paper Co.	752	22
Martin Marietta Materials, Inc.	140	11
Masco Corp.	1,145	12
Nucor Corp.	546	22
Owens-Illinois, Inc. (Æ)	535	10
Sealed Air Corp.	621	11
Steel Dynamics, Inc.	781	10
United States Steel Corp.	207	5
Vulcan Materials Co.	175	7

		195

Producer Durables - 10.4%
Corrections Corp. of America (Æ)	450	9
Expeditors International of Washington, Inc.	405	17
FedEx Corp.	454	39
General Dynamics Corp.	497	33
Illinois Tool Works, Inc.	673	31
Ingersoll-Rand PLC	601	18
Iron Mountain, Inc.	430	13
Jacobs Engineering Group, Inc. (Æ)	314	13
L-3 Communications Holdings, Inc.	228	15
Lexmark International, Inc. Class A	300	10
Lockheed Martin Corp.	423	34
Manpower, Inc.	281	10
Northrop Grumman Corp.	449	26
PACCAR, Inc.	595	22
Pitney Bowes, Inc.	586	11
Quanta Services, Inc. (Æ)	584	13
Raytheon Co.	566	27
Republic Services, Inc. Class A	625	17
Rockwell Collins, Inc.	309	17
RR Donnelley & Sons Co.	679	10
Southwest Airlines Co.	1,759	15
Thomas & Betts Corp. (Æ)	196	11

	Principal Amount ($) or Shares	Market Value $
URS Corp. (Æ)	281	10
Xerox Corp.	2,501	20

		441

Technology - 6.7%
Advanced Micro Devices, Inc. (Æ)	1,945	11
Amdocs, Ltd. (Æ)	466	13
Applied Materials, Inc.	2,196	24
Arrow Electronics, Inc. (Æ)	320	12
Avnet, Inc. (Æ)	409	13
Brocade Communications Systems, Inc. (Æ)	1,846	10
Computer Sciences Corp.	460	11
Dell, Inc. (Æ)	2,354	34
Harris Corp.	330	12
Hewlett-Packard Co.	2,577	65
Ingram Micro, Inc. Class A (Æ)	574	10
Micron Technology, Inc. (Æ)	2,150	14
Molex, Inc.	427	10
Motorola Solutions, Inc.	504	23
NCR Corp. (Æ)	580	10
SAIC, Inc. (Æ)	900	11

		283

Utilities - 15.2%
AES Corp. (The) (Æ)	1,344	16
Ameren Corp.	490	16
American Electric Power Co., Inc.	737	30
AT&T, Inc.	7,189	216
Constellation Energy Group, Inc.	393	16
Edison International	554	23
Entergy Corp.	305	22
Exelon Corp.	930	40
FirstEnergy Corp.	650	29
Frontier Communications Corp.	2,389	12
Great Plains Energy, Inc.	490	11
Level 3 Communications, Inc. (Æ)	250	4
NextEra Energy, Inc.	620	38
NII Holdings, Inc. (Æ)	502	11
NRG Energy, Inc. (Æ)	636	12
NV Energy, Inc.	717	12
Pepco Holdings, Inc.	618	13
PG&E Corp.	646	27
PPL Corp.	911	27
Public Service Enterprise Group, Inc.	808	27
Sempra Energy	413	23
Sprint Nextel Corp. (Æ)	3,010	7
Telephone & Data Systems, Inc.	362	9

		641

Total Common Stocks (cost $4,630)		4,215

Russell Contrarian ETF	15

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Orchard Supply Hardware Stores Corp.	7	—

Total Preferred Stocks (cost $—±)		—

Total Investments - 99.7% (identified cost $4,630)		4,215

Other Assets and Liabilities, Net - 0.3%		12

Net Assets - 100.0%		4,227

See accompanying notes which are an integral part of this quarterly report.

16	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$439	$—	$—	$439
Consumer Staples	325	—	—	325
Energy	117	—	—	117
Financial Services	1,476	—	—	1,476
Health Care	298	—	—	298
Materials and Processing	195	—	—	195
Producer Durables	441	—	—	441
Technology	283	—	—	283
Utilities	641	—	—	641
Preferred Stocks	—	—	—	—

Total Investments	4,215	—	—	4,215

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Contrarian ETF	17

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 9.8%
Autoliv, Inc.	1,812	97
Best Buy Co., Inc.	4,582	107
Carnival Corp.	4,653	152
Costco Wholesale Corp.	3,436	286
Darden Restaurants, Inc.	2,290	104
Fortune Brands Home & Security, Inc. (Æ)	2,076	35
Gap, Inc. (The)	6,130	114
Garmin, Ltd.	2,602	104
Genuine Parts Co.	2,182	134
Hasbro, Inc.	2,638	84
Home Depot, Inc.	11,755	494
International Game Technology	6,106	105
Interpublic Group of Cos., Inc. (The)	11,550	112
JC Penney Co., Inc.	3,310	116
Leggett & Platt, Inc.	3,983	92
Lowe’s Cos., Inc.	11,273	286
Newell Rubbermaid, Inc.	6,969	113
News Corp. Class A	18,243	325
Omnicom Group, Inc.	3,395	151
PVH Corp.	1,427	101
Snap-on, Inc.	1,740	88
Staples, Inc.	9,091	126
Target Corp.	5,541	284
Tiffany & Co.	1,799	119
VF Corp.	1,043	132
Viacom, Inc. Class B	5,226	237
Wal-Mart Stores, Inc.	12,162	728
Walt Disney Co. (The)	13,692	513
Whirlpool Corp.	1,703	81
Williams-Sonoma, Inc.	2,665	103

		5,523

Consumer Staples - 6.6%
Beam, Inc.	2,076	106
Church & Dwight Co., Inc.	2,267	104
Coca-Cola Enterprises, Inc.	4,473	115
ConAgra Foods, Inc.	5,050	133
CVS Caremark Corp.	10,220	417
Hormel Foods Corp.	3,119	91
JM Smucker Co. (The)	1,559	122
Kraft Foods, Inc. Class A	12,054	450
Kroger Co. (The)	6,525	158
McCormick & Co., Inc.	2,147	108
Procter & Gamble Co. (The)	18,216	1,216
Reynolds American, Inc.	3,732	155
Safeway, Inc.	5,877	124
Sysco Corp.	6,010	176
Walgreen Co.	7,558	250

		3,725

Energy - 11.7%
Anadarko Petroleum Corp.	4,066	310
Chevron Corp.	13,086	1,391
ConocoPhillips	9,696	707
Exxon Mobil Corp.	31,837	2,698

	Principal Amount ($) or Shares	Market Value $
Hubbell, Inc. Class B	1,608	108
Marathon Oil Corp.	7,232	212
National Oilwell Varco, Inc.	3,832	261
Occidental Petroleum Corp.	5,889	552
Spectra Energy Corp.	6,555	202
Valero Energy Corp.	6,968	147

		6,588

Financial Services - 18.9%
ACE, Ltd.	3,113	218
Aflac, Inc.	4,671	202
Allstate Corp. (The)	5,806	159
American Capital Agency Corp. (ö)	3,370	95
American Express Co.	7,869	372
Ameriprise Financial, Inc.	3,047	151
Annaly Capital Management, Inc. (ö)	9,536	152
Aon Corp.	3,526	165
Ares Capital Corp.	5,722	88
Arthur J Gallagher & Co.	3,022	101
Assurant, Inc.	2,314	95
AvalonBay Communities, Inc. (ö)	1,127	147
Axis Capital Holdings, Ltd.	3,191	102
Bank of New York Mellon Corp. (The)	11,030	220
BB&T Corp.	7,161	180
BlackRock, Inc. Class A	948	169
BRE Properties, Inc. Class A (ö)	1,928	97
Capital One Financial Corp.	4,410	186
Charles Schwab Corp. (The)	11,898	134
Chimera Investment Corp. (ö)	28,522	72
Chubb Corp. (The)	2,847	197
Cincinnati Financial Corp.	3,238	99
CME Group, Inc. Class A	667	163
Commerce Bancshares, Inc.	2,341	89
Discover Financial Services	6,046	145
Equifax, Inc.	2,731	106
Everest Re Group, Ltd.	1,056	89
Fidelity National Financial, Inc. Class A	5,422	86
Fidelity National Information Services, Inc.	4,138	110
First Niagara Financial Group, Inc.	8,588	74
Franklin Resources, Inc.	1,535	147
Global Payments, Inc.	2,015	95
Goldman Sachs Group, Inc. (The)	3,851	348
HCC Insurance Holdings, Inc.	2,987	82
Hudson City Bancorp, Inc.	13,781	86
Invesco, Ltd.	6,812	137
JPMorgan Chase & Co.	26,564	884
M&T Bank Corp.	1,665	127
Marsh & McLennan Cos., Inc.	5,721	181
MetLife, Inc.	7,303	228
Morgan Stanley	14,164	214
New York Community Bancorp, Inc.	7,856	97
Northern Trust Corp.	3,094	123
NYSE Euronext	4,258	111
PartnerRe, Ltd. - ADR	1,595	102
PNC Financial Services Group, Inc.	4,534	261
Progressive Corp. (The)	7,533	147
Raymond James Financial, Inc.	2,998	93

18	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rayonier, Inc. (ö)	2,441	109
Reinsurance Group of America, Inc. Class A	1,788	93
RenaissanceRe Holdings, Ltd.	1,283	95
Senior Housing Properties Trust (ö)	3,802	85
SLM Corp.	8,181	110
State Street Corp.	5,052	204
TD Ameritrade Holding Corp.	5,529	87
Thomson Reuters Corp.	4,582	122
Torchmark Corp.	2,431	105
Total System Services, Inc.	4,629	91
Transatlantic Holdings, Inc.	1,655	91
Travelers Cos., Inc. (The)	3,868	229
Unum Group	4,857	102
US Bancorp	14,537	394
Wells Fargo & Co.	32,919	908
WR Berkley Corp.	2,771	95

		10,646

Health Care - 13.9%
Abbott Laboratories	10,818	608
Aetna, Inc.	4,043	171
AmerisourceBergen Corp. Class A	3,334	124
Amgen, Inc.	6,846	440
Becton Dickinson and Co.	2,195	164
Bristol-Myers Squibb Co.	12,511	441
Cardinal Health, Inc.	3,622	147
Cigna Corp.	3,131	132
Covidien PLC	4,477	202
Dentsply International, Inc.	2,867	100
Eli Lilly & Co.	8,012	333
Humana, Inc.	1,883	165
Johnson & Johnson	17,894	1,172
McKesson Corp.	2,398	187
Medtronic, Inc.	8,493	325
Merck & Co., Inc.	20,942	789
Patterson Cos., Inc.	2,830	84
Pfizer, Inc.	52,278	1,130
Quest Diagnostics, Inc.	2,231	130
St. Jude Medical, Inc.	3,718	128
Stryker Corp.	3,258	162
UnitedHealth Group, Inc.	8,010	406
Universal Health Services, Inc. Class B	2,363	92
WellPoint, Inc.	3,225	214

		7,846

Materials and Processing - 5.9%
Air Products & Chemicals, Inc.	2,125	181
Airgas, Inc.	1,440	112
Albemarle Corp.	2,087	108
Aptargroup, Inc.	1,788	93
Ball Corp.	3,011	108
Bemis Co., Inc.	2,782	84
CF Industries Holdings, Inc.	948	137
Eastman Chemical Co.	2,674	104
EI du Pont de Nemours & Co.	7,305	335
Freeport-McMoRan Copper & Gold, Inc.	7,905	291

	Principal Amount ($) or Shares	Market Value $
Martin Marietta Materials, Inc.	1,248	94
MeadWestvaco Corp.	3,550	106
Monsanto Co.	4,354	305
Newmont Mining Corp.	3,999	240
Nucor Corp.	3,886	154
PPG Industries, Inc.	1,858	155
Precision Castparts Corp.	1,287	212
Rock-Tenn Co. Class A	1,691	98
Sealed Air Corp.	4,666	80
Sigma-Aldrich Corp.	1,759	110
Sonoco Products Co.	2,794	92
Valspar Corp.	2,590	101

		3,300

Producer Durables - 13.6%
3M Co.	5,254	429
Ametek, Inc.	2,855	120
Avery Dennison Corp.	3,107	89
Cintas Corp.	2,962	103
Cooper Industries PLC	2,350	127
CSX Corp.	10,155	214
Danaher Corp.	4,881	230
Deere & Co.	3,561	275
Dover Corp.	2,470	143
Eaton Corp.	3,861	168
Emerson Electric Co.	6,154	287
FedEx Corp.	2,848	238
Flir Systems, Inc.	3,431	86
Flowserve Corp.	1,175	117
Fluor Corp.	2,398	120
General Dynamics Corp.	3,148	209
General Electric Co.	69,549	1,245
Honeywell International, Inc.	6,286	342
IDEX Corp.	2,483	92
Illinois Tool Works, Inc.	4,222	197
Iron Mountain, Inc.	3,058	94
ITT Corp.	1,295	25
KBR, Inc.	3,538	99
Kennametal, Inc.	2,386	87
L-3 Communications Holdings, Inc.	1,644	110
Norfolk Southern Corp.	3,202	233
Northrop Grumman Corp.	2,902	170
Pall Corp.	2,170	124
Parker Hannifin Corp.	1,987	152
Pentair, Inc.	2,530	84
Raytheon Co.	3,694	179
Republic Services, Inc. Class A	4,162	115
Roper Industries, Inc.	1,488	129
Southwest Airlines Co.	12,511	107
Towers Watson & Co. Class A	1,380	83
Union Pacific Corp.	3,790	402
United Technologies Corp.	6,537	478
Waste Management, Inc.	4,809	157

		7,659

Russell Equity Income ETF	19

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 8.0%
Activision Blizzard, Inc.	7,772	96
Amphenol Corp. Class A	2,591	118
Analog Devices, Inc.	3,814	136
Applied Materials, Inc.	14,045	150
Broadcom Corp. Class A	5,145	151
CA, Inc.	5,517	112
Cisco Systems, Inc.	37,894	686
Computer Sciences Corp.	3,239	77
Corning, Inc.	14,742	191
Harris Corp.	2,579	93
Hewlett-Packard Co.	16,120	415
Intel Corp.	35,605	864
KLA-Tencor Corp.	2,639	127
Lambda TD Software, Inc. (Æ)	2,591	23
Maxim Integrated Products, Inc.	4,450	116
Microchip Technology, Inc.	3,143	115
Oracle Corp.	25,852	663
Texas Instruments, Inc.	9,488	276
Xilinx, Inc.	3,874	124

		4,533

Utilities - 11.3%
AGL Resources, Inc.	1,991	84
Alliant Energy Corp.	2,278	100
Ameren Corp.	3,550	118
American Electric Power Co., Inc.	4,581	189
AT&T, Inc.	38,737	1,172
Atmos Energy Corp.	2,447	82
CenterPoint Energy, Inc.	5,746	115
CenturyLink, Inc.	5,663	211
CMS Energy Corp.	4,665	103
Consolidated Edison, Inc.	2,878	179
Constellation Energy Group, Inc.	2,759	109
DTE Energy Co.	2,291	125
Energen Corp.	1,944	97
Entergy Corp.	2,038	149
Exelon Corp.	5,559	241
FirstEnergy Corp.	3,971	176
Frontier Communications Corp.	16,181	83
Great Plains Energy, Inc.	4,019	88
Integrys Energy Group, Inc.	1,740	94
MDU Resources Group, Inc.	4,365	94
NextEra Energy, Inc.	3,762	229
NiSource, Inc.	4,594	109
Northeast Utilities	2,915	105
NSTAR	2,004	94
NV Energy, Inc.	5,637	92
ONEOK, Inc.	1,603	139
Pinnacle West Capital Corp.	2,099	101
PPL Corp.	5,698	168
Public Service Enterprise Group, Inc.	4,953	163
Questar Corp.	4,569	91
Southern Co.	6,728	311
Southern Union Co.	2,279	96

	Principal Amount ($) or Shares	Market Value $
TECO Energy, Inc.	4,917	94
Verizon Communications, Inc.	19,136	768
Wisconsin Energy Corp.	3,406	119
Xylem, Inc.	2,591	67

		6,355

Total Common Stocks (cost $54,888)		56,175

Total Investments - 99.7% (identified cost $54,888)		56,175

Other Assets and Liabilities, Net - 0.3%		144

Net Assets - 100.0%		56,319

See accompanying notes which are an integral part of this quarterly report.

20	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$5,523	$—	$—	$5,523
Consumer Staples	3,725	—	—	3,725
Energy	6,588	—	—	6,588
Financial Services	10,646	—	—	10,646
Health Care	7,846	—	—	7,846
Materials and Processing	3,300	—	—	3,300
Producer Durables	7,659	—	—	7,659
Technology	4,533	—	—	4,533
Utilities	6,355	—	—	6,355

Total Investments	56,175	—	—	56,175

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Equity Income ETF	21

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 10.6%
American Eagle Outfitters, Inc.	630	10
Autoliv, Inc.	206	11
Best Buy Co., Inc.	604	14
Big Lots, Inc. (Æ)	191	7
Brinker International, Inc.	218	6
Career Education Corp. (Æ)	417	3
CarMax, Inc. (Æ)	431	13
Carnival Corp.	705	23
CBS Corp. Class B	957	26
Chico’s FAS, Inc.	484	5
Choice Hotels International, Inc.	182	7
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	521	7
Comcast Corp. Class A	2,274	54
DeVry, Inc.	135	5
Dillard’s, Inc. Class A	145	6
DR Horton, Inc.	852	11
DreamWorks Animation SKG, Inc. Class A (Æ)	335	6
DSW, Inc. Class A	97	4
Education Management Corp. (Æ)	346	10
Federal-Mogul Corp. (Æ)	323	5
Foot Locker, Inc.	421	10
Ford Motor Co.	2,602	28
Fortune Brands Home & Security, Inc. (Æ)	268	5
GameStop Corp. Class A	375	9
Gannett Co., Inc.	773	10
Gap, Inc. (The)	771	14
General Motors Co. (Æ)	1,216	25
Genuine Parts Co.	236	14
Harman International Industries, Inc.	186	7
Home Depot, Inc.	979	41
Hyatt Hotels Corp. Class A (Æ)	188	7
International Game Technology	493	8
Interpublic Group of Cos., Inc. (The)	1,010	10
Jarden Corp.	275	8
JC Penney Co., Inc.	381	13
Johnson Controls, Inc.	832	26
KAR Auction Services, Inc. (Æ)	395	5
Kohl’s Corp.	148	7
Liberty Media Corp. - Interactive (Æ)	1,086	18
Liberty Media Corp. - Liberty Capital Class A (Æ)	280	22
Lowe’s Cos., Inc.	1,940	49
Macy’s, Inc.	657	21
Madison Square Garden Co. (The) Class A (Æ)	271	8
MGM Resorts International (Æ)	832	9
Mohawk Industries, Inc. (Æ)	177	11
Newell Rubbermaid, Inc.	751	12
Orchard Supply Hardware Stores Corp. Class A (Æ)	5	—
Penn National Gaming, Inc. (Æ)	221	8
PulteGroup, Inc. (Æ)	1,557	10
PVH Corp.	142	10

	Principal Amount ($) or Shares	Market Value $
RadioShack Corp.	508	5
Royal Caribbean Cruises, Ltd.	281	7
Sears Holdings Corp. (Æ)	127	4
Service Corp. International	792	8
Signet Jewelers, Ltd.	244	11
Snap-on, Inc.	161	8
Stanley Black & Decker, Inc.	310	21
Staples, Inc.	1,266	18
Target Corp.	955	49
Thor Industries, Inc.	249	7
Time Warner, Inc.	1,567	57
TRW Automotive Holdings Corp. (Æ)	268	9
Wal-Mart Stores, Inc.	652	39
Washington Post Co. (The) Class B	20	7
Wendy’s Co. (The)	1,347	7
Whirlpool Corp.	184	9
WMS Industries, Inc. (Æ)	324	7
Wyndham Worldwide Corp.	377	14

		945

Consumer Staples - 7.0%
Archer-Daniels-Midland Co.	1,061	30
Beam, Inc.	284	15
Bunge, Ltd.	219	13
Coca-Cola Enterprises, Inc.	276	7
Colgate-Palmolive Co.	112	10
ConAgra Foods, Inc.	650	17
Constellation Brands, Inc. Class A (Æ)	482	10
Corn Products International, Inc.	132	7
CVS Caremark Corp.	1,929	79
Dean Foods Co. (Æ)	759	8
Energizer Holdings, Inc. (Æ)	157	12
Hormel Foods Corp.	247	7
Kraft Foods, Inc. Class A	2,322	87
Kroger Co. (The)	399	10
Molson Coors Brewing Co. Class B	287	12
Procter & Gamble Co. (The)	3,504	234
Ralcorp Holdings, Inc. (Æ)	129	11
Safeway, Inc.	729	15
Smithfield Foods, Inc. (Æ)	443	11
SUPERVALU, Inc.	951	8
Tyson Foods, Inc. Class A	648	13
Walgreen Co.	200	7

		623

Energy - 12.7%
Alpha Natural Resources, Inc. (Æ)	378	8
Apache Corp.	418	38
Arch Coal, Inc.	549	8
Atwood Oceanics, Inc. (Æ)	181	7
Baker Hughes, Inc.	439	21
Cameron International Corp. (Æ)	190	9
Chesapeake Energy Corp.	1,036	23
Chevron Corp.	2,547	271
ConocoPhillips	1,932	141
Denbury Resources, Inc. (Æ)	469	7
Devon Energy Corp.	643	40

22	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Diamond Offshore Drilling, Inc.	128	7
EQT Corp.	189	10
Exxon Mobil Corp.	1,762	149
Forest Oil Corp. (Æ)	336	5
Hess Corp.	482	27
Hubbell, Inc. Class B	168	11
Marathon Oil Corp.	1,136	33
Murphy Oil Corp.	314	18
Nabors Industries, Ltd. (Æ)	735	13
National Oilwell Varco, Inc.	647	44
Newfield Exploration Co. (Æ)	185	7
Occidental Petroleum Corp.	829	78
Oil States International, Inc. (Æ)	97	8
Patterson-UTI Energy, Inc.	433	9
Plains Exploration & Production Co. (Æ)	381	14
QEP Resources, Inc.	212	6
Quicksilver Resources, Inc. (Æ)	722	5
SEACOR Holdings, Inc. (Æ)	83	7
Spectra Energy Corp.	1,033	32
Sunoco, Inc.	300	12
SunPower Corp. Class A (Æ)	671	4
Tesoro Corp. (Æ)	414	10
Valero Energy Corp.	996	21
Williams Cos., Inc. (The)	947	31

		1,134

Financial Services - 26.1%
ACE, Ltd.	514	36
Aflac, Inc.	739	32
Alexandria Real Estate Equities, Inc. (ö)	152	11
Alleghany Corp. (Æ)	24	7
Allied World Assurance Co. Holdings AG	131	8
Allstate Corp. (The)	872	24
American Capital, Ltd. (Æ)	1,119	8
American Financial Group, Inc.	247	9
American International Group, Inc. (Æ)	780	18
Ameriprise Financial, Inc.	430	21
Annaly Capital Management, Inc. (ö)	1,534	25
Aon Corp.	539	25
Aspen Insurance Holdings, Ltd.	283	8
Associated Banc-Corp.	698	8
Assurant, Inc.	249	10
Assured Guaranty, Ltd.	639	8
Axis Capital Holdings, Ltd.	339	11
Bank of America Corp.	14,156	79
Bank of New York Mellon Corp. (The)	1,891	38
BB&T Corp.	1,121	28
Berkshire Hathaway, Inc. Class B (Æ)	2,369	181
BlackRock, Inc. Class A	86	15
BOK Financial Corp.	127	7
Capital One Financial Corp.	712	30
Capitol Federal Financial, Inc.	635	7
Chimera Investment Corp. (ö)	2,930	7
Chubb Corp. (The)	456	32
Cincinnati Financial Corp.	358	11
CIT Group, Inc. (Æ)	408	14
Citigroup, Inc.	4,002	105

	Principal Amount ($) or Shares	Market Value $
City National Corp.	180	8
CME Group, Inc. Class A	106	26
CNA Financial Corp.	223	6
Comerica, Inc.	455	12
Commerce Bancshares, Inc.	234	9
CommonWealth REIT (ö)	338	6
CoreLogic, Inc. (Æ)	542	7
Cullen/Frost Bankers, Inc.	165	9
Discover Financial Services	837	20
E*Trade Financial Corp. (Æ)	850	7
East West Bancorp, Inc.	474	9
Endurance Specialty Holdings, Ltd.	181	7
Everest Re Group, Ltd.	116	10
Fidelity National Financial, Inc. Class A	582	9
Fidelity National Information Services, Inc.	525	14
Fifth Third Bancorp	1,641	21
First Citizens BancShares, Inc. Class A (Æ)	38	7
First Horizon National Corp.	1,090	9
First Niagara Financial Group, Inc.	902	8
First Republic Bank (Æ)	294	9
Fiserv, Inc. (Æ)	124	7
Fulton Financial Corp.	855	8
Genworth Financial, Inc. Class A (Æ)	1,407	9
Goldman Sachs Group, Inc. (The)	733	66
Hartford Financial Services Group, Inc.	871	14
HCP, Inc. (ö)	658	27
Hudson City Bancorp, Inc.	1,387	9
Huntington Bancshares, Inc.	2,047	11
Invesco, Ltd.	890	18
Janus Capital Group, Inc.	974	6
Jefferies Group, Inc.	530	7
Jones Lang LaSalle, Inc.	97	6
JPMorgan Chase & Co.	5,384	179
Kemper Corp.	248	7
KeyCorp	1,988	15
Legg Mason, Inc.	366	9
Liberty Property Trust (ö)	302	9
Lincoln National Corp.	698	14
Loews Corp.	543	20
M&T Bank Corp.	228	17
Marsh & McLennan Cos., Inc.	886	28
Mercury General Corp.	149	7
MetLife, Inc.	1,252	39
Morgan Stanley	2,350	36
NASDAQ OMX Group, Inc. (The) (Æ)	332	8
New York Community Bancorp, Inc.	943	12
Northern Trust Corp.	411	16
NYSE Euronext	426	11
PartnerRe, Ltd. - ADR	172	11
People’s United Financial, Inc.	786	10
Piedmont Office Realty Trust, Inc. Class A (ö)	498	9
PNC Financial Services Group, Inc.	782	45
Popular, Inc. (Æ)	4,264	6
Principal Financial Group, Inc.	615	15
Progressive Corp. (The)	1,108	22
Protective Life Corp.	388	9

Russell Low P/E ETF	23

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Prudential Financial, Inc.	741	37
Raymond James Financial, Inc.	302	9
Regions Financial Corp.	2,966	13
Reinsurance Group of America, Inc. Class A	192	10
StanCorp Financial Group, Inc.	220	8
State Street Corp.	796	32
SunTrust Banks, Inc.	949	17
Synovus Financial Corp.	5,123	7
TCF Financial Corp.	693	7
Thomson Reuters Corp.	423	11
Torchmark Corp.	264	12
Transatlantic Holdings, Inc.	172	9
Unum Group	613	13
US Bancorp	2,742	74
Validus Holdings, Ltd.	263	8
Visa, Inc. Class A	521	53
Washington Federal, Inc.	490	7
Wells Fargo & Co.	6,217	171
Weyerhaeuser Co. (ö)	784	15
White Mountains Insurance Group, Ltd.	20	9
WR Berkley Corp.	298	10
XL Group PLC Class A	639	13

		2,323

Health Care - 12.2%
Abbott Laboratories	210	12
Aetna, Inc.	619	26
Alere, Inc. (Æ)	335	8
AMERIGROUP Corp. Class A (Æ)	131	8
Amgen, Inc.	1,313	84
Baxter International, Inc.	153	8
Bio-Rad Laboratories, Inc. Class A (Æ)	74	7
Bristol-Myers Squibb Co.	2,402	85
Cardinal Health, Inc.	335	14
CareFusion Corp. (Æ)	385	10
Cigna Corp.	460	19
Community Health Systems, Inc. (Æ)	398	7
Coventry Health Care, Inc. (Æ)	347	11
Covidien PLC	403	18
Eli Lilly & Co.	1,030	43
Forest Laboratories, Inc. (Æ)	518	16
Health Net, Inc. (Æ)	292	9
Henry Schein, Inc. (Æ)	128	8
Hill-Rom Holdings, Inc.	154	5
Hologic, Inc. (Æ)	632	11
Hospira, Inc. (Æ)	146	4
Humana, Inc.	281	25
Life Technologies Corp. (Æ)	328	13
LifePoint Hospitals, Inc. (Æ)	188	7
Medtronic, Inc.	324	12
Merck & Co., Inc.	4,204	158
Mylan, Inc. (Æ)	306	7
Omnicare, Inc.	325	11
Patterson Cos., Inc.	235	7
PerkinElmer, Inc.	376	7
Pfizer, Inc.	10,675	231

	Principal Amount ($) or Shares	Market Value $
Qiagen NV (Æ)	612	8
Teleflex, Inc.	134	8
Tenet Healthcare Corp. (Æ)	1,639	8
Thermo Fisher Scientific, Inc. (Æ)	590	27
UnitedHealth Group, Inc.	1,532	78
VCA Antech, Inc. (Æ)	380	7
Warner Chilcott PLC Class A (Æ)	326	5
WellPoint, Inc.	557	37
Zimmer Holdings, Inc.	334	18

		1,087

Materials and Processing - 3.6%
AK Steel Holding Corp.	785	6
Alcoa, Inc.	1,855	16
Armstrong World Industries, Inc. (Æ)	147	6
Ashland, Inc.	208	12
Cabot Corp.	265	9
CF Industries Holdings, Inc.	51	7
Commercial Metals Co.	617	9
Cytec Industries, Inc.	189	8
Domtar Corp.	115	9
Dow Chemical Co. (The)	1,755	50
Greif, Inc. Class A	149	7
Huntsman Corp.	657	7
International Paper Co.	641	19
LyondellBasell Industries NV Class A	558	18
MeadWestvaco Corp.	401	12
Newmont Mining Corp.	708	43
Nucor Corp.	554	22
Owens Corning (Æ)	366	11
Owens-Illinois, Inc. (Æ)	505	10
Reliance Steel & Aluminum Co.	214	10
Rockwood Holdings, Inc. (Æ)	135	5
Schnitzer Steel Industries, Inc. Class A	140	6
Sealed Air Corp.	486	8
Steel Dynamics, Inc.	519	7
WR Grace & Co. (Æ)	144	7

		324

Producer Durables - 11.0%
AECOM Technology Corp. (Æ)	337	7
AGCO Corp. (Æ)	260	11
Alexander & Baldwin, Inc.	169	7
Alliant Techsystems, Inc.	121	7
Avery Dennison Corp.	302	9
BE Aerospace, Inc. (Æ)	139	5
Boeing Co. (The)	182	13
Booz Allen Hamilton Holding Corp. Class A (Æ)	296	5
Carlisle Cos., Inc.	211	9
Chicago Bridge & Iron Co. NV	216	8
Cintas Corp.	313	11
CNH Global NV (Æ)	197	7
Con-way, Inc.	264	8
Copa Holdings SA Class A	81	5
Corrections Corp. of America (Æ)	334	7
Crane Co.	187	9

24	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Delta Air Lines, Inc. (Æ)	1,027	8
Eaton Corp.	402	18
FedEx Corp.	461	38
Flowserve Corp.	67	7
General Cable Corp. (Æ)	220	6
General Dynamics Corp.	519	34
General Electric Co.	14,273	256
Genpact, Ltd. (Æ)	341	5
GrafTech International, Ltd. (Æ)	509	7
Harsco Corp.	330	7
Ingersoll-Rand PLC	248	8
Itron, Inc. (Æ)	202	7
ITT Corp.	173	3
Jacobs Engineering Group, Inc. (Æ)	302	12
Kansas City Southern (Æ)	124	8
KBR, Inc.	364	10
Kennametal, Inc.	229	8
L-3 Communications Holdings, Inc.	210	14
Lexmark International, Inc. Class A	266	9
Lockheed Martin Corp.	108	9
Manpower, Inc.	238	9
McDermott International, Inc. (Æ)	445	5
Monster Worldwide, Inc. (Æ)	780	6
Navistar International Corp. (Æ)	180	7
Northrop Grumman Corp.	448	26
Oshkosh Corp. (Æ)	398	9
Pentair, Inc.	266	9
Pitney Bowes, Inc.	473	9
Quanta Services, Inc. (Æ)	516	11
Raytheon Co.	575	28
Regal-Beloit Corp.	147	7
Republic Services, Inc. Class A	578	16
RR Donnelley & Sons Co.	557	8
Ryder System, Inc.	186	10
Shaw Group, Inc. (The) (Æ)	307	8
Southwest Airlines Co.	1,402	12
Spirit Aerosystems Holdings, Inc. Class A (Æ)	404	8
SPX Corp.	145	9
Teekay Corp.	256	7
Textron, Inc.	591	11
Thomas & Betts Corp. (Æ)	162	9
Trinity Industries, Inc.	309	9
Tyco International, Ltd.	723	34
Union Pacific Corp.	598	63
United Continental Holdings, Inc. (Æ)	291	5
URS Corp. (Æ)	248	9
UTi Worldwide, Inc.	359	5
Verisk Analytics, Inc. Class A (Æ)	151	6
WESCO International, Inc. (Æ)	160	8
Xerox Corp.	2,470	20

		985

Technology - 5.6%
Activision Blizzard, Inc.	924	11
Akamai Technologies, Inc. (Æ)	242	8
Amdocs, Ltd. (Æ)	405	12

	Principal Amount ($) or Shares	Market Value $
AOL, Inc. (Æ)	505	8
Applied Materials, Inc.	2,046	22
Arrow Electronics, Inc. (Æ)	288	11
Atmel Corp. (Æ)	581	5
Avnet, Inc. (Æ)	369	11
AVX Corp.	418	5
Brocade Communications Systems, Inc. (Æ)	1,621	8
Computer Sciences Corp.	382	9
Corning, Inc.	2,448	32
Cree, Inc. (Æ)	304	7
Dell, Inc. (Æ)	878	13
Diebold, Inc.	245	7
DST Systems, Inc.	139	6
EchoStar Corp. Class A (Æ)	236	5
Fairchild Semiconductor International, Inc. Class A (Æ)	568	7
Harris Corp.	250	9
Hewlett-Packard Co.	3,066	79
IAC/InterActiveCorp	211	9
Ingram Micro, Inc. Class A (Æ)	483	9
International Rectifier Corp. (Æ)	316	6
Intersil Corp. Class A	508	5
Jabil Circuit, Inc.	290	6
KLA-Tencor Corp.	164	8
Lambda TD Software, Inc. (Æ)	346	3
LSI Corp. (Æ)	1,371	8
Marvell Technology Group, Ltd. (Æ)	969	13
MEMC Electronic Materials, Inc. (Æ)	959	4
Micron Technology, Inc. (Æ)	2,072	13
Molex, Inc.	393	9
Motorola Solutions, Inc.	500	23
NCR Corp. (Æ)	304	5
Novellus Systems, Inc. (Æ)	252	10
PMC - Sierra, Inc. (Æ)	1,021	6
QLogic Corp. (Æ)	371	6
SAIC, Inc. (Æ)	643	8
Tech Data Corp. (Æ)	162	8
Teradyne, Inc. (Æ)	629	9
Vishay Intertechnology, Inc. (Æ)	713	6
Western Digital Corp. (Æ)	476	15
Yahoo!, Inc. (Æ)	2,038	33

		497

Utilities - 10.9%
AES Corp. (The) (Æ)	1,312	16
Alliant Energy Corp.	259	11
Ameren Corp.	464	15
American Electric Power Co., Inc.	743	31
AT&T, Inc.	7,960	241
Atmos Energy Corp.	254	8
Calpine Corp. (Æ)	772	13
CMS Energy Corp.	553	12
Constellation Energy Group, Inc.	360	14
DTE Energy Co.	312	17
Duke Energy Corp.	1,993	44
Edison International	543	22

Russell Low P/E ETF	25

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Energen Corp.	198	10
Entergy Corp.	300	22
Exelon Corp.	985	43
FirstEnergy Corp.	643	28
GenOn Energy, Inc. (Æ)	2,684	7
Great Plains Energy, Inc.	405	9
Hawaiian Electric Industries, Inc.	306	8
Integrys Energy Group, Inc.	193	10
National Fuel Gas Co.	183	10
NextEra Energy, Inc.	635	39
NII Holdings, Inc. (Æ)	192	4
NiSource, Inc.	572	14
Northeast Utilities	362	13
NRG Energy, Inc. (Æ)	523	9
NV Energy, Inc.	608	10
Pepco Holdings, Inc.	528	11
Pinnacle West Capital Corp.	245	12
Public Service Enterprise Group, Inc.	796	26
SCANA Corp.	260	12
Sempra Energy	400	22
Sprint Nextel Corp. (Æ)	5,430	13
TECO Energy, Inc.	538	10
Telephone & Data Systems, Inc.	334	9
Time Warner Telecom, Inc. Class A (Æ)	294	6
UGI Corp.	313	9
US Cellular Corp. (Æ)	129	6
Vectren Corp.	269	8
Verizon Communications, Inc.	3,006	121
Xcel Energy, Inc.	814	22
Xylem, Inc.	346	9

		976

Total Common Stocks (cost $9,584)		8,894

Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Orchard Supply Hardware Stores Corp.	5	—

Total Preferred Stocks (cost $—±)		—

Total Investments - 99.7% (identified cost $9,584)		8,894

Other Assets and Liabilities, Net - 0.3%		24

Net Assets - 100.0%		8,918

See accompanying notes which are an integral part of this quarterly report.

26	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$945	$—	$—	$945
Consumer Staples	623	—	—	623
Energy	1,134	—	—	1,134
Financial Services	2,323	—	—	2,323
Health Care	1,087	—	—	1,087
Materials and Processing	324	—	—	324
Producer Durables	985	—	—	985
Technology	497	—	—	497
Utilities	976	—	—	976
Preferred Stocks	—	—	—	—

Total Investments	8,894	—	—	8,894

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Low P/E ETF	27

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 14.8%
Amerigon, Inc. (Æ)	1,752	25
Ancestry.com, Inc. (Æ)	656	15
ANN, Inc. (Æ)	534	13
Arbitron, Inc.	335	12
Asbury Automotive Group, Inc. (Æ)	652	14
BJ’s Restaurants, Inc. (Æ)	503	23
Blue Nile, Inc. (Æ)	316	13
Bridgepoint Education, Inc. (Æ)	555	13
Brunswick Corp.	796	14
Cabela’s, Inc. (Æ)	523	13
Caribou Coffee Co., Inc. (Æ)	807	11
Carter’s, Inc. (Æ)	407	16
Cheesecake Factory, Inc. (The) (Æ)	447	13
Chico’s FAS, Inc.	881	10
Columbia Sportswear Co.	233	11
Constant Contact, Inc. (Æ)	1,215	27
Crocs, Inc. (Æ)	854	13
Deckers Outdoor Corp. (Æ)	262	20
Dick’s Sporting Goods, Inc.	358	13
Dorman Products, Inc. (Æ)	388	14
Elizabeth Arden, Inc. (Æ)	392	15
Express, Inc. (Æ)	658	13
Gentex Corp.	902	26
Goodyear Tire & Rubber Co. (The) (Æ)	1,857	26
Harman International Industries, Inc.	348	13
Hibbett Sports, Inc. (Æ)	337	15
HSN, Inc.	393	14
JOS A Bank Clothiers, Inc. (Æ)	239	12
K12, Inc. (Æ)	862	15
Knology, Inc. (Æ)	923	13
Krispy Kreme Doughnuts, Inc. (Æ)	2,541	17
Madison Square Garden Co. (The) Class A (Æ)	522	15
Monro Muffler Brake, Inc.	591	23
Morgans Hotel Group Co. (Æ)	1,784	11
Nu Skin Enterprises, Inc. Class A	297	14
NVR, Inc. (Æ)	20	14
Penn National Gaming, Inc. (Æ)	308	12
Polaris Industries, Inc.	229	13
Red Robin Gourmet Burgers, Inc. (Æ)	393	11
Rue21, Inc. (Æ)	489	11
Sally Beauty Holdings, Inc. (Æ)	747	16
Shuffle Master, Inc. (Æ)	1,421	17
Shutterfly, Inc. (Æ)	424	10
Sinclair Broadcast Group, Inc. Class A	1,592	18
Tempur-Pedic International, Inc. (Æ)	210	11
Tenneco, Inc. (Æ)	374	11
Tractor Supply Co.	381	26
Travelzoo, Inc. (Æ)	632	16
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	393	26
Under Armour, Inc. Class A (Æ)	328	24
Valuevision Media, Inc. Class A (Æ)	6,006	11
WABCO Holdings, Inc. (Æ)	263	11
Warnaco Group, Inc. (The)(Æ)	230	12

	Principal Amount ($) or Shares	Market Value $
Wet Seal, Inc. (The) Class A (Æ)	4,640	15
Zagg, Inc. (Æ)	1,554	11

		841

Consumer Staples - 1.9%
Boston Beer Co., Inc. Class A (Æ)	155	17
Casey’s General Stores, Inc.	281	14
Corn Products International, Inc.	269	14
Diamond Foods, Inc.	289	9
Heckmann Corp. (Æ)	4,006	27
Peet’s Coffee & Tea, Inc. (Æ)	398	25

		106

Energy - 11.9%
Approach Resources, Inc. (Æ)	1,251	37
Basic Energy Services, Inc. (Æ)	1,056	21
Berry Petroleum Co. Class A	471	20
BPZ Resources, Inc. (Æ)	6,293	18
Capstone Turbine Corp. (Æ)	19,247	22
CARBO Ceramics, Inc.	145	18
Carrizo Oil & Gas, Inc. (Æ)	769	20
Cheniere Energy, Inc. (Æ)	2,987	26
Clayton Williams Energy, Inc. (Æ)	221	17
Complete Production Services, Inc. (Æ)	798	27
CVR Energy, Inc. (Æ)	431	8
Energy XXI Bermuda, Ltd. (Æ)	471	15
Flotek Industries, Inc. (Æ)	3,345	33
FX Energy, Inc. (Æ)	3,695	18
GeoResources, Inc. (Æ)	997	29
Goodrich Petroleum Corp. (Æ)	1,442	20
GT Advanced Technologies, Inc. (Æ)	1,004	7
Gulfport Energy Corp. (Æ)	434	13
Houston American Energy Corp. (Æ)	1,342	16
Key Energy Services, Inc. (Æ)	1,612	25
Kodiak Oil & Gas Corp. (Æ)	3,869	37
Lufkin Industries, Inc.	371	25
Matrix Service Co. (Æ)	1,128	11
Northern Oil and Gas, Inc. (Æ)	1,130	27
Oasis Petroleum, Inc. (Æ)	871	25
Oil States International, Inc. (Æ)	188	14
Patterson-UTI Energy, Inc.	945	19
Pioneer Drilling Co. (Æ)	1,827	18
Resolute Energy Corp. (Æ)	909	10
Rex Energy Corp. (Æ)	1,025	15
Rosetta Resources, Inc. (Æ)	507	22
RPC, Inc.	892	16
Superior Energy Services, Inc. (Æ)	654	19
Tesco Corp. (Æ)	734	9

		677

Financial Services - 3.8%
Advent Software, Inc. (Æ)	542	13
Cardtronics, Inc. (Æ)	508	14
Cohen & Steers, Inc.	317	9
DFC Global Corp. (Æ)	1,056	19
Encore Capital Group, Inc. (Æ)	518	11

28	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Engines, Inc. (Æ)	1,037	23
First Cash Financial Services, Inc. (Æ)	497	17
Global Payments, Inc.	267	13
Heartland Payment Systems, Inc.	1,088	27
Investors Bancorp, Inc. (Æ)	852	11
MSCI, Inc. Class A (Æ)	355	12
Signature Bank (Æ)	226	14
World Acceptance Corp. (Æ)	193	14
Wright Express Corp. (Æ)	299	16

		213

Health Care - 21.4%
Abiomed, Inc. (Æ)	1,860	35
Accretive Health, Inc. (Æ)	861	20
Air Methods Corp. (Æ)	352	30
Akorn, Inc. (Æ)	2,881	32
Align Technology, Inc. (Æ)	1,217	29
Alkermes PLC (Æ)	1,332	23
Allscripts Healthcare Solutions, Inc. (Æ)	683	13
Analogic Corp.	467	27
Ardea Biosciences, Inc. (Æ)	778	13
Ariad Pharmaceuticals, Inc. (Æ)	2,358	29
Arqule, Inc. (Æ)	2,888	16
Athenahealth, Inc. (Æ)	401	20
Biosante Pharmaceuticals, Inc. (Æ)	8,888	4
Brookdale Senior Living, Inc. Class A (Æ)	761	13
Bruker Corp. (Æ)	861	11
Cell Therapeutics, Inc. (Æ)	19,571	23
Cepheid, Inc. (Æ)	643	22
Cooper Cos., Inc. (The)	163	11
Cubist Pharmaceuticals, Inc. (Æ)	674	27
Cyberonics, Inc. (Æ)	822	28
Depomed, Inc. (Æ)	1,971	10
DexCom, Inc. (Æ)	1,942	18
Emeritus Corp. (Æ)	701	12
Endo Pharmaceuticals Holdings, Inc. (Æ)	394	14
Endologix, Inc. (Æ)	2,441	28
Genomic Health, Inc. (Æ)	951	24
Hanger Orthopedic Group, Inc. (Æ)	653	12
HeartWare International, Inc. (Æ)	369	25
Impax Laboratories, Inc. (Æ)	1,174	24
Incyte Corp., Ltd. (Æ)	1,437	22
Insulet Corp. (Æ)	1,327	25
Integra LifeSciences Holdings Corp. (Æ)	307	9
ISTA Pharmaceuticals, Inc. (Æ)	5,043	37
Jazz Pharmaceuticals PLC (Æ)	538	21
Luminex Corp. (Æ)	1,010	21
MAKO Surgical Corp. (Æ)	649	16
Masimo Corp. (Æ)	497	9
Medicines Co. (The) (Æ)	864	16
Merge Healthcare, Inc. (Æ)	3,945	19
Merit Medical Systems, Inc. (Æ)	842	11
Nektar Therapeutics (Æ)	2,141	12
Neurocrine Biosciences, Inc. (Æ)	2,045	17
NxStage Medical, Inc. (Æ)	1,268	23
Omnicell, Inc. (Æ)	1,485	25
Onyx Pharmaceuticals, Inc. (Æ)	371	16

	Principal Amount ($) or Shares	Market Value $
Opko Health, Inc. (Æ)	5,596	27
Orexigen Therapeutics, Inc. (Æ)	8,884	14
Orthofix International NV (Æ)	334	12
Questcor Pharmaceuticals, Inc. (Æ)	774	32
Regeneron Pharmaceuticals, Inc. (Æ)	393	22
Rigel Pharmaceuticals, Inc. (Æ)	2,939	23
Seattle Genetics, Inc. (Æ)	1,334	22
SIGA Technologies, Inc. (Æ)	2,135	5
SonoSite, Inc. (Æ)	801	44
Spectrum Pharmaceuticals, Inc. (Æ)	1,454	21
SXC Health Solutions Corp. (Æ)	425	24
Targacept, Inc. (Æ)	753	4
Universal Health Services, Inc. Class B	295	11
Volcano Corp. (Æ)	780	19
Zalicus, Inc. (Æ)	7,660	9
Zoll Medical Corp. (Æ)	519	33

		1,214

Materials and Processing - 3.4%
Calgon Carbon Corp. (Æ)	1,460	24
Carpenter Technology Corp.	461	25
Compass Minerals International, Inc.	162	11
Globe Specialty Metals, Inc.	1,379	18
Graphic Packaging Holding Co. (Æ)	2,911	12
Hexcel Corp. (Æ)	534	13
Interface, Inc. Class A	813	9
Intrepid Potash, Inc. (Æ)	684	15
Martin Marietta Materials, Inc.	178	13
Polypore International, Inc. (Æ)	377	17
Royal Gold, Inc.	160	11
Stillwater Mining Co. (Æ)	796	8
Temple-Inland, Inc.	514	16

		192

Producer Durables - 14.9%
A123 Systems, Inc. (Æ)	4,762	8
Advisory Board Co. (The) (Æ)	374	28
Aerovironment, Inc. (Æ)	428	13
Allegiant Travel Co. Class A (Æ)	268	14
Astec Industries, Inc. (Æ)	354	11
Barnes Group, Inc.	546	13
BE Aerospace, Inc. (Æ)	361	14
Blount International, Inc. (Æ)	780	11
Carlisle Cos., Inc.	313	14
CIRCOR International, Inc.	355	13
Clean Harbors, Inc. (Æ)	433	28
Colfax Corp. (Æ)	928	26
CoStar Group, Inc. (Æ)	452	31
Dice Holdings, Inc. (Æ)	2,289	19
Dycom Industries, Inc. (Æ)	689	14
Echo Global Logistics, Inc. (Æ)	1,656	27
EnPro Industries, Inc. (Æ)	316	10
FARO Technologies, Inc. (Æ)	609	28
Forward Air Corp.	445	14
Franklin Electric Co., Inc.	286	12
Gardner Denver, Inc.	156	12
Graco, Inc.	318	13

Russell Small Cap Aggressive Growth ETF	29

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Insperity, Inc.	492	12
Kaman Corp. Class A	359	10
Knoll, Inc.	775	12
Lincoln Electric Holdings, Inc.	369	14
Lindsay Corp.	197	11
Liquidity Services, Inc. (Æ)	965	37
LoopNet, Inc. (Æ)	1,321	24
MasTec, Inc. (Æ)	1,040	18
Maxwell Technologies, Inc. (Æ)	1,340	22
Measurement Specialties, Inc. (Æ)	392	11
Mistras Group, Inc. (Æ)	1,157	29
National Instruments Corp.	915	24
Old Dominion Freight Line, Inc. (Æ)	391	16
OSI Systems, Inc. (Æ)	324	16
Raven Industries, Inc.	226	14
Robert Half International, Inc.	528	15
Steelcase, Inc. Class A	1,480	11
Sun Hydraulics Corp.	416	10
Team, Inc. (Æ)	504	15
Tennant Co.	525	20
Titan International, Inc.	1,074	21
Titan Machinery, Inc. (Æ)	462	10
Toro Co. (The)	225	14
TransDigm Group, Inc. (Æ)	253	24
Trimas Corp. (Æ)	634	11
Trimble Navigation, Ltd. (Æ)	340	15
Triumph Group, Inc.	240	14
TrueBlue, Inc. (Æ)	872	12
Twin Disc, Inc.	316	11

		846

Technology - 26.5%
3D Systems Corp. (Æ)	1,271	18
AboveNet, Inc. (Æ)	205	13
Acacia Research Corp. (Æ)	529	19
ACI Worldwide, Inc. (Æ)	781	22
Acme Packet, Inc. (Æ)	498	15
Advanced Analogic Technologies, Inc. (Æ)	3,841	22
Anixter International, Inc. (Æ)	208	12
Ariba, Inc. (Æ)	857	24
Aruba Networks, Inc. (Æ)	575	11
Atmel Corp. (Æ)	1,345	11
AXT, Inc. (Æ)	1,577	7
BroadSoft, Inc. (Æ)	768	23
Cadence Design Systems, Inc. (Æ)	1,367	14
Calix, Inc. (Æ)	1,540	10
Cavium, Inc. (Æ)	722	21
Ciena Corp. (Æ)	1,900	23
CommVault Systems, Inc. (Æ)	683	29
Concur Technologies, Inc. (Æ)	556	28
Daktronics, Inc.	1,271	12
Diodes, Inc. (Æ)	629	13
DTS, Inc. (Æ)	399	11
Echelon Corp. (Æ)	2,798	14
Equinix, Inc. (Æ)	247	25
Finisar Corp. (Æ)	1,263	21
Fortinet, Inc. (Æ)	1,210	26

	Principal Amount ($) or Shares	Market Value $
ICG Group, Inc. (Æ)	1,196	9
II-VI, Inc. (Æ)	620	11
Infinera Corp. (Æ)	1,631	10
Interactive Intelligence Group, Inc. (Æ)	379	9
InterDigital, Inc.	334	15
IPG Photonics Corp. (Æ)	402	14
iRobot Corp. (Æ)	838	25
JDA Software Group, Inc. (Æ)	478	15
JDS Uniphase Corp. (Æ)	945	10
Kenexa Corp. (Æ)	1,101	29
LivePerson, Inc. (Æ)	1,968	25
LogMeIn, Inc. (Æ)	748	29
LSI Corp. (Æ)	1,800	11
Meru Networks, Inc. (Æ)	2,540	10
Micrel, Inc.	1,212	12
Microsemi Corp. (Æ)	814	14
MicroStrategy, Inc. Class A (Æ)	190	21
Netgear, Inc. (Æ)	453	15
Netlogic Microsystems, Inc. (Æ)	415	21
NetSuite, Inc. (Æ)	723	29
NeuStar, Inc. Class A (Æ)	497	17
Nuance Communications, Inc. (Æ)	670	17
NVE Corp. (Æ)	350	19
Opnet Technologies, Inc.	674	25
Parametric Technology Corp. (Æ)	698	13
Pegasystems, Inc.	572	17
Polycom, Inc. (Æ)	970	16
Power Integrations, Inc.	725	24
Rackspace Hosting, Inc. (Æ)	635	27
RealPage, Inc. (Æ)	1,118	28
RF Micro Devices, Inc. (Æ)	1,974	11
RightNow Technologies, Inc. (Æ)	711	31
Riverbed Technology, Inc. (Æ)	939	22
Rogers Corp. (Æ)	246	9
Sapient Corp.	1,171	15
SBA Communications Corp. Class A (Æ)	612	26
Silicon Image, Inc. (Æ)	2,300	11
Silicon Laboratories, Inc. (Æ)	363	16
Skyworks Solutions, Inc. (Æ)	594	10
SolarWinds, Inc. (Æ)	939	26
Solera Holdings, Inc.	209	9
Sonus Networks, Inc. (Æ)	4,732	11
Sourcefire, Inc. (Æ)	839	27
SuccessFactors, Inc. (Æ)	994	41
Super Micro Computer, Inc. (Æ)	894	14
Take-Two Interactive Software, Inc. (Æ)	1,752	24
TIBCO Software, Inc. (Æ)	1,042	25
TNS, Inc. (Æ)	741	13
Ultimate Software Group, Inc. (Æ)	457	30
VeriFone Systems, Inc. (Æ)	664	24
Virtusa Corp. (Æ)	1,468	21
Vocus, Inc. (Æ)	1,077	24
Volterra Semiconductor Corp. (Æ)	1,154	30
Web.com Group, Inc. (Æ)	2,456	28
Zix Corp. (Æ)	6,793	19

		1,498

30	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 1.2%
8x8, Inc. (Æ)	5,332	17
Clearwire Corp. Class A (Æ)	7,288	14
Cogent Communications Group, Inc. (Æ)	1,645	27
MetroPCS Communications, Inc. (Æ)	1,098	10

		68

Total Common Stocks (cost $4,723)		5,655

Total Investments - 99.8% (identified cost $4,723)		5,655

Other Assets and Liabilities, Net - 0.2%		11

Net Assets - 100.0%		5,666

See accompanying notes which are an integral part of this quarterly report.

Russell Small Cap Aggressive Growth ETF	31

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$841	$—	$—	$841
Consumer Staples	106	—	—	106
Energy	677	—	—	677
Financial Services	213	—	—	213
Health Care	1,214	—	—	1,214
Materials and Processing	192	—	—	192
Producer Durables	846	—	—	846
Technology	1,498	—	—	1,498
Utilities	68	—	—	68

Total Investments	5,655	—	—	5,655

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

32	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 20.6%
99 Cents Only Stores (Æ)	814	18
Aaron’s, Inc. Class A	559	15
American Public Education, Inc. (Æ)	681	29
America’s Car-Mart, Inc. (Æ)	937	37
Amerigon, Inc. (Æ)	2,106	30
Ancestry.com, Inc. (Æ)	788	18
Arbitron, Inc.	747	26
Bally Technologies, Inc. (Æ)	899	36
BJ’s Restaurants, Inc. (Æ)	610	28
Blue Nile, Inc. (Æ)	725	30
Body Central Corp. (Æ)	1,622	40
Buffalo Wild Wings, Inc. (Æ)	457	31
Capella Education Co. (Æ)	474	17
Carter’s, Inc. (Æ)	490	20
Chico’s FAS, Inc.	2,022	23
Coinstar, Inc. (Æ)	617	28
Columbia Sportswear Co.	283	13
Crocs, Inc. (Æ)	1,026	15
Dorman Products, Inc. (Æ)	469	17
Ethan Allen Interiors, Inc.	882	21
Grand Canyon Education, Inc. (Æ)	1,809	29
Hibbett Sports, Inc. (Æ)	752	34
Inter Parfums, Inc.	915	14
Interval Leisure Group, Inc. (Æ)	1,203	16
JOS A Bank Clothiers, Inc. (Æ)	291	14
K12, Inc. (Æ)	1,047	19
Life Time Fitness, Inc. (Æ)	396	19
Maidenform Brands, Inc. (Æ)	586	11
Matthews International Corp. Class A	454	14
Monro Muffler Brake, Inc.	712	28
Nu Skin Enterprises, Inc. Class A	665	32
Pricesmart, Inc.	428	30
QuinStreet, Inc. (Æ)	2,319	22
Rue21, Inc. (Æ)	1,119	24
Service Corp. International	1,457	16
Shuffle Master, Inc. (Æ)	1,711	20
Steiner Leisure, Ltd. (Æ)	380	17
Steven Madden, Ltd. (Æ)	776	27
Sturm Ruger & Co., Inc.	841	28
Texas Roadhouse, Inc. Class A	1,970	29
True Religion Apparel, Inc. (Æ)	917	32
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	476	31
Vera Bradley, Inc. (Æ)	803	26
VistaPrint NV (Æ)	950	29
Vitamin Shoppe, Inc. (Æ)	636	25
Warnaco Group, Inc. (The) (Æ)	529	26
WMS Industries, Inc. (Æ)	1,290	26
Wolverine World Wide, Inc.	409	15
Zagg, Inc. (Æ)	1,873	13
Zumiez, Inc. (Æ)	1,523	41

		1,199

Consumer Staples - 3.1%
Boston Beer Co., Inc. Class A (Æ)	347	38
Diamond Foods, Inc.	189	6

	Principal Amount ($) or Shares	Market Value $
Hain Celestial Group, Inc. (The) (Æ)	471	17
J&J Snack Foods Corp.	300	16
Medifast, Inc. (Æ)	1,714	24
Peet’s Coffee & Tea, Inc. (Æ)	484	30
TreeHouse Foods, Inc. (Æ)	277	18
USANA Health Sciences, Inc. (Æ)	1,092	33

		182

Energy - 5.3%
Ameresco, Inc. Class A (Æ)	2,513	34
Atwood Oceanics, Inc. (Æ)	669	27
Berry Petroleum Co. Class A	574	24
Bill Barrett Corp. (Æ)	311	11
Complete Production Services, Inc. (Æ)	969	33
Dril-Quip, Inc. (Æ)	435	29
GeoResources, Inc. (Æ)	1,208	35
GT Advanced Technologies, Inc. (Æ)	1,220	9
Key Energy Services, Inc. (Æ)	1,035	16
Lufkin Industries, Inc.	453	30
Newpark Resources, Inc. (Æ)	3,400	32
RPC, Inc.	1,087	20
Tesco Corp. (Æ)	892	11

		311

Financial Services - 7.0%
Amtrust Financial Services, Inc.	627	15
Broadridge Financial Solutions, Inc.	728	16
CBOE Holdings, Inc.	590	15
eHealth, Inc. (Æ)	1,190	17
Encore Capital Group, Inc. (Æ)	641	14
Extra Space Storage, Inc. (ö)	1,302	32
Ezcorp, Inc. Class A (Æ)	841	22
First Cash Financial Services, Inc. (Æ)	602	21
Green Dot Corp. Class A (Æ)	861	27
Greenhill & Co., Inc.	427	16
Higher One Holdings, Inc. (Æ)	1,760	32
Jack Henry & Associates, Inc.	519	17
Morningstar, Inc.	469	28
Netspend Holdings, Inc. (Æ)	4,756	39
SEI Investments Co.	871	15
Signature Bank NY (Æ)	268	16
Texas Capital Bancshares, Inc. (Æ)	591	18
Waddell & Reed Financial, Inc. Class A	477	12
World Acceptance Corp. (Æ)	229	17
Wright Express Corp. (Æ)	360	20

		409

Health Care - 11.1%
Abaxis, Inc. (Æ)	1,132	31
Air Methods Corp. (Æ)	421	36
Analogic Corp.	569	33
Bruker Corp. (Æ)	1,980	25
Cantel Medical Corp.	608	17
Chemed Corp.	257	13
Cubist Pharmaceuticals, Inc. (Æ)	437	17
Emergent Biosolutions, Inc. (Æ)	839	14
Ensign Group, Inc. (The)	638	16

Russell Small Cap Consistent Growth ETF	33

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Haemonetics Corp. (Æ)	243	15
Hanger Orthopedic Group, Inc. (Æ)	808	15
HMS Holdings Corp. (Æ)	1,070	34
ICU Medical, Inc. (Æ)	362	16
Integra LifeSciences Holdings Corp. (Æ)	373	11
IPC The Hospitalist Co., Inc. (Æ)	703	32
Masimo Corp. (Æ)	1,136	21
Medicis Pharmaceutical Corp. Class A	383	13
Merit Medical Systems, Inc. (Æ)	1,024	14
Myriad Genetics, Inc. (Æ)	764	16
Neogen Corp. (Æ)	811	25
Omnicell, Inc. (Æ)	1,789	30
PAREXEL International Corp. (Æ)	1,382	29
Quality Systems, Inc.	612	23
Sirona Dental Systems, Inc. (Æ)	325	14
SonoSite, Inc. (Æ)	964	51
Thoratec Corp. (Æ)	435	15
VCA Antech, Inc. (Æ)	819	16
West Pharmaceutical Services, Inc.	371	14
Zoll Medical Corp. (Æ)	629	40

		646

Materials and Processing - 6.3%
Acuity Brands, Inc.	324	17
AMCOL International Corp.	512	14
Armstrong World Industries, Inc. (Æ)	370	16
Balchem Corp.	680	27
Cabot Corp.	433	14
Cabot Microelectronics Corp. (Æ)	375	18
Calgon Carbon Corp. (Æ)	1,781	27
Carpenter Technology Corp.	300	15
Clarcor, Inc.	320	16
Compass Minerals International, Inc.	197	14
Dynamic Materials Corp.	750	15
Globe Specialty Metals, Inc.	1,671	22
Haynes International, Inc.	257	14
HB Fuller Co.	672	16
Hexcel Corp. (Æ)	660	16
Innophos Holdings, Inc.	358	17
Intrepid Potash, Inc. (Æ)	435	10
Kaydon Corp.	443	14
RBC Bearings, Inc. (Æ)	434	18
Schweitzer-Mauduit International, Inc.	253	17
Simpson Manufacturing Co., Inc.	524	18
Valmont Industries, Inc.	161	15

		370

Producer Durables - 25.3%
Actuant Corp. Class A	755	17
Advisory Board Co. (The) (Æ)	453	34
Aerovironment, Inc. (Æ)	983	31
Allegiant Travel Co. Class A (Æ)	323	17
Altra Holdings, Inc. (Æ)	960	18
AO Smith Corp.	379	15
Astec Industries, Inc. (Æ)	430	14
AZZ, Inc.	596	27
Badger Meter, Inc.	425	13

	Principal Amount ($) or Shares	Market Value $
Barnes Group, Inc.	647	16
Carlisle Cos., Inc.	387	17
Chart Industries, Inc. (Æ)	321	17
Clean Harbors, Inc. (Æ)	281	18
Colfax Corp. (Æ)	594	17
Copa Holdings SA Class A	219	13
Copart, Inc. (Æ)	654	31
Corporate Executive Board Co. (The)	856	33
CoStar Group, Inc. (Æ)	550	37
Cubic Corp.	670	29
Dice Holdings, Inc. (Æ)	2,771	23
ESCO Technologies, Inc.	906	26
Exponent, Inc. (Æ)	359	17
FARO Technologies, Inc. (Æ)	743	34
Forrester Research, Inc.	835	28
Forward Air Corp.	534	17
Franklin Electric Co., Inc.	353	15
FTI Consulting, Inc. (Æ)	417	18
Genesee & Wyoming, Inc. Class A (Æ)	542	33
Genpact, Ltd. (Æ)	1,689	25
Global Power Equipment Group, Inc. (Æ)	1,151	27
Graco, Inc.	711	29
GrafTech International, Ltd. (Æ)	949	13
Heartland Express, Inc.	980	14
HEICO Corp.	517	30
Huron Consulting Group, Inc. (Æ)	885	34
Knight Transportation, Inc.	1,846	29
Landstar System, Inc.	696	33
Lindsay Corp.	453	25
Liquidity Services, Inc. (Æ)	1,170	44
MasTec, Inc. (Æ)	1,268	22
Measurement Specialties, Inc. (Æ)	896	25
Middleby Corp. (Æ)	350	33
Moog, Inc. Class A (Æ)	373	16
MSC Industrial Direct Co., Inc. Class A	457	33
National Instruments Corp.	1,103	29
Nordson Corp.	345	14
Old Dominion Freight Line, Inc. (Æ)	472	19
OSI Systems, Inc. (Æ)	390	19
Powell Industries, Inc. (Æ)	749	23
Raven Industries, Inc.	519	32
Regal-Beloit Corp.	253	13
Robbins & Myers, Inc.	310	15
Rollins, Inc.	725	16
Sun Hydraulics Corp.	956	22
Team, Inc. (Æ)	1,124	33
Teledyne Technologies, Inc. (Æ)	273	15
TeleTech Holdings, Inc. (Æ)	840	14
Tennant Co.	639	25
Tetra Tech, Inc. (Æ)	761	16
Thomas & Betts Corp. (Æ)	347	19
Toro Co. (The)	273	17
Triumph Group, Inc.	289	17
Twin Disc, Inc.	384	14
Woodward, Inc.	863	35
Zebra Technologies Corp. Class A (Æ)	415	15

		1,479

34	Russell Small Cap Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 20.7%
ADTRAN, Inc.	480	14
American Science & Engineering, Inc.	221	15
AXT, Inc. (Æ)	3,624	15
Blackbaud, Inc.	1,120	31
Blue Coat Systems, Inc. (Æ)	1,033	26
Cognex Corp.	874	31
Coherent, Inc. (Æ)	343	18
Concur Technologies, Inc. (Æ)	674	34
Daktronics, Inc.	1,573	15
Diodes, Inc. (Æ)	757	16
DTS, Inc. (Æ)	910	25
Ebix, Inc.	1,709	38
FEI Co. (Æ)	474	19
GeoEye, Inc. (Æ)	778	17
Hittite Microwave Corp. (Æ)	519	26
iGate Corp. (Æ)	2,507	39
II-VI, Inc. (Æ)	1,427	26
Interactive Intelligence Group, Inc. (Æ)	866	20
IPG Photonics Corp. (Æ)	486	16
iRobot Corp. (Æ)	1,009	30
JDA Software Group, Inc. (Æ)	574	19
Micrel, Inc.	1,473	15
Microsemi Corp. (Æ)	976	16
Monolithic Power Systems, Inc. (Æ)	2,229	34
Netgear, Inc. (Æ)	1,005	34
Netscout Systems, Inc. (Æ)	1,098	19
NeuStar, Inc. Class A (Æ)	1,126	38
Novellus Systems, Inc. (Æ)	542	22
Parametric Technology Corp. (Æ)	842	15
Plantronics, Inc.	465	17
Power Integrations, Inc.	876	29
Progress Software Corp. (Æ)	715	14
QLogic Corp. (Æ)	1,066	16
Quest Software, Inc. (Æ)	1,635	30
Rofin-Sinar Technologies, Inc. (Æ)	1,213	28
Rogers Corp. (Æ)	299	11
Sapient Corp.	2,626	33
Silicon Laboratories, Inc. (Æ)	814	35
STEC, Inc. (Æ)	1,597	14
Stratasys, Inc. (Æ)	1,210	37
Synaptics, Inc. (Æ)	1,154	35
Syntel, Inc.	616	29
TeleNav, Inc. (Æ)	1,610	13
TriQuint Semiconductor, Inc. (Æ)	3,714	18
Tyler Technologies, Inc. (Æ)	1,117	34
Ultratech, Inc. (Æ)	1,370	34
VASCO Data Security International, Inc. (Æ)	2,132	14
Viasat, Inc. (Æ)	427	20
Virtusa Corp. (Æ)	1,774	26
Volterra Semiconductor Corp. (Æ)	1,391	36

		1,206

	Principal Amount ($) or Shares	Market Value $
Utilities - 0.4%
8x8, Inc. (Æ)	6,506	21

Total Common Stocks (cost $4,748)		5,823

Total Investments - 99.8% (identified cost $4,748)		5,823

Other Assets and Liabilities, Net - 0.2%		9

Net Assets - 100.0%		5,832

See accompanying notes which are an integral part of this quarterly report.

Russell Small Cap Consistent Growth ETF	35

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,199	$—	$—	$1,199
Consumer Staples	182	—	—	182
Energy	311	—	—	311
Financial Services	409	—	—	409
Health Care	646	—	—	646
Materials and Processing	370	—	—	370
Producer Durables	1,479	—	—	1,479
Technology	1,206	—	—	1,206
Utilities	21	—	—	21

Total Investments	5,823	—	—	5,823

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

36	Russell Small Cap Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 14.5%
99 Cents Only Stores (Æ)	688	15
American Greetings Corp. Class A	885	11
ANN, Inc. (Æ)	641	16
Ascena Retail Group, Inc. (Æ)	547	16
Biglari Holdings, Inc. (Æ)	44	16
Brinker International, Inc.	625	17
Carter’s, Inc. (Æ)	378	15
Cato Corp. (The) Class A	588	14
Chico’s FAS, Inc.	1,446	16
Childrens Place Retail Stores, Inc. (The) (Æ)	279	15
Churchill Downs, Inc.	310	16
Cinemark Holdings, Inc.	768	14
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	1,330	17
DeVry, Inc.	436	17
Dorman Products, Inc. (Æ)	389	14
DR Horton, Inc.	1,263	16
Drew Industries, Inc. (Æ)	693	17
Ethan Allen Interiors, Inc.	741	18
Finish Line, Inc. (The) Class A	714	14
Foot Locker, Inc.	638	15
Fred’s, Inc. Class A	1,118	16
GameStop Corp. Class A	651	16
Helen of Troy, Ltd. (Æ)	504	15
Iconix Brand Group, Inc. (Æ)	872	14
Inter Parfums, Inc.	878	14
International Speedway Corp. Class A	612	16
Jack in the Box, Inc. (Æ)	734	15
Jakks Pacific, Inc.	788	11
Jarden Corp.	483	14
John Wiley & Sons, Inc. Class A	313	14
Kirkland’s, Inc. (Æ)	1,206	16
Leggett & Platt, Inc.	672	15
Live Nation Entertainment, Inc. (Æ)	1,741	14
Matthews International Corp. Class A	454	14
Men’s Wearhouse, Inc. (The)	541	18
Meredith Corp.	519	17
New York Times Co. (The) Class A (Æ)	2,066	16
NVR, Inc. (Æ)	22	15
Oxford Industries, Inc.	397	18
Penske Automotive Group, Inc.	741	14
PEP Boys-Manny Moe & Jack (The)	1,324	15
Pier 1 Imports, Inc. (Æ)	1,107	15
Regis Corp.	927	15
Ryland Group, Inc. (The)	1,000	16
Scholastic Corp.	556	17
Service Corp. International	1,468	16
Shoe Carnival, Inc. (Æ)	633	16
Snap-on, Inc.	293	15
Stage Stores, Inc.	1,200	17
Steiner Leisure, Ltd. (Æ)	320	15
Stewart Enterprises, Inc. Class A	2,419	14
Texas Roadhouse, Inc. Class A	1,123	17
Toll Brothers, Inc. (Æ)	741	15

	Principal Amount ($) or Shares	Market Value $
Tupperware Brands Corp.	258	14
Vail Resorts, Inc.	338	14
WABCO Holdings, Inc. (Æ)	320	14
Warnaco Group, Inc. (The) (Æ)	297	15
Wolverine World Wide, Inc.	408	15

		886

Consumer Staples - 4.2%
Boston Beer Co., Inc. Class A (Æ)	151	16
Casey’s General Stores, Inc.	282	15
Constellation Brands, Inc. Class A (Æ)	773	16
Core-Mark Holding Co., Inc.	390	15
Flowers Foods, Inc.	761	14
Fresh Del Monte Produce, Inc.	600	15
Hain Celestial Group, Inc. (The) (Æ)	403	15
J&J Snack Foods Corp.	290	15
Ruddick Corp.	378	16
Snyders-Lance, Inc.	712	16
Spartan Stores, Inc.	834	15
Tootsie Roll Industries, Inc.	624	15
TreeHouse Foods, Inc. (Æ)	228	15
United Natural Foods, Inc. (Æ)	389	16
WD-40 Co.	363	15
Winn-Dixie Stores, Inc. (Æ)	2,720	26

		255

Energy - 3.8%
Atwood Oceanics, Inc. (Æ)	367	15
Basic Energy Services, Inc. (Æ)	798	16
Dawson Geophysical Co. (Æ)	431	18
Energy Partners, Ltd. (Æ)	1,089	16
Energy XXI Bermuda, Ltd. (Æ)	478	15
Helix Energy Solutions Group, Inc. (Æ)	848	13
Key Energy Services, Inc. (Æ)	996	15
Matrix Service Co. (Æ)	1,607	15
McMoRan Exploration Co. (Æ)	941	14
OYO Geospace Corp. (Æ)	169	13
Petroquest Energy, Inc. (Æ)	2,190	14
RPC, Inc.	771	14
SEACOR Holdings, Inc. (Æ)	171	15
Tesco Corp. (Æ)	1,129	14
Unit Corp. (Æ)	297	14
Vaalco Energy, Inc. (Æ)	2,388	14

		235

Financial Services - 15.4%
Advent Software, Inc. (Æ)	557	14
Allied World Assurance Co. Holdings AG	253	16
Alterra Capital Holdings, Ltd.	655	15
American Capital, Ltd. (Æ)	2,158	15
American Financial Group, Inc.	418	15
Ares Capital Corp.	967	15
Associated Banc-Corp.	1,446	16
Banner Corp.	930	16
BBCN Bancorp, Inc. (Æ)	1,606	15
BGC Partners, Inc. Class A	2,380	14

Russell Small Cap Low P/E ETF	37

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Boston Private Financial Holdings, Inc.	1,936	15
Brookline Bancorp, Inc.	1,871	16
Capitol Federal Financial, Inc.	1,329	15
Cash America International, Inc.	303	14
Cathay General Bancorp	1,085	16
Cohen & Steers, Inc.	553	16
Cousins Properties, Inc. (ö)	2,528	16
Credit Acceptance Corp. (Æ)	182	15
Delphi Financial Group, Inc. Class A	547	24
DuPont Fabros Technology, Inc. (ö)	668	16
Eaton Vance Corp.	626	15
Encore Capital Group, Inc. (Æ)	690	15
Euronet Worldwide, Inc. (Æ)	836	15
Ezcorp, Inc. Class A (Æ)	517	14
First Citizens BancShares, Inc. Class A (Æ)	88	15
First Financial Bancorp	947	16
First Potomac Realty Trust (ö)	1,182	15
FirstMerit Corp.	1,030	16
GFI Group, Inc.	3,540	15
Global Payments, Inc.	340	16
Heartland Payment Systems, Inc.	667	16
Hercules Technology Growth Capital, Inc.	1,594	15
Independent Bank Corp.	575	16
Infinity Property & Casualty Corp.	262	15
Jack Henry & Associates, Inc.	453	15
Main Street Capital Corp.	771	16
Meadowbrook Insurance Group, Inc.	1,475	16
NASDAQ OMX Group, Inc. (The) (Æ)	573	14
National Financial Partners Corp. (Æ)	1,090	15
Navigators Group, Inc. (The) (Æ)	322	15
NBT Bancorp, Inc.	706	16
Northwest Bancshares, Inc.	1,211	15
Old National Bancorp	1,341	16
Oritani Financial Corp.	1,156	15
PacWest Bancorp	805	15
Park National Corp.	247	16
Provident Financial Services, Inc.	1,149	15
RAIT Financial Trust (ö)	3,373	16
St. Joe Co. (The) (Æ)	1,046	15
StanCorp Financial Group, Inc.	427	16
Sterling Financial Corp. (Æ)	947	16
Susquehanna Bancshares, Inc.	1,899	16
TFS Financial Corp. (Æ)	1,625	15
TICC Capital Corp.	1,694	15
Total System Services, Inc.	751	15
Triangle Capital Corp.	831	16
Trustco Bank Corp.	2,855	16
Waddell & Reed Financial, Inc. Class A	553	14
Washington Federal, Inc.	1,156	16
Wintrust Financial Corp.	541	15
Zions Bancorporation	935	15

		943

Health Care - 10.4%
Affymetrix, Inc. (Æ)	3,328	14
AMERIGROUP Corp. Class A (Æ)	263	16
AMN Healthcare Services, Inc. (Æ)	3,277	15

	Principal Amount ($) or Shares	Market Value $
Amsurg Corp. Class A (Æ)	577	15
Analogic Corp.	269	15
AngioDynamics, Inc. (Æ)	995	15
Arthrocare Corp. (Æ)	505	16
Bio-Rad Laboratories, Inc. Class A (Æ)	160	15
Chemed Corp.	280	14
CONMED Corp. (Æ)	572	15
Cooper Cos., Inc. (The)	246	17
Covance, Inc. (Æ)	328	15
Greatbatch, Inc. (Æ)	680	15
Haemonetics Corp. (Æ)	254	16
Hanger Orthopedic Group, Inc. (Æ)	940	17
Health Net, Inc. (Æ)	483	15
ICU Medical, Inc. (Æ)	342	15
LifePoint Hospitals, Inc. (Æ)	383	14
Lincare Holdings, Inc.	635	16
Magellan Health Services, Inc. (Æ)	297	15
Medicis Pharmaceutical Corp. Class A	461	15
Merit Medical Systems, Inc. (Æ)	1,083	14
Molina Healthcare, Inc. (Æ)	688	15
Myriad Genetics, Inc. (Æ)	708	15
Orthofix International NV (Æ)	439	15
Owens & Minor, Inc.	488	14
PAREXEL International Corp. (Æ)	750	16
Patterson Cos., Inc.	499	15
PerkinElmer, Inc.	795	16
Prestige Brands Holdings, Inc. (Æ)	1,523	17
PSS World Medical, Inc. (Æ)	617	15
Qiagen NV (Æ)	1,009	14
Sciclone Pharmaceuticals, Inc. (Æ)	3,336	14
Sirona Dental Systems, Inc. (Æ)	339	15
STERIS Corp.	500	15
Symmetry Medical, Inc. (Æ)	1,921	15
Techne Corp.	223	15
Teleflex, Inc.	247	15
Thoratec Corp. (Æ)	495	17
Universal Health Services, Inc. Class B	374	15
VCA Antech, Inc. (Æ)	765	15
West Pharmaceutical Services, Inc.	390	15

		637

Materials and Processing - 11.8%
A Schulman, Inc.	728	15
Acuity Brands, Inc.	297	16
AMCOL International Corp.	454	12
Aptargroup, Inc.	296	15
Beacon Roofing Supply, Inc. (Æ)	770	16
Belden, Inc.	455	15
Bemis Co., Inc.	510	15
Calgon Carbon Corp. (Æ)	1,011	16
Coeur d’Alene Mines Corp. (Æ)	514	12
Comfort Systems USA, Inc.	1,442	15
Commercial Metals Co.	1,076	15
Compass Minerals International, Inc.	196	13
Cytec Industries, Inc.	319	14
Eagle Materials, Inc.	650	18
Encore Wire Corp.	580	15

38	Russell Small Cap Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Georgia Gulf Corp. (Æ)	783	15
Gibraltar Industries, Inc. (Æ)	1,110	15
HB Fuller Co.	652	15
Innospec, Inc. (Æ)	518	15
Interface, Inc. Class A	1,308	15
Jaguar Mining, Inc. (Æ)	2,104	13
Kaiser Aluminum Corp.	323	15
KapStone Paper and Packaging Corp. (Æ)	907	14
LB Foster Co. Class A	524	15
Louisiana-Pacific Corp. (Æ)	1,885	15
LSB Industries, Inc. (Æ)	481	13
Martin Marietta Materials, Inc.	196	15
Minerals Technologies, Inc.	256	14
Mueller Industries, Inc.	391	15
Myers Industries, Inc.	1,227	15
Neenah Paper, Inc.	804	19
Packaging Corp. of America	578	15
PH Glatfelter Co.	1,037	15
PolyOne Corp.	1,398	17
Quaker Chemical Corp.	387	15
Reliance Steel & Aluminum Co.	306	15
RPM International, Inc.	637	16
Sensient Technologies Corp.	398	15
Silgan Holdings, Inc.	386	15
Simpson Manufacturing Co., Inc.	450	15
Sonoco Products Co.	463	15
Stepan Co.	185	15
Tredegar Corp.	689	15
Universal Stainless & Alloy (Æ)	398	15
Valmont Industries, Inc.	177	16
Wausau Paper Corp.	1,949	16
Worthington Industries, Inc.	855	14
Zoltek Cos., Inc. (Æ)	1,832	14

		718

Producer Durables - 19.4%
ABM Industries, Inc.	692	14
Actuant Corp. Class A	656	15
AECOM Technology Corp. (Æ)	701	14
Alaska Air Group, Inc. (Æ)	217	16
Allegiant Travel Co. Class A (Æ)	289	15
Altra Holdings, Inc. (Æ)	848	16
Applied Industrial Technologies, Inc.	436	15
Astec Industries, Inc. (Æ)	450	14
AZZ, Inc.	355	16
BE Aerospace, Inc. (Æ)	386	15
Brady Corp. Class A	498	16
Briggs & Stratton Corp.	998	15
Brink’s Co. (The)	611	17
Bristow Group, Inc.	327	15
Carlisle Cos., Inc.	337	15
Cascade Corp.	346	16
Cintas Corp.	495	18
Consolidated Graphics, Inc. (Æ)	295	14
Convergys Corp. (Æ)	1,164	15
Copa Holdings SA Class A	233	14
Corrections Corp. of America (Æ)	716	15
Covanta Holding Corp.	1,008	14

	Principal Amount ($) or Shares	Market Value $
Curtiss-Wright Corp.	457	16
Electronics for Imaging, Inc. (Æ)	1,017	14
EMCOR Group, Inc.	587	16
EnerSys (Æ)	626	16
Ennis, Inc.	1,013	14
EnPro Industries, Inc. (Æ)	444	15
Forward Air Corp.	469	15
Franklin Electric Co., Inc.	320	14
FTI Consulting, Inc. (Æ)	351	15
G&K Services, Inc. Class A	503	15
Genpact, Ltd. (Æ)	966	14
Granite Construction, Inc.	604	14
Great Lakes Dredge & Dock Corp.	2,487	14
Greenbrier Cos., Inc. (Æ)	678	17
Harsco Corp.	729	15
Heartland Express, Inc.	1,094	16
Heidrick & Struggles International, Inc.	706	15
HNI Corp.	574	15
HUB Group, Inc. Class A (Æ)	505	17
ICF International, Inc. (Æ)	580	14
Kadant, Inc. (Æ)	736	18
Kelly Services, Inc. Class A	1,039	14
Kennametal, Inc.	395	14
Korn/Ferry International (Æ)	894	15
Lindsay Corp.	266	15
MasTec, Inc. (Æ)	940	16
MAXIMUS, Inc.	362	15
Measurement Specialties, Inc. (Æ)	527	15
Moog, Inc. Class A (Æ)	360	16
Navigant Consulting, Inc. (Æ)	1,335	15
Old Dominion Freight Line, Inc. (Æ)	388	16
Pentair, Inc.	396	13
Regal-Beloit Corp.	286	15
RR Donnelley & Sons Co.	1,002	14
Rush Enterprises, Inc. Class A (Æ)	785	17
Ryder System, Inc.	288	15
SPX Corp.	237	14
Standex International Corp.	471	16
Steelcase, Inc. Class A	1,919	14
SYKES Enterprises, Inc. (Æ)	923	14
Teledyne Technologies, Inc. (Æ)	261	14
TeleTech Holdings, Inc. (Æ)	854	14
Tetra Tech, Inc. (Æ)	672	15
Textainer Group Holdings, Ltd.	555	16
Thomas & Betts Corp. (Æ)	285	16
Towers Watson & Co. Class A	231	14
Trinity Industries, Inc.	526	16
Triumph Group, Inc.	253	15
Tutor Perini Corp. (Æ)	912	11
Unifirst Corp.	260	15
United Stationers, Inc.	449	15
URS Corp. (Æ)	416	15
Waste Connections, Inc.	459	15
Watts Water Technologies, Inc. Class A	394	13
Werner Enterprises, Inc.	642	15
WESCO International, Inc. (Æ)	295	16
Zebra Technologies Corp. Class A (Æ)	397	14

		1,185

Russell Small Cap Low P/E ETF	39

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 13.4%
AboveNet, Inc. (Æ)	252	16
Acacia Research Corp. (Æ)	432	16
ACI Worldwide, Inc. (Æ)	500	14
ADTRAN, Inc.	455	14
Anaren, Inc. (Æ)	899	15
Anixter International, Inc. (Æ)	245	15
Arris Group, Inc. (Æ)	1,399	15
ATMI, Inc. (Æ)	727	15
Benchmark Electronics, Inc. (Æ)	1,089	15
Brightpoint, Inc. (Æ)	1,506	16
Brocade Communications Systems, Inc. (Æ)	2,796	15
Brooks Automation, Inc.	1,577	16
CACI International, Inc. Class A (Æ)	267	15
Compuware Corp. (Æ)	1,801	15
Comtech Telecommunications Corp.	497	14
CSG Systems International, Inc. (Æ)	992	15
DealerTrack Holdings, Inc. (Æ)	581	16
Extreme Networks (Æ)	4,981	15
GSI Group, Inc. (Æ)	1,365	14
Harmonic, Inc. (Æ)	2,801	14
II-VI, Inc. (Æ)	769	14
Ingram Micro, Inc. Class A (Æ)	835	15
Insight Enterprises, Inc. (Æ)	1,028	16
Integrated Silicon Solution, Inc. (Æ)	1,612	15
Intersil Corp. Class A	1,415	15
J2 Global Inc. (Æ)	555	16
JDA Software Group, Inc. (Æ)	477	15
JDS Uniphase Corp. (Æ)	1,370	14
Kulicke & Soffa Industries, Inc. (Æ)	1,653	15
LeCroy Corp. (Æ)	1,662	14
LSI Corp. (Æ)	2,677	16
Mentor Graphics Corp. (Æ)	1,181	16
Micrel, Inc.	1,446	15
Microsemi Corp. (Æ)	847	14
Molex, Inc.	603	14
Monotype Imaging Holdings, Inc. (Æ)	1,014	16
Multi-Fineline Electronix, Inc. (Æ)	719	15
NCR Corp. (Æ)	860	14
Netgear, Inc. (Æ)	396	13
Plantronics, Inc.	437	16
Plexus Corp. (Æ)	554	15
Progress Software Corp. (Æ)	739	14
QLogic Corp. (Æ)	1,008	15
RF Micro Devices, Inc. (Æ)	2,415	13
Rogers Corp. (Æ)	379	14
Sanmina-SCI Corp. (Æ)	1,761	15
Scansource, Inc. (Æ)	424	15
Solera Holdings, Inc.	318	14
Super Micro Computer, Inc. (Æ)	1,107	16
Synaptics, Inc. (Æ)	463	14
SYNNEX Corp. (Æ)	513	16
Tekelec (Æ)	1,365	15

	Principal Amount ($) or Shares	Market Value $
VASCO Data Security International, Inc. (Æ)	1,785	12
Websense, Inc. (Æ)	831	16
Xyratex, Ltd.	1,109	15

		817

Utilities - 6.9%
AGL Resources, Inc.	585	26
Allete, Inc.	378	16
Aqua America, Inc.	687	15
Atlantic Tele-Network, Inc.	363	14
Atmos Energy Corp.	440	15
Black Hills Corp.	459	15
California Water Service Group	816	15
CH Energy Group, Inc.	267	16
Chesapeake Utilities Corp.	350	15
Empire District Electric Co. (The)	715	15
Great Plains Energy, Inc.	715	16
Hawaiian Electric Industries, Inc.	581	15
IDT Corp. Class B	1,157	11
Laclede Group, Inc. (The)	375	15
Northwest Natural Gas Co.	320	15
NorthWestern Corp.	431	15
NV Energy, Inc.	981	16
Otter Tail Corp.	694	15
Piedmont Natural Gas Co., Inc.	456	15
Premiere Global Services, Inc. (Æ)	1,819	15
South Jersey Industries, Inc.	268	15
Southwest Gas Corp.	372	16
UGI Corp.	502	15
UIL Holdings Corp.	432	15
Vectren Corp.	517	16
Westar Energy, Inc.	545	16
WGL Holdings, Inc.	351	16

		419

Total Common Stocks (cost $5,949)		6,095

Total Investments - 99.8% (identified cost $5,949)		6,095

Other Assets and Liabilities, Net - 0.2%		13

Net Assets - 100.0%		6,108

See accompanying notes which are an integral part of this quarterly report.

40	Russell Small Cap Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$886	$—	$—	$886
Consumer Staples	255	—	—	255
Energy	235	—	—	235
Financial Services	943	—	—	943
Health Care	637	—	—	637
Materials and Processing	718	—	—	718
Producer Durables	1,185	—	—	1,185
Technology	817	—	—	817
Utilities	419	—	—	419

Total Investments	6,095	—	—	6,095

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Small Cap Low P/E ETF	41

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 12.8%
American Eagle Outfitters, Inc.	3,847	59
American Greetings Corp. Class A	3,187	40
Brown Shoe Co., Inc.	6,452	57
Citi Trends, Inc. (Æ)	6,048	53
Collective Brands, Inc. (Æ)	3,847	55
Corinthian Colleges, Inc. (Æ)	20,396	44
Dolan Co. (The) (Æ)	5,865	50
DreamWorks Animation SKG, Inc. Class A (Æ)	2,889	48
Drew Industries, Inc. (Æ)	2,474	61
Fred’s, Inc. Class A	3,992	58
Fuel Systems Solutions, Inc. (Æ)	3,014	50
GameStop Corp. Class A	2,320	56
Harte-Hanks, Inc.	5,949	54
Helen of Troy, Ltd. (Æ)	1,796	55
International Speedway Corp. Class A	2,201	56
PF Chang’s China Bistro, Inc.	1,769	55
RadioShack Corp.	4,673	45
Regis Corp.	3,338	55
Rent-A-Center, Inc. Class A	1,491	55
Scientific Games Corp. Class A (Æ)	6,237	60
Service Corp. International	5,233	56
Skechers U.S.A., Inc. Class A (Æ)	3,985	48
Stewart Enterprises, Inc. Class A	8,624	50
Superior Industries International, Inc.	3,325	55
Thor Industries, Inc.	2,237	62
Vail Resorts, Inc.	1,203	51
Viad Corp.	2,892	51
Washington Post Co. (The) Class B	149	56
WMS Industries, Inc. (Æ)	2,558	52

		1,547

Consumer Staples - 3.7%
Cal-Maine Foods, Inc.	1,582	58
Core-Mark Holding Co., Inc.	1,392	55
Diamond Foods, Inc.	1,951	63
Fresh Del Monte Produce, Inc.	2,158	54
Nash Finch Co.	1,951	57
Pantry, Inc. (The) (Æ)	4,336	52
Ruddick Corp.	1,344	57
Spartan Stores, Inc.	3,003	56

		452

Energy - 3.0%
Basic Energy Services, Inc. (Æ)	2,847	56
Bill Barrett Corp. (Æ)	1,375	47
Cal Dive International, Inc. (Æ)	22,730	51
Dawson Geophysical Co. (Æ)	1,552	61
SEACOR Holdings, Inc. (Æ)	617	55
Tesco Corp. (Æ)	4,024	51
Unit Corp. (Æ)	1,060	49

		370

	Principal Amount ($) or Shares	Market Value $
Financial Services - 23.7%
Allied World Assurance Co. Holdings AG	902	57
American Equity Investment Life Holding Co.	4,850	50
American Financial Group, Inc.	1,492	55
Anworth Mortgage Asset Corp. (ö)	8,468	53
Argo Group International Holdings, Ltd.	1,848	54
Aspen Insurance Holdings, Ltd.	2,042	54
Associated Banc-Corp.	5,206	58
Astoria Financial Corp.	7,116	60
BancorpSouth, Inc.	5,485	61
BBCN Bancorp, Inc. (Æ)	5,725	54
BGC Partners, Inc. Class A	8,488	50
BlackRock Kelso Capital Corp.	6,166	50
Capstead Mortgage Corp. (ö)	4,304	54
City National Corp.	1,265	56
Dime Community Bancshares, Inc.	4,531	57
Dynex Capital, Inc. (ö)	6,018	55
East West Bancorp, Inc.	2,741	54
Endurance Specialty Holdings, Ltd.	1,483	57
Euronet Worldwide, Inc. (Æ)	2,980	55
Fidelity National Financial, Inc. Class A	3,410	54
First Citizens BancShares, Inc. Class A (Æ)	312	55
First Commonwealth Financial Corp.	11,563	62
First Niagara Financial Group, Inc.	6,096	53
Flagstone Reinsurance Holdings SA	6,618	55
GFI Group, Inc.	12,739	52
Glacier Bancorp, Inc.	4,508	54
Hercules Technology Growth Capital, Inc.	5,735	54
Horace Mann Educators Corp.	4,388	60
Hudson City Bancorp, Inc.	9,601	60
Iberiabank Corp.	1,087	54
Infinity Property & Casualty Corp.	934	53
Investment Technology Group, Inc. (Æ)	5,084	55
Jefferies Group, Inc.	4,688	65
KBW, Inc.	3,972	60
Kemper Corp.	1,965	57
Knight Capital Group, Inc. Class A (Æ)	4,247	50
MB Financial, Inc.	3,188	55
Montpelier Re Holdings, Ltd.	3,181	56
NASDAQ OMX Group, Inc. (The) (Æ)	2,044	50
Navigators Group, Inc. (The) (Æ)	1,148	55
Park National Corp.	889	58
Piper Jaffray Cos. (Æ)	2,585	52
Platinum Underwriters Holdings, Ltd.	1,558	53
Provident Financial Services, Inc.	4,136	55
Safety Insurance Group, Inc.	1,282	52
Selective Insurance Group, Inc.	3,260	58
Susquehanna Bancshares, Inc.	6,836	57
TCF Financial Corp.	5,382	56
Umpqua Holdings Corp.	4,331	54
Validus Holdings, Ltd.	1,783	56
Washington Federal, Inc.	4,161	58
Wintrust Financial Corp.	1,948	55

		2,877

42	Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 6.8%
Almost Family, Inc. (Æ)	3,617	60
Community Health Systems, Inc. (Æ)	2,700	47
CONMED Corp. (Æ)	2,040	52
Greatbatch, Inc. (Æ)	2,425	54
Hanger Orthopedic Group, Inc. (Æ)	3,349	64
Kindred Healthcare, Inc. (Æ)	4,326	51
Magellan Health Services, Inc. (Æ)	1,059	52
Molina Healthcare, Inc. (Æ)	2,478	55
Natus Medical, Inc. (Æ)	6,424	61
Owens & Minor, Inc.	1,742	48
PerkinElmer, Inc.	2,862	57
Prestige Brands Holdings, Inc. (Æ)	5,440	61
Symmetry Medical, Inc. (Æ)	6,915	55
Triple-S Management Corp. Class B (Æ)	2,779	56
Wright Medical Group, Inc. (Æ)	3,653	60

		833

Materials and Processing - 8.9%
A Schulman, Inc.	2,598	55
Apogee Enterprises, Inc.	5,057	62
Beacon Roofing Supply, Inc. (Æ)	2,747	56
Cabot Corp.	1,632	52
Comfort Systems USA, Inc.	5,139	55
Commercial Metals Co.	3,873	54
Cytec Industries, Inc.	1,135	51
Encore Wire Corp.	2,089	54
HB Fuller Co.	2,348	54
Interline Brands, Inc. (Æ)	3,431	53
Minerals Technologies, Inc.	925	52
Mueller Industries, Inc.	1,402	54
OM Group, Inc. (Æ)	2,358	53
PH Glatfelter Co.	3,734	53
Quanex Building Products Corp.	3,557	53
Schnitzer Steel Industries, Inc. Class A	1,154	49
Sealed Air Corp.	3,038	52
Tredegar Corp.	2,480	55
Universal Forest Products, Inc.	1,928	60
Wausau Paper Corp.	6,949	57

		1,084

Producer Durables - 19.8%
ABM Industries, Inc.	2,469	51
AECOM Technology Corp. (Æ)	2,501	51
Albany International Corp. Class A	2,212	51
Alexander & Baldwin, Inc.	1,415	58
Brady Corp. Class A	1,808	57
Brink’s Co. (The)	2,199	59
Bristow Group, Inc.	1,165	55
Ceradyne, Inc. (Æ)	1,804	48
CIRCOR International, Inc.	1,666	59
Convergys Corp. (Æ)	4,191	54
EMCOR Group, Inc.	2,112	57
EnergySolutions, Inc. (Æ)	16,975	52
EnPro Industries, Inc. (Æ)	1,618	53
G&K Services, Inc. Class A	1,794	52
Genco Shipping & Trading, Ltd. (Æ)	7,077	48

	Principal Amount ($) or Shares	Market Value $
General Cable Corp. (Æ)	2,024	51
Granite Construction, Inc.	2,174	52
Great Lakes Dredge & Dock Corp.	8,866	49
H&E Equipment Services, Inc. (Æ)	4,217	57
Harsco Corp.	2,623	54
Heidrick & Struggles International, Inc.	2,542	55
ICF International, Inc. (Æ)	2,087	52
Kadant, Inc. (Æ)	2,627	60
Kelly Services, Inc. Class A	3,705	51
Korn/Ferry International (Æ)	3,187	54
Layne Christensen Co. (Æ)	2,144	52
Metalico, Inc. (Æ)	15,338	50
Mobile Mini, Inc. (Æ)	2,975	52
MYR Group, Inc. (Æ)	3,087	59
Orbital Sciences Corp. (Æ)	3,612	52
Orion Marine Group, Inc. (Æ)	8,909	59
Powell Industries, Inc. (Æ)	1,767	55
Republic Airways Holdings, Inc. (Æ)	14,135	48
RR Donnelley & Sons Co.	3,571	52
Rush Enterprises, Inc. Class A (Æ)	2,825	59
Ryder System, Inc.	1,036	55
SkyWest, Inc.	4,429	56
SPX Corp.	846	51
SYKES Enterprises, Inc. (Æ)	3,293	52
Teekay Tankers, Ltd. Class A	14,116	50
Tetra Tech, Inc. (Æ)	2,396	52
Trinity Industries, Inc.	1,894	57
Tutor Perini Corp. (Æ)	3,253	40
URS Corp. (Æ)	1,481	52
Werner Enterprises, Inc.	2,289	55

		2,398

Technology - 9.0%
Acxiom Corp. (Æ)	4,352	53
Anaren, Inc. (Æ)	3,201	53
Arris Group, Inc. (Æ)	4,990	54
AVX Corp.	4,184	53
Benchmark Electronics, Inc. (Æ)	3,921	53
Brocade Communications Systems, Inc. (Æ)	10,063	52
CACI International, Inc. Class A (Æ)	950	53
Checkpoint Systems, Inc. (Æ)	4,441	49
Comtech Telecommunications Corp.	1,771	51
CSG Systems International, Inc. (Æ)	3,569	52
Digital River, Inc. (Æ)	3,355	50
Earthlink, Inc.	8,594	55
Harmonic, Inc. (Æ)	9,989	50
Ingram Micro, Inc. Class A (Æ)	3,006	55
International Rectifier Corp. (Æ)	2,551	50
Multi-Fineline Electronix, Inc. (Æ)	2,587	53
Plexus Corp. (Æ)	1,994	55
Sigma Designs, Inc. (Æ)	7,696	46
TeleCommunication Systems, Inc. Class A (Æ)	19,941	47
TriQuint Semiconductor, Inc. (Æ)	12,253	60
United Online, Inc.	10,255	56

		1,100

Russell Small Cap Contrarian ETF	43

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments, continued — December 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 12.1%
AGL Resources, Inc.	1,313	55
Allete, Inc.	1,359	56
Atlantic Tele-Network, Inc.	1,296	51
Atmos Energy Corp.	1,583	53
Avista Corp.	2,166	56
Black Hills Corp.	1,653	56
CH Energy Group, Inc.	951	56
Chesapeake Utilities Corp.	1,248	54
Cleco Corp.	1,481	56
El Paso Electric Co.	1,554	54
Empire District Electric Co. (The)	2,572	54
Energen Corp.	1,058	53
Great Plains Energy, Inc.	2,573	56
Hawaiian Electric Industries, Inc.	2,068	55
Laclede Group, Inc. (The)	1,337	54
NorthWestern Corp.	1,552	56
NV Energy, Inc.	3,529	57
Ormat Technologies, Inc.	2,826	51
Otter Tail Corp.	2,497	55
Portland General Electric Co.	2,161	55
Southwest Gas Corp.	1,339	57
UGI Corp.	1,807	53
UIL Holdings Corp.	1,540	54
Unisource Energy Corp.	1,455	54
US Cellular Corp. (Æ)	1,227	54
Vectren Corp.	1,860	56
Westar Energy, Inc.	1,960	56

		1,477

Total Common Stocks (cost $11,380)		12,138

Total Investments - 99.8% (identified cost $11,380)		12,138

Other Assets and Liabilities, Net - 0.2%		30

Net Assets - 100.0%		12,168

See accompanying notes which are an integral part of this quarterly report.

44	Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Presentation of Portfolio Holdings — December 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,547	$—	$—	$1,547
Consumer Staples	452	—	—	452
Energy	370	—	—	370
Financial Services	2,877	—	—	2,877
Health Care	833	—	—	833
Materials and Processing	1,084	—	—	1,084
Producer Durables	2,398	—	—	2,398
Technology	1,100	—	—	1,100
Utilities	1,477	—	—	1,477

Total Investments	12,138	—	—	12,138

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Small Cap Contrarian ETF	45

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Schedules of Investments — December 31, 2011 (Unaudited)

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
±	Less than $500.

Abbreviations:

ADR - American Depositary Receipt

46	Notes to Schedules of Investments

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report — December 31, 2011 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 24 different investment portfolios that were in operation as of December 31, 2011. This Quarterly Report reports on 10 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Unites, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the administration responsibility of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). An investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted (unadjusted) prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Quarterly Report	47

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report, continued — December 31, 2011 (Unaudited)

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2.

Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict or other significant event.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds return to be lower or higher than if the Fund employed an active strategy.

The Funds return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies.

3.	Related Party Transactions

Russell Investment Management Company (“RIMCo”) advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

48	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report, continued — December 31, 2011 (Unaudited)

4.	Federal Income Taxes

At December 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF
Cost of Investments	$4,795,800	$23,327,735	$23,351,277	$4,632,065	$54,894,232

Unrealized Appreciation	147,719	703,046	802,171	55,919	2,184,914
Unrealized Depreciation	(420,620)	(671,333)	(568,435)	(472,853)	(904,435)

Net Unrealized Appreciation (Depreciation)	$(272,901)	$31,713	$233,736	$(416,934)	$1,280,479

	Russell Low P/E ETF	Russell Small Cap Aggressive Growth ETF	Russell Small Cap Consistent Growth ETF	Russell Small Cap Low P/E ETF	Russell Small Cap Contrarian ETF
Cost of Investments	$9,597,584	$4,722,620	$4,747,728	$5,949,505	$11,382,189

Unrealized Appreciation	315,170	1,089,842	1,144,421	227,337	880,232
Unrealized Depreciation	(1,019,169)	(157,621)	(68,721)	(81,646)	(124,622)

Net Unrealized Appreciation (Depreciation)	$(703,999)	$932,221	$1,075,700	$145,691	$755,610

5.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

Notes to Quarterly Report	49

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Shareholder Requests for Additional Information — December 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copes of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

50	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

XX-XX-XXX

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ James G. Polisson
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Polisson
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date:	February 29, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	February 29, 2012